UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23731

BONDBLOXX ETF TRUST

(Exact name of registrant as specified in charter)

700 Larkspur Landing Circle, Suite 250, Larkspur, CA 94939

(Address of principal executive offices)(Zip code)

BondBloxx Investment Management Corporation

700 Larkspur Landing Circle, Suite 250,

Larkspur, CA 94939

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 896-5089

Date of fiscal year end:

October 31

Date of reporting period:

April 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BondBloxxSM ETF Trust
Semi-Annual Report

April 30, 2023

BondBloxx USD High Yield Bond Industrial Sector ETF | XHYI | NYSE Arca

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF | XHYT | NYSE Arca

BondBloxx USD High Yield Bond Healthcare Sector ETF | XHYH | NYSE Arca

BondBloxx USD High Yield Bond Financial & REIT Sector ETF | XHYF | NYSE Arca

BondBloxx USD High Yield Bond Energy Sector ETF | XHYE | NYSE Arca

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF | XHYC | NYSE Arca

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF | XHYD | NYSE Arca

BondBloxx B Rated USD High Yield Corporate Bond ETF | XB | NYSE Arca

BondBloxx BB Rated USD High Yield Corporate Bond ETF | XBB | NYSE Arca

BondBloxx CCC Rated USD High Yield Corporate Bond ETF | XCCC | NYSE Arca

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF | XEMD | Cboe BZX

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF | XHLF | NYSE Arca

BondBloxx Bloomberg One Year Target Duration US Treasury ETF | XONE | NYSE Arca

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF | XTWO | NYSE Arca

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF | XTRE | NYSE Arca

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF | XFIV | NYSE Arca

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF | XSVN | NYSE Arca

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF | XTEN | NYSE Arca

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF | XTWY | NYSE Arca

BondBloxx Investment Management Corporation | bondbloxxetf.com | 800.896.5089

i

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF Growth
Fund Performance Overview (Unaudited)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Industrial Sector ETF (XHYI) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Core Industrial Index(1) from the Fund’s inception date (February 15, 2022(2)) to April 30, 2023.

BondBloxx USD High Yield Bond Industrial Sector ETF
Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of April 30, 2023
BondBloxx USD High Yield Bond Industrial Sector ETF	Six Months*	1 year	Since Inception(2)
Net Asset Value	7.10%	3.80%	(0.17)%
Market Value	7.44%	4.50%	0.04%
ICE Diversified US Cash Pay High Yield
Core Industrial Index	8.06%	4.72%	0.45%

*	Not annualized.
(1)	The ICE Diversified US Cash Pay High Yield Core Industrial Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the industrial sector, including the basic materials, capital goods, transportation and services subsectors.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYI were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.35%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF Growth
Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF (XHYT) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index(1) from the Fund’s inception date (February 15, 2022(2)) to April 30, 2023.

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of April 30, 2023
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	Six Months*	1 year	Since Inception(2)
Net Asset Value	0.83%	(3.96)%	(6.87)%
Market Value	1.26%	(3.21)%	(6.63)%
ICE Diversified US Cash Pay High Yield
Telecom, Media & Technology Index	1.23%	(3.49)%	(6.44)%

*	Not annualized.
(1)	The ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the telecom, media and technology sector, including the telecommunications, technology & electronics, and media sub-sectors.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYT were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.35%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF Growth
Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Healthcare Sector ETF (XHYH) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Healthcare Index(1) from the Fund’s inception date (February 15, 2022(2)) to April 30, 2023.

BondBloxx USD High Yield Bond Healthcare Sector ETF
Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of April 30, 2023
BondBloxx USD High Yield Bond Healthcare Sector ETF	Six Months*	1 year	Since Inception(2)
Net Asset Value	9.29%	(3.21)%	(6.12)%
Market Value	10.03%	(2.41)%	(5.87)%
ICE Diversified US Cash Pay High Yield
Healthcare Index	9.43%	(2.49)%	(5.53)%

*	Not annualized.
(1)	The ICE Diversified US Cash Pay High Yield Healthcare Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the healthcare sector, including the health facilities, health services, managed care, medical products, and pharmaceuticals sub-sectors.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYH were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.35%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF Growth
Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Financial & REIT Sector ETF (XHYF) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Financial & REIT Index(1) from the Fund’s inception date (February 15, 2022(2)) to April 30, 2023.

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of April 30, 2023
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	Six Months*	1 year	Since Inception(2)
Net Asset Value	5.42%	0.25%	(3.08)%
Market Value	5.70%	1.15%	(2.94)%
ICE Diversified US Cash Pay High Yield
Financial & REIT Index	5.80%	0.96%	(2.52)%

*	Not annualized.
(1)	The ICE Diversified US Cash Pay High Yield Financial & REIT Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the financial sector, including the banking, financial services, and insurance sub-sectors, and the REIT sector. The REIT sector is comprised solely of debt issued by real estate investment trusts.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYF were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.35%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF Growth
Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Energy Sector ETF (XHYE) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Energy Index(1) from the Fund’s inception date (February 15, 2022(2)) to April 30, 2023.

BondBloxx USD High Yield Bond Energy Sector ETF
Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of April 30, 2023
BondBloxx USD High Yield Bond Energy Sector ETF	Six Months*	1 year	Since Inception(2)
Net Asset Value	5.37%	4.08%	1.97%
Market Value	5.98%	5.07%	2.16%
ICE Diversified US Cash Pay High Yield
Energy Index	5.76%	4.87%	2.71%

*	Not annualized.
(1)	The ICE Diversified US Cash Pay High Yield Energy Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the energy sector, including the exploration & production, gas distribution, oil field equipment & services, and oil refining & marketing sub-sectors.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYE were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.35%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF Growth
Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF (XHYC) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Consumer Cyclical Index(1) from the Fund’s inception date (February 15, 2022(2)) to April 30, 2023.

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of April 30, 2023
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	Six Months*	1 year	Since Inception(2)
Net Asset Value	6.53%	0.08%	(3.40)%
Market Value	7.35%	0.81%	(3.33)%
ICE Diversified US Cash Pay High Yield
Consumer Cyclical Index	6.96%	0.53%	(2.98)%

*	Not annualized.
(1)	The ICE Diversified US Cash Pay High Yield Consumer Cyclical Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the consumer cyclicals sector (companies whose performance is generally more closely connected to the business cycle and current economic conditions), including the automotive, leisure, real estate development & management, department stores, and specialty retail subsectors.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYC were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.35%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF Growth
Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF (XHYD) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index(1) from the Fund’s inception date (February 15, 2022(2)) to April 30, 2023.

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of April 30, 2023
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	Six Months*	1 year	Since Inception(2)
Net Asset Value	6.91%	4.18%	(0.76)%
Market Value	7.31%	5.03%	(0.66)%
ICE Diversified US Cash Pay High Yield
Consumer Non-Cyclical Index	7.34%	4.63%	(0.31)%

*	Not annualized.
(1)	The ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the consumer non-cyclicals sector (companies whose performance is generally less closely connected to the business cycle and current economic conditions), including the consumer goods, discount stores, food & drug retail, restaurants, and utilities sub-sectors.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYD were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.35%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF Growth
Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx B Rated USD High Yield Corporate Bond ETF (XB) at net asset value and market price as compared to the ICE BofA Single-B US Cash Pay High Yield Constrained Index(1) from the Fund’s inception date (May 24, 2022(2)) to April 30, 2023.

BondBloxx B Rated USD High Yield Corporate Bond ETF
Growth of a Hypothetical $10,000 Investment

Cumulative Total Returns as of April 30, 2023
BondBloxx B Rated USD High Yield Corporate Bond ETF	Six Months	Since Inception(2)
Net Asset Value	5.13%	3.61%
Market Value	5.47%	0.02%
ICE BofA Single-B US Cash Pay High Yield
Constrained Index	5.93%	4.47%

(1)	The ICE BofA Single-B US Cash Pay High Yield Constrained Index contains all bonds in the ICE BofA US Cash Pay High Yield Index (the “Underlying Index”) that are rated B1 through B3, based on an average of Moody’s Investors Services Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”), but caps issuer exposure at 2%.
(2)	The Fund commenced operations on May 24, 2022. Shares of XB were listed on the NYSE Arca, Inc. on May 26, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.30%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx BB Rated USD High Yield Corporate Bond ETF (XBB) at net asset value and market price as compared to the ICE BofA BB US Cash Pay High Yield Constrained Index(1) from the Fund’s inception date (May 24, 2022(2)) to April 30, 2023.

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Growth of a Hypothetical $10,000 Investment

Cumulative Total Returns as of April 30, 2023
BondBloxx BB Rated USD High Yield Corporate Bond ETF	Six Months	Since Inception(2)
Net Asset Value	5.54%	3.35%
Market Value	5.88%	(0.02)%
ICE BofA BB US Cash Pay High Yield
Constrained Index	5.82%	3.55%

(1)	The ICE BofA BB US Cash Pay High Yield Constrained Index contains all bonds in the ICE BofA US Cash Pay High Yield Index (the “Underlying Index”) that are rated BB1 though BB3, based on an average of Moody’s Investors Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”), but caps issuer exposure at 2%.
(2)	The Fund commenced operations on May 24, 2022. Shares of XBB were listed on the NYSE Arca, Inc. on May 26, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.20%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF Growth
Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx CCC Rated USD High Yield Corporate Bond ETF (XCCC) at net asset value and market price as compared to the ICE CCC US Cash Pay High Yield Constrained Index(1) from the Fund’s inception date (May 24, 2022(2)) to April 30, 2023.

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Growth of a Hypothetical $10,000 Investment

Cumulative Total Returns as of April 30, 2023
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	Six Months	Since Inception(2)
Net Asset Value	6.53%	3.77%
Market Value	7.01%	0.98%
ICE CCC US Cash Pay High Yield
Constrained Index	7.25%	4.69%

(1)	The ICE CCC US Cash Pay High Yield Constrained Index contains all bonds in the ICE BofA US Cash Pay High Yield Index (the “Underlying Index”) that are rated CCC1 through CCC3, based on an average of Moody’s Investors Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”), but caps issuer exposure at 2%.
(2)	The Fund commenced operations on May 24, 2022. Shares of XCCC were listed on the NYSE Arca, Inc. on May 26, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.40%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF Growth
Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF (XEMD) at net asset value and market price as compared to the J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index(1) from the Fund’s inception date (June 28, 2022(2)) to April 30, 2023.

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Growth of a Hypothetical $10,000 Investment

Cumulative Total Returns as of April 30, 2023
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	Six Months	Since Inception(2)
Net Asset Value	7.38%	3.33%
Market Value	8.43%	3.75%
J.P. Morgan EMBI Global Diversified Liquid
1-10 Year Maturity Index	7.66%	3.73%

(1)	The J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index contains all bonds with at least $1 billion in face amount outstanding in the J.P. Morgan EMBI Global Diversified Index (the “Underlying Index”) that have an average life below 10 years at each month-end rebalance. The Underlying Index is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark that tracks the total return of actively-traded external debt instruments in emerging market countries.
(2)	The Fund commenced operations on June 28, 2022. Shares of XEMD were listed on the Cboe BZX, Inc. on June 30, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX, Inc. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.29%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF Growth
Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Six Month Target Duration US Treasury ETF (XHLF) at net asset value and market price as compared to the Bloomberg US Treasury 6 Month Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to April 30, 2023.

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Growth of a Hypothetical $10,000 Investment

Cumulative Total Returns as of April 30, 2023
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	Six Months	Since Inception(2)
Net Asset Value	2.15%	2.33%
Market Value	2.09%	2.31%
Bloomberg US Treasury 6 Month
Duration Index	2.19%	2.35%

(1)	The Bloomberg US Treasury 6 Month Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Bill Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 6 month target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XHLF were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.03%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF Growth
Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg One Year Target Duration US Treasury ETF (XONE) at net asset value and market price as compared to the Bloomberg US Treasury 1 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to April 30, 2023.

BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Growth of a Hypothetical $10,000 Investment

Cumulative Total Returns as of April 30, 2023
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	Six Months	Since Inception(2)
Net Asset Value	2.18%	1.97%
Market Value	2.20%	2.05%
Bloomberg US Treasury 1 Year
Duration Index	2.21%	2.03%

(1)	The Bloomberg US Treasury 1 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Short Treasury Index and Bloomberg US Treasury Index (each an “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 1 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XONE were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.03%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF Growth
Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Two Year Target Duration US Treasury ETF (XTWO) at net asset value and market price as compared to the Bloomberg US Treasury 2 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to April 30, 2023.

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Growth of a Hypothetical $10,000 Investment

Cumulative Total Returns as of April 30, 2023
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	Six Months	Since Inception(2)
Net Asset Value	2.82%	1.90%
Market Value	2.84%	2.08%
Bloomberg US Treasury 2 Year
Duration Index	2.85%	1.95%

(1)	The Bloomberg US Treasury 2 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 2 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XTWO were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.05%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF Growth
Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Three Year Target Duration US Treasury ETF (XTRE) at net asset value and market price as compared to the Bloomberg US Treasury 3 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to April 30, 2023.

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Growth of a Hypothetical $10,000 Investment

Cumulative Total Returns as of April 30, 2023
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	Six Months	Since Inception(2)
Net Asset Value	3.89%	2.39%
Market Value	3.91%	2.61%
Bloomberg US Treasury 3 Year
Duration Index	3.90%	2.39%

(1)	The Bloomberg US Treasury 3 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 3 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XTRE were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.05%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF Growth
Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Five Year Target Duration US Treasury ETF (XFIV) at net asset value and market price as compared to the Bloomberg US Treasury 5 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to April 30, 2023.

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Growth of a Hypothetical $10,000 Investment

Cumulative Total Returns as of April 30, 2023
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	Six Months	Since Inception(2)
Net Asset Value	5.58%	2.68%
Market Value	5.65%	3.01%
Bloomberg US Treasury 5 Year
Duration Index	5.60%	2.69%

(1)	The Bloomberg US Treasury 5 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 5 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XFIV were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.05%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF Growth
Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF (XSVN) at net asset value and market price as compared to the Bloomberg US Treasury 7 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to April 30, 2023.

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
Growth of a Hypothetical $10,000 Investment

Cumulative Total Returns as of April 30, 2023
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	Six Months	Since Inception(2)
Net Asset Value	6.62%	2.43%
Market Value	6.79%	2.78%
Bloomberg US Treasury 7 Year
Duration Index	6.66%	2.52%

(1)	The Bloomberg US Treasury 7 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 7 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XSVN were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.05%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF Growth
Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF (XTEN) at net asset value and market price as compared to the Bloomberg US Treasury 10 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to April 30, 2023.

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
Growth of a Hypothetical $10,000 Investment

Cumulative Total Returns as of April 30, 2023
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	Six Months	Since Inception(2)
Net Asset Value	8.97%	2.25%
Market Value	9.27%	2.68%
Bloomberg US Treasury 10 Year
Duration Index	8.91%	2.18%

(1)	The Bloomberg US Treasury 10 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 10 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XTEN were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.075%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF Growth
Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF (XTWY) at net asset value and market price as compared to the Bloomberg US Treasury 20 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to April 30, 2023.

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Growth of a Hypothetical $10,000 Investment

Cumulative Total Returns as of April 30, 2023
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	Six Months	Since Inception(2)
Net Asset Value	13.83%	(0.18)%
Market Value	14.07%	(0.36)%
Bloomberg US Treasury 20 Year
Duration Index	13.86%	0.00%

(1)	The Bloomberg US Treasury 20 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 20 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XTWY were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.125%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

Fund Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $1,000 in the Fund at the beginning of the period (November 1, 2022) and held for the entire period until April 30, 2023. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Actual Expenses

The first line under each Fund in the tables below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expense Ratios for the Period 4/30/2023	Expenses Paid During the Period(1) 4/30/2023
BondBloxx USD High Yield Bond
Industrial Sector ETF
Actual Expenses	$1,000.00	$1,070.97	0.35%	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76

BondBloxx USD High Yield Bond
Telecom, Media & Technology Sector ETF
Actual Expenses	$1,000.00	$1,008.35	0.35%	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76

BondBloxx USD High Yield Bond
Healthcare Sector ETF
Actual Expenses	$1,000.00	$1,092.94	0.35%	$1.82
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76

BondBloxx USD High Yield Bond
Financial & REIT Sector ETF
Actual Expenses	$1,000.00	$1,054.21	0.35%	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76

BONDBLOXX ETF TRUST

Fund Expense Examples (Unaudited) (Continued)

Fund	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expense Ratios for the Period 4/30/2023	Expenses Paid During the Period(1) 4/30/2023
BondBloxx USD High Yield Bond
Energy Sector ETF
Actual Expenses	$1,000.00	$1,053.71	0.35%	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76

BondBloxx USD High Yield Bond
Consumer Cyclicals Sector ETF
Actual Expenses	$1,000.00	$1,065.35	0.35%	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76

BondBloxx USD High Yield Bond
Consumer Non-Cyclicals Sector ETF
Actual Expenses	$1,000.00	$1,069.10	0.35%	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76

BondBloxx B Rated USD High Yield
Corporate Bond ETF
Actual Expenses	$1,000.00	$1,051.35	0.30%	$1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.30%	$1.51

BondBloxx BB Rated USD High Yield
Corporate Bond ETF
Actual Expenses	$1,000.00	$1,055.41	0.20%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	0.20%	$1.00

BondBloxx CCC Rated USD High Yield
Corporate Bond ETF
Actual Expenses	$1,000.00	$1,065.27	0.40%	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.40%	$2.01

BondBloxx JP Morgan USD Emerging Markets
1-10 Year Bond ETF
Actual Expenses	$1,000.00	$1,073.81	0.29%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45

BondBloxx Bloomberg Six Month
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$1,021.50	0.03%	$0.15
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	0.03%	$0.15

BondBloxx Bloomberg One Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$1,021.77	0.03%	$0.15
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	0.03%	$0.15

BondBloxx Bloomberg Two Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$1,028.22	0.05%	$0.25
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	0.05%	$0.25

BondBloxx Bloomberg Three Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$1,038.85	0.05%	$0.25
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	0.05%	$0.25

BONDBLOXX ETF TRUST

Fund Expense Examples (Unaudited) (Continued)

Fund	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expense Ratios for the Period 4/30/2023	Expenses Paid During the Period(1) 4/30/2023
BondBloxx Bloomberg Five Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$1,055.83	0.05%	$0.25
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	0.05%	$0.25

BondBloxx Bloomberg Seven Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$1,066.16	0.05%	$0.26
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	0.05%	$0.25

BondBloxx Bloomberg Ten Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$1,089.73	0.075%	$0.39
Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	0.075%	$0.38

BondBloxx Bloomberg Twenty Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$1,138.33	0.125%	$0.66
Hypothetical (5% return before expenses)	$1,000.00	$1,024.17	0.125%	$0.63

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days in the period, then divided by 365.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.7%
ADVERTISING – 0.1%
Summer BC Bidco B LLC(1)	5.50	10/31/26	$28,000	$23,523

AEROSPACE/DEFENSE – 10.4%
Bombardier, Inc.(1)	6.00	02/15/28	55,000	52,225
Bombardier, Inc.(1)	7.13	06/15/26	87,000	86,818
Bombardier, Inc.(1)	7.45	05/01/34	34,000	37,706
Bombardier, Inc.(1)	7.50	03/15/25	24,000	24,032
Bombardier, Inc.(1)	7.50	02/01/29	55,000	54,155
Bombardier, Inc.(1)	7.88	04/15/27	135,000	134,758
F-Brasile SpA/F-Brasile US LLC(1)	7.38	08/15/26	35,000	29,435
Howmet Aerospace, Inc.	3.00	01/15/29	55,000	49,415
Howmet Aerospace, Inc.	5.13	10/01/24	65,000	64,822
Howmet Aerospace, Inc.	5.90	02/01/27	45,000	46,131
Howmet Aerospace, Inc.	5.95	02/01/37	45,000	45,837
Howmet Aerospace, Inc.	6.75	01/15/28	25,000	26,378
Howmet Aerospace, Inc.	6.88	05/01/25	45,000	46,406
Moog, Inc.(1)	4.25	12/15/27	34,000	32,018
Rolls-Royce PLC(1)	3.63	10/14/25	62,000	58,900
Rolls-Royce PLC(1)	5.75	10/15/27	77,000	76,926
Spirit AeroSystems, Inc.	3.85	06/15/26	20,000	18,762
Spirit AeroSystems, Inc.	4.60	06/15/28	50,000	42,473
Spirit AeroSystems, Inc.(1)	7.50	04/15/25	85,000	84,566
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	66,000	71,027
TransDigm UK Holdings PLC	6.88	05/15/26	35,000	35,265
TransDigm, Inc.	4.63	01/15/29	84,000	76,125
TransDigm, Inc.	4.88	05/01/29	55,000	50,043
TransDigm, Inc.	5.50	11/15/27	187,000	179,756
TransDigm, Inc.(1)	6.25	03/15/26	325,000	327,045
TransDigm, Inc.	6.38	06/15/26	68,000	68,003
TransDigm, Inc.(1)	6.75	08/15/28	150,000	152,519
TransDigm, Inc.	7.50	03/15/27	40,000	40,255
Triumph Group, Inc.	7.75	08/15/25	33,000	30,740
Triumph Group, Inc.(1)	9.00	03/15/28	85,000	86,273
				2,128,814
AIRLINES – 7.3%
Air Canada(1)	3.88	08/15/26	88,000	81,571
Allegiant Travel Co.(1)	7.25	08/15/27	40,000	39,544
American Airlines Group, Inc.(1)	3.75	03/01/25	32,000	30,173
American Airlines, Inc.(1)	7.25	02/15/28	55,000	53,544
American Airlines, Inc.(1)	11.75	07/15/25	177,000	194,922
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	248,000	243,820
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	215,000	204,589
Delta Air Lines, Inc.	2.90	10/28/24	60,000	57,942
Delta Air Lines, Inc.	3.75	10/28/29	34,000	30,457
Delta Air Lines, Inc.	4.38	04/19/28	34,000	32,085
Delta Air Lines, Inc.	7.38	01/15/26	60,000	63,310

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AIRLINES – 7.3% (Continued)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(1)	5.75	01/20/26	$88,000	$82,066
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	38,000	38,387
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	45,000	45,491
United Airlines Holdings, Inc.	4.88	01/15/25	23,000	22,641
United Airlines, Inc.(1)	4.38	04/15/26	143,000	136,740
United Airlines, Inc.(1)	4.63	04/15/29	144,000	130,475
				1,487,757
AUTO MANUFACTURERS – 0.5%
JB Poindexter & Co., Inc.(1)	7.13	04/15/26	40,000	38,650
PM General Purchaser LLC(1)	9.50	10/01/28	44,000	41,733
Wabash National Corp.(1)	4.50	10/15/28	30,000	26,140
				106,523
AUTO PARTS & EQUIPMENT – 0.3%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	44,000	32,651
Titan International, Inc.	7.00	04/30/28	30,000	26,850
				59,501
BUILDING MATERIALS – 5.8%
Boise Cascade Co.(1)	4.88	07/01/30	30,000	27,110
Builders FirstSource, Inc.(1)	4.25	02/01/32	88,000	77,206
Builders FirstSource, Inc.(1)	5.00	03/01/30	47,000	43,964
Builders FirstSource, Inc.(1)	6.38	06/15/32	51,000	50,803
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	50,000	47,437
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	22,000	16,581
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	33,000	24,833
Eco Material Technologies, Inc.(1)	7.88	01/31/27	39,000	37,489
Griffon Corp.	5.75	03/01/28	71,000	65,586
James Hardie International Finance DAC(1)	5.00	01/15/28	30,000	28,312
JELD-WEN, Inc.(1)	4.63	12/15/25	33,000	31,893
JELD-WEN, Inc.(1)	4.88	12/15/27	30,000	26,292
JELD-WEN, Inc.(1)	6.25	05/15/25	10,000	10,083
Knife River Holding Co.(1)	7.75	05/01/31	30,000	30,449
Louisiana-Pacific Corp.(1)	3.63	03/15/29	22,000	19,326
Masonite International Corp.(1)	3.50	02/15/30	20,000	17,153
Masonite International Corp.(1)	5.38	02/01/28	45,000	43,377
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	38,000	31,966
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	47,000	42,116
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	45,000	39,423
PGT Innovations, Inc.(1)	4.38	10/01/29	44,000	39,938
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	77,000	72,162
Standard Industries, Inc./NJ(1)	3.38	01/15/31	77,000	61,025
Standard Industries, Inc./NJ(1)	4.38	07/15/30	115,000	99,404
Standard Industries, Inc./NJ(1)	4.75	01/15/28	73,000	68,347
Standard Industries, Inc./NJ(1)	5.00	02/15/27	60,000	57,473
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	52,000	49,488
Summit Materials LLC/Summit Materials Finance Corp.(1)	6.50	03/15/27	20,000	19,962
				1,179,198

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 9.9%
Ashland LLC(1)	3.38	09/01/31	$32,000	$26,547
Ashland LLC	6.88	05/15/43	20,000	20,069
ASP Unifrax Holdings, Inc.(1)	5.25	09/30/28	55,000	45,375
ASP Unifrax Holdings, Inc.(1)	7.50	09/30/29	28,000	20,120
Avient Corp.(1)	5.75	05/15/25	45,000	45,017
Avient Corp.(1)	7.13	08/01/30	50,000	51,148
Axalta Coating Systems LLC(1)	3.38	02/15/29	52,000	45,015
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	35,000	33,844
Chemours Co.(1)	4.63	11/15/29	50,000	41,228
Chemours Co.	5.38	05/15/27	33,000	30,709
Chemours Co.(1)	5.75	11/15/28	55,000	48,947
Cornerstone Chemical Co.(1)	10.25	09/01/27	5,000	4,456
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	45,000	40,674
Element Solutions, Inc.(1)	3.88	09/01/28	55,000	48,594
GPD Cos, Inc.(1)	10.13	04/01/26	35,000	32,059
HB Fuller Co.	4.00	02/15/27	20,000	18,926
HB Fuller Co.	4.25	10/15/28	20,000	18,386
Herens Holdco Sarl(1)	4.75	05/15/28	20,000	16,602
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	33,000	29,321
INEOS Finance PLC(1)	6.75	05/15/28	35,000	34,616
INEOS Quattro Finance 2 PLC(1)	3.38	01/15/26	35,000	32,149
Ingevity Corp.(1)	3.88	11/01/28	45,000	39,537
Innophos Holdings, Inc.(1)	9.38	02/15/28	20,000	20,097
Iris Holding, Inc.(1)	10.00	12/15/28	30,000	23,807
LSF11 A5 Hold Co. LLC(1)	6.63	10/15/29	22,000	18,967
Mativ Holdings, Inc.(1)	6.88	10/01/26	20,000	18,254
Minerals Technologies, Inc.(1)	5.00	07/01/28	30,000	27,439
NOVA Chemicals Corp.(1)	4.25	05/15/29	41,000	33,197
NOVA Chemicals Corp.(1)	4.88	06/01/24	77,000	75,888
NOVA Chemicals Corp.(1)	5.00	05/01/25	35,000	34,003
NOVA Chemicals Corp.(1)	5.25	06/01/27	73,000	66,154
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	20,000	17,796
Olin Corp.	5.00	02/01/30	35,000	32,723
Olin Corp.	5.13	09/15/27	35,000	33,902
Olin Corp.	5.63	08/01/29	52,000	50,767
Olympus Water US Holding Corp.(1)	4.25	10/01/28	55,000	46,970
Olympus Water US Holding Corp.(1)	6.25	10/01/29	30,000	24,135
Olympus Water US Holding Corp.(1)	7.13	10/01/27	20,000	19,088
Polar US Borrower LLC/Schenectady International Group, Inc.(1)	6.75	05/15/26	17,000	10,344
Rain CII Carbon LLC/CII Carbon Corp.(1)	7.25	04/01/25	40,000	38,811
Rayonier AM Products, Inc.(1)	5.50	06/01/24	20,000	20,078
Rayonier AM Products, Inc.(1)	7.63	01/15/26	35,000	31,190
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	77,000	69,402
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	50,000	41,730
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	55,000	50,686
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	50,000	42,616
SPCM SA(1)	3.13	03/15/27	30,000	26,816
SPCM SA(1)	3.38	03/15/30	20,000	16,569

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 9.9% (Continued)
TPC Group, Inc.(1)	13.00	12/16/27	$25,000	$25,150
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.13	04/01/29	30,000	18,629
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.38	09/01/25	33,000	27,694
Tronox, Inc.(1)	4.63	03/15/29	82,000	68,150
Valvoline, Inc.(1)	3.63	06/15/31	37,000	30,799
Valvoline, Inc.(1)	4.25	02/15/30	45,000	44,158
Venator Finance Sarl/Venator Materials LLC(1)	5.75	07/15/25	20,000	2,758
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	55,000	42,107
WR Grace Holdings LLC(1)	4.88	06/15/27	56,000	53,253
WR Grace Holdings LLC(1)	5.63	08/15/29	78,000	67,354
WR Grace Holdings LLC(1)	7.38	03/01/31	30,000	30,098
				2,024,918
COAL – 0.4%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	7.50	05/01/25	30,000	29,846
Conuma Resources Ltd.(1)	13.13	05/01/28	15,000	14,625
SunCoke Energy, Inc.(1)	4.88	06/30/29	34,000	29,634
Warrior Met Coal, Inc.(1)	7.88	12/01/28	17,000	17,203
				91,308
COMMERCIAL SERVICES – 13.9%
ADT Security Corp.(1)	4.13	08/01/29	71,000	61,761
ADT Security Corp.(1)	4.88	07/15/32	50,000	43,323
Adtalem Global Education, Inc.(1)	5.50	03/01/28	30,000	28,531
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	43,000	39,244
Albion Financing 2Sarl(1)	8.75	04/15/27	30,000	26,217
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	70,000	54,944
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.63	07/15/26	140,000	135,142
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	75,000	69,865
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	84,000	73,060
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	55,000	47,933
Alta Equipment Group, Inc.(1)	5.63	04/15/26	20,000	18,462
APi Group DE, Inc.(1)	4.13	07/15/29	25,000	21,655
APi Group DE, Inc.(1)	4.75	10/15/29	19,000	17,231
Aptim Corp.(1)	7.75	06/15/25	35,000	27,821
APX Group, Inc.(1)	5.75	07/15/29	55,000	49,196
APX Group, Inc.(1)	6.75	02/15/27	45,000	45,030
ASGN, Inc.(1)	4.63	05/15/28	44,000	40,724
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	35,000	31,453
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	47,000	42,680
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	20,000	18,762
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	30,000	28,465
Brink’s Co.(1)	4.63	10/15/27	46,000	43,549
Brink’s Co.(1)	5.50	07/15/25	30,000	29,740
CoreLogic, Inc.(1)	4.50	05/01/28	55,000	45,019
Garda World Security Corp.(1)	4.63	02/15/27	45,000	41,398
Garda World Security Corp.(1)	6.00	06/01/29	35,000	28,819
Garda World Security Corp.(1)	7.75	02/15/28	30,000	30,182
Garda World Security Corp.(1)	9.50	11/01/27	43,000	41,263

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 13.9% (Continued)
Gartner, Inc.(1)	3.63	06/15/29	$45,000	$39,892
Gartner, Inc.(1)	3.75	10/01/30	58,000	50,713
Gartner, Inc.(1)	4.50	07/01/28	57,000	53,665
Graham Holdings Co.(1)	5.75	06/01/26	30,000	29,670
Grand Canyon University	4.13	10/01/24	35,000	33,352
Grand Canyon University	5.13	10/01/28	30,000	27,142
Herc Holdings, Inc.(1)	5.50	07/15/27	88,000	84,183
Hertz Corp.(1)	4.63	12/01/26	45,000	40,576
Hertz Corp.(1)	5.00	12/01/29	65,000	53,236
Korn Ferry(1)	4.63	12/15/27	30,000	28,534
Matthews International Corp.(1)	5.25	12/01/25	20,000	19,188
Neptune Bidco US, Inc.(1)	9.29	04/15/29	188,000	177,129
NESCO Holdings II, Inc.(1)	5.50	04/15/29	71,000	64,219
PECF USS Intermediate Holding III Corp.(1)	8.00	11/15/29	35,000	22,877
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	65,000	58,176
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	98,000	97,387
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	95,000	89,072
Signal Parent, Inc.(1)	6.13	04/01/29	20,000	8,357
Sotheby’s(1)	7.38	10/15/27	53,000	49,766
Sotheby’s/Bidfair Holdings, Inc.(1)	5.88	06/01/29	20,000	16,482
TriNet Group, Inc.(1)	3.50	03/01/29	38,000	33,268
United Rentals North America, Inc.	3.75	01/15/32	54,000	46,354
United Rentals North America, Inc.	3.88	11/15/27	55,000	51,658
United Rentals North America, Inc.	3.88	02/15/31	77,000	67,843
United Rentals North America, Inc.	4.00	07/15/30	53,000	47,496
United Rentals North America, Inc.	4.88	01/15/28	115,000	110,687
United Rentals North America, Inc.	5.25	01/15/30	55,000	53,274
United Rentals North America, Inc.	5.50	05/15/27	36,000	35,825
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	60,000	56,313
Williams Scotsman International, Inc.(1)	4.63	08/15/28	35,000	32,173
Williams Scotsman International, Inc.(1)	6.13	06/15/25	35,000	34,872
WW International, Inc.(1)	4.50	04/15/29	35,000	22,369
ZipRecruiter, Inc.(1)	5.00	01/15/30	45,000	39,347
				2,856,564
COMPUTERS – 0.6%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	34,000	27,977
Crane Nxt Co.	4.20	03/15/48	25,000	17,786
Exela Intermediate LLC/Exela Finance, Inc.(1)	11.50	07/15/26	88,000	10,636
KBR, Inc.(1)	4.75	09/30/28	10,000	9,258
Science Applications International Corp.(1)	4.88	04/01/28	30,000	28,345
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.(1)	5.75	06/01/25	20,000	20,134
				114,136
DISTRIBUTION/WHOLESALE – 1.7%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	30,000	25,885
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	48,000	44,032
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	50,000	45,926
H&E Equipment Services, Inc.(1)	3.88	12/15/28	88,000	76,352

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DISTRIBUTION/WHOLESALE – 1.7% (Continued)
Resideo Funding, Inc.(1)	4.00	09/01/29	$17,000	$14,417
Ritchie Bros Holdings, Inc.(1)	6.75	03/15/28	45,000	46,631
Ritchie Bros Holdings, Inc.(1)	7.75	03/15/31	55,000	58,506
Univar Solutions USA, Inc./Washington(1)	5.13	12/01/27	35,000	35,096
Wesco Aircraft Holdings, Inc.(1)	9.00	11/15/26	8,000	780
				347,625
DIVERSIFIED FINANCIAL SERVICES – 0.5%
VistaJet Malta Finance PLC/XO Management Holding, Inc.(1)	6.38	02/01/30	65,000	56,305
VistaJet Malta Finance PLC/XO Management Holding, Inc.(1)	7.88	05/01/27	45,000	42,797
				99,102
ELECTRIC – 0.2%
Pike Corp.(1)	5.50	09/01/28	55,000	49,956

ELECTRICAL COMPONENTS & EQUIPMENT – 1.1%
EnerSys(1)	4.38	12/15/27	20,000	18,762
WESCO Distribution, Inc.(1)	7.13	06/15/25	108,000	109,992
WESCO Distribution, Inc.(1)	7.25	06/15/28	95,000	97,644
				226,398
ELECTRONICS – 0.1%
Atkore, Inc.(1)	4.25	06/01/31	33,000	29,086

ENERGY-ALTERNATE SOURCES – 0.2%
Enviva Partners LP/Enviva Partners Finance Corp.(1)	6.50	01/15/26	55,000	46,969

ENGINEERING & CONSTRUCTION – 2.8%
AECOM	5.13	03/15/27	72,000	70,634
Arcosa, Inc.(1)	4.38	04/15/29	30,000	27,365
Artera Services LLC(1)	9.03	12/04/25	72,000	61,938
Brand Industrial Services, Inc.(1)	8.50	07/15/25	72,000	67,459
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	6.00	02/01/26	25,000	23,526
Dycom Industries, Inc.(1)	4.50	04/15/29	35,000	31,986
Fluor Corp.	3.50	12/15/24	30,000	28,955
Fluor Corp.	4.25	09/15/28	45,000	41,723
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	30,000	25,035
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	19,000	16,348
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	20,000	15,751
Promontoria Holding 264 BV(1)	7.88	03/01/27	30,000	30,362
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	22,000	20,911
TopBuild Corp.(1)	3.63	03/15/29	30,000	25,924
TopBuild Corp.(1)	4.13	02/15/32	35,000	30,127
Tutor Perini Corp.(1)	6.88	05/01/25	35,000	25,393
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	30,000	26,081
				569,518

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 3.4%
Clean Harbors, Inc.(1)	4.88	07/15/27	$35,000	$33,930
Clean Harbors, Inc.(1)	5.13	07/15/29	20,000	19,245
Clean Harbors, Inc.(1)	6.38	02/01/31	45,000	45,962
Covanta Holding Corp.(1)	4.88	12/01/29	55,000	49,000
Covanta Holding Corp.	5.00	09/01/30	23,000	20,391
GFL Environmental, Inc.(1)	3.50	09/01/28	55,000	50,053
GFL Environmental, Inc.(1)	3.75	08/01/25	51,000	49,366
GFL Environmental, Inc.(1)	4.00	08/01/28	50,000	45,686
GFL Environmental, Inc.(1)	4.25	06/01/25	35,000	34,096
GFL Environmental, Inc.(1)	4.38	08/15/29	45,000	40,772
GFL Environmental, Inc.(1)	4.75	06/15/29	53,000	49,380
GFL Environmental, Inc.(1)	5.13	12/15/26	35,000	34,484
Harsco Corp.(1)	5.75	07/31/27	30,000	25,370
Madison IAQ LLC(1)	4.13	06/30/28	50,000	44,036
Madison IAQ LLC(1)	5.88	06/30/29	71,000	55,643
Stericycle, Inc.(1)	3.88	01/15/29	35,000	31,528
Stericycle, Inc.(1)	5.38	07/15/24	45,000	44,793
Waste Pro USA, Inc.(1)	5.50	02/15/26	35,000	32,577
				706,312
FOOD SERVICE – 1.4%
Aramark Services, Inc.(1)	5.00	04/01/25	45,000	44,600
Aramark Services, Inc.(1)	5.00	02/01/28	81,000	77,250
Aramark Services, Inc.(1)	6.38	05/01/25	105,000	105,136
TKC Holdings, Inc.(1)	6.88	05/15/28	30,000	26,691
TKC Holdings, Inc.(1)	10.50	05/15/29	47,000	31,885
				285,562
FOREST PRODUCTS & PAPER – 0.8%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	20,000	17,035
Domtar Corp.(1)	6.75	10/01/28	50,000	43,360
Glatfelter Corp.(1)	4.75	11/15/29	33,000	23,524
Mercer International, Inc.	5.13	02/01/29	62,000	51,843
Mercer International, Inc.	5.50	01/15/26	20,000	19,226
				154,988
HAND/MACHINE TOOLS – 0.0%
Werner FinCo LP/Werner FinCo, Inc.(1)	8.75	07/15/25	10,000	8,035

HOLDING COMPANIES-DIVERS – 0.1%
Stena International SA(1)	6.13	02/01/25	20,000	19,419

HOME BUILDERS – 4.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	26,000	21,737
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	35,000	29,036
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.63	01/15/28	10,000	9,488
Beazer Homes USA, Inc.	5.88	10/15/27	35,000	32,422
Beazer Homes USA, Inc.	7.25	10/15/29	19,000	18,143
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	35,000	27,400
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	20,000	15,783

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 4.4% (Continued)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	$45,000	$41,294
Century Communities, Inc.(1)	3.88	08/15/29	35,000	30,657
Century Communities, Inc.	6.75	06/01/27	35,000	35,198
Empire Communities Corp.(1)	7.00	12/15/25	35,000	32,064
Installed Building Products, Inc.(1)	5.75	02/01/28	17,000	16,070
K Hovnanian Enterprises, Inc.(1)	7.75	02/15/26	10,000	9,873
K Hovnanian Enterprises, Inc.(1)	10.50	02/15/26	25,000	25,557
KB Home	4.00	06/15/31	23,000	19,926
KB Home	4.80	11/15/29	30,000	28,024
KB Home	6.88	06/15/27	19,000	19,528
KB Home	7.25	07/15/30	22,000	22,640
LGI Homes, Inc.(1)	4.00	07/15/29	17,000	13,904
M/I Homes, Inc.	3.95	02/15/30	20,000	17,725
M/I Homes, Inc.	4.95	02/01/28	30,000	28,142
Mattamy Group Corp.(1)	4.63	03/01/30	47,000	41,258
Mattamy Group Corp.(1)	5.25	12/15/27	35,000	32,614
Meritage Homes Corp.(1)	3.88	04/15/29	35,000	31,557
Meritage Homes Corp.	5.13	06/06/27	20,000	19,631
Meritage Homes Corp.	6.00	06/01/25	30,000	30,193
New Home Co., Inc.(1)	7.25	10/15/25	20,000	18,674
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	35,000	31,893
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	20,000	17,842
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	33,000	30,977
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	33,000	32,746
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	35,000	34,950
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.88	06/15/24	35,000	34,970
Tri Pointe Homes, Inc.	5.25	06/01/27	20,000	19,246
Tri Pointe Homes, Inc.	5.70	06/15/28	20,000	19,657
				890,819
INTERNET – 1.4%
Uber Technologies, Inc.(1)	4.50	08/15/29	105,000	96,753
Uber Technologies, Inc.(1)	6.25	01/15/28	35,000	35,353
Uber Technologies, Inc.(1)	7.50	05/15/25	70,000	71,117
Uber Technologies, Inc.(1)	7.50	09/15/27	87,000	89,860
				293,083
IRON/STEEL – 3.4%
ATI, Inc.	4.88	10/01/29	22,000	20,303
ATI, Inc.	5.13	10/01/31	20,000	18,018
ATI, Inc.	5.88	12/01/27	30,000	29,331
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	45,000	43,494
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	55,000	54,602
Carpenter Technology Corp.	6.38	07/15/28	35,000	34,736
Carpenter Technology Corp.	7.63	03/15/30	20,000	20,478
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	20,000	18,141
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	30,000	26,388
Cleveland-Cliffs, Inc.	5.88	06/01/27	45,000	44,234
Cleveland-Cliffs, Inc.(1)	6.75	03/15/26	58,000	59,062
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	50,000	48,662

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 3.4% (Continued)
Commercial Metals Co.	3.88	02/15/31	$30,000	$26,325
Commercial Metals Co.	4.13	01/15/30	19,000	17,028
Commercial Metals Co.	4.38	03/15/32	17,000	14,726
Infrabuild Australia Pty Ltd.(1)	12.00	10/01/24	20,000	19,135
Mineral Resources Ltd.(1)	8.00	11/01/27	45,000	45,869
Mineral Resources Ltd.(1)	8.13	05/01/27	50,000	50,487
Mineral Resources Ltd.(1)	8.50	05/01/30	42,000	42,780
TMS International Corp./DE(1)	6.25	04/15/29	22,000	17,078
United States Steel Corp.	6.65	06/01/37	20,000	18,934
United States Steel Corp.	6.88	03/01/29	31,000	30,493
				700,304
MACHINERY-CONSTRUCTION & MINING – 0.5%
BWX Technologies, Inc.(1)	4.13	06/30/28	35,000	32,205
BWX Technologies, Inc.(1)	4.13	04/15/29	20,000	18,122
Manitowoc Co., Inc.(1)	9.00	04/01/26	20,000	19,876
Terex Corp.(1)	5.00	05/15/29	45,000	41,908
				112,111
MACHINERY-DIVERSIFIED – 2.2%
ATS Corp.(1)	4.13	12/15/28	20,000	17,931
Chart Industries, Inc.(1)	7.50	01/01/30	103,000	106,219
Chart Industries, Inc.(1)	9.50	01/01/31	35,000	37,097
GrafTech Finance, Inc.(1)	4.63	12/15/28	35,000	29,453
Maxim Crane Works Holdings Capital LLC(1)	10.13	08/01/24	20,000	19,911
Mueller Water Products, Inc.(1)	4.00	06/15/29	33,000	29,841
OT Merger Corp.(1)	7.88	10/15/29	17,000	10,066
SPX FLOW, Inc.(1)	8.75	04/01/30	38,000	31,864
Titan Acquisition Ltd./Titan Co.-Borrower LLC(1)	7.75	04/15/26	50,000	44,566
TK Elevator Holdco GmbH(1)	7.63	07/15/28	30,000	26,867
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	110,000	102,961
				456,776
MEDIA – 0.2%
Cengage Learning, Inc.(1)	9.50	06/15/24	35,000	35,046

METAL FABRICATE/HARDWARE – 0.6%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	20,000	19,154
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	45,000	44,563
Interpipe Holdings PLC(1)	8.38	05/13/26	20,000	10,151
Park-Ohio Industries, Inc.	6.63	04/15/27	20,000	15,984
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	35,000	31,791
				121,643
MINING – 5.5%
Arconic Corp.(1)	6.00	05/15/25	50,000	49,836
Arconic Corp.(1)	6.13	02/15/28	61,000	60,259
Century Aluminum Co.(1)	7.50	04/01/28	20,000	18,906
Coeur Mining, Inc.(1)	5.13	02/15/29	23,000	18,989
Compass Minerals International, Inc.(1)	4.88	07/15/24	10,000	9,906

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 5.5% (Continued)
Compass Minerals International, Inc.(1)	6.75	12/01/27	$44,000	$42,240
Constellium SE(1)	3.75	04/15/29	36,000	31,018
Constellium SE(1)	5.63	06/15/28	20,000	19,228
Constellium SE(1)	5.88	02/15/26	20,000	19,926
Eldorado Gold Corp.(1)	6.25	09/01/29	38,000	35,375
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	105,000	91,332
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	45,000	42,816
FMG Resources August 2006 Pty Ltd.(1)	5.13	05/15/24	55,000	54,731
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	50,000	48,537
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	55,000	53,299
Hecla Mining Co.	7.25	02/15/28	38,000	38,050
Hudbay Minerals, Inc.(1)	4.50	04/01/26	42,000	39,151
Hudbay Minerals, Inc.(1)	6.13	04/01/29	45,000	42,130
IAMGOLD Corp.(1)	5.75	10/15/28	33,000	26,100
JW Aluminum Continuous Cast Co.(1)	10.25	06/01/26	17,000	17,059
Kaiser Aluminum Corp.(1)	4.50	06/01/31	41,000	32,543
Kaiser Aluminum Corp.(1)	4.63	03/01/28	35,000	30,941
New Gold, Inc.(1)	7.50	07/15/27	33,000	31,841
Nickel Industries Ltd.(1)	6.50	04/01/24	15,000	14,663
Novelis Corp.(1)	3.25	11/15/26	55,000	50,411
Novelis Corp.(1)	3.88	08/15/31	52,000	43,620
Novelis Corp.(1)	4.75	01/30/30	113,000	102,422
Perenti Finance Pty Ltd.(1)	6.50	10/07/25	35,000	34,081
Taseko Mines Ltd.(1)	7.00	02/15/26	33,000	30,475
				1,129,885
MISCELLANEOUS MANUFACTURER – 1.6%
Amsted Industries, Inc.(1)	4.63	05/15/30	30,000	27,323
Amsted Industries, Inc.(1)	5.63	07/01/27	32,000	31,415
EnPro Industries, Inc.	5.75	10/15/26	30,000	29,443
FXI Holdings, Inc.(1)	7.88	11/01/24	35,000	31,837
FXI Holdings, Inc.(1)	12.25	11/15/26	53,000	47,424
Hillenbrand, Inc.	3.75	03/01/31	20,000	17,118
Hillenbrand, Inc.	5.00	09/15/26	30,000	29,220
Hillenbrand, Inc.	5.75	06/15/25	30,000	29,959
LSB Industries, Inc.(1)	6.25	10/15/28	50,000	44,052
Trinity Industries, Inc.	4.55	10/01/24	30,000	29,285
				317,076
OFFICE FURNISHINGS – 0.2%
Interface, Inc.(1)	5.50	12/01/28	17,000	13,645
Steelcase, Inc.	5.13	01/18/29	33,000	29,416
				43,061
OFFICE/BUSINESS EQUIPMENT – 0.2%
Pitney Bowes, Inc.(1)	6.88	03/15/27	35,000	26,969
Pitney Bowes, Inc.(1)	7.25	03/15/29	20,000	14,721
				41,690

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 10.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	$45,000	$39,454
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	65,000	53,018
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	45,000	44,820
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	85,000	80,204
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	04/30/25	53,000	52,203
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	56,000	47,956
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	71,000	60,801
Ball Corp.	2.88	08/15/30	90,000	75,481
Ball Corp.	3.13	09/15/31	60,000	50,025
Ball Corp.	4.88	03/15/26	55,000	54,548
Ball Corp.	5.25	07/01/25	70,000	70,042
Ball Corp.	6.88	03/15/28	55,000	57,251
Berry Global, Inc.(1)	4.50	02/15/26	20,000	19,409
Berry Global, Inc.(1)	5.63	07/15/27	35,000	34,524
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	35,000	33,250
Clearwater Paper Corp.(1)	4.75	08/15/28	20,000	17,955
Clearwater Paper Corp.(1)	5.38	02/01/25	20,000	19,623
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	35,000	34,387
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	76,000	70,012
Crown Americas LLC	5.25	04/01/30	34,000	33,111
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	45,000	43,146
Crown Americas LLC/Crown Americas Capital Corp. VI	4.75	02/01/26	55,000	53,981
Crown Cork & Seal Co., Inc.	7.38	12/15/26	20,000	21,050
Graham Packaging Co., Inc.(1)	7.13	08/15/28	34,000	29,623
Graphic Packaging International LLC(1)	3.50	03/15/28	45,000	40,839
Graphic Packaging International LLC(1)	3.50	03/01/29	20,000	17,789
Graphic Packaging International LLC(1)	3.75	02/01/30	30,000	26,850
Graphic Packaging International LLC	4.13	08/15/24	20,000	19,746
Graphic Packaging International LLC(1)	4.75	07/15/27	17,000	16,421
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	50,000	41,686
Mauser Packaging Solutions Holding Co.(1)	7.88	08/15/26	195,000	197,986
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	100,000	95,017
OI European Group BV(1)	4.75	02/15/30	35,000	32,174
Owens-Brockway Glass Container, Inc.(1)	6.38	08/15/25	25,000	25,500
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	50,000	50,244
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.(1)	4.38	10/15/28	45,000	39,670
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	65,000	58,582
Sealed Air Corp.(1)	4.00	12/01/27	35,000	32,761
Sealed Air Corp.(1)	5.00	04/15/29	30,000	28,786
Sealed Air Corp.(1)	5.13	12/01/24	30,000	29,813
Sealed Air Corp.(1)	5.50	09/15/25	23,000	23,050
Sealed Air Corp.(1)	6.88	07/15/33	30,000	31,900
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	57,000	57,913
Silgan Holdings, Inc.	4.13	02/01/28	45,000	42,123
Trident TPI Holdings, Inc.(1)	6.63	11/01/25	20,000	20,012
Trident TPI Holdings, Inc.(1)	9.25	08/01/24	25,000	25,595
TriMas Corp.(1)	4.13	04/15/29	28,000	24,952

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 10.7% (Continued)
Trivium Packaging Finance BV(1)	5.50	08/15/26	$72,000	$69,966
Trivium Packaging Finance BV(1)	8.50	08/15/27	50,000	48,342
				2,193,591
RETAIL – 3.0%
Beacon Roofing Supply, Inc.(1)	4.13	05/15/29	29,000	25,401
Beacon Roofing Supply, Inc.(1)	4.50	11/15/26	20,000	18,970
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	17,000	14,210
Foundation Building Materials, Inc.(1)	6.00	03/01/29	33,000	26,403
GYP Holdings III Corp.(1)	4.63	05/01/29	20,000	17,674
LBM Acquisition LLC(1)	6.25	01/15/29	55,000	43,866
Park River Holdings, Inc.(1)	5.63	02/01/29	20,000	14,667
Park River Holdings, Inc.(1)	6.75	08/01/29	20,000	14,637
Patrick Industries, Inc.(1)	4.75	05/01/29	30,000	26,131
Patrick Industries, Inc.(1)	7.50	10/15/27	20,000	19,681
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	6.38	09/30/26	55,000	49,984
SRS Distribution, Inc.(1)	4.63	07/01/28	48,000	42,325
SRS Distribution, Inc.(1)	6.00	12/01/29	60,000	48,949
SRS Distribution, Inc.(1)	6.13	07/01/29	30,000	24,781
Staples, Inc.(1)	7.50	04/15/26	140,000	118,227
Staples, Inc.(1)	10.75	04/15/27	70,000	47,470
TPro Acquisition Corp.(1)	11.00	10/15/24	20,000	20,011
White Capital Buyer LLC(1)	6.88	10/15/28	50,000	43,409
				616,796
SOFTWARE – 1.0%
Camelot Finance SA(1)	4.50	11/01/26	50,000	47,417
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	68,000	61,269
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	65,000	58,616
Dun & Bradstreet Corp.(1)	5.00	12/15/29	33,000	29,006
				196,308
TELECOMMUNICATIONS – 0.2%
Maxar Technologies, Inc.(1)	7.75	06/15/27	35,000	37,137

TRANSPORTATION – 1.1%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	17,000	12,507
Danaos Corp.(1)	8.50	03/01/28	10,000	9,906
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	50,000	43,389
Rand Parent LLC(1)	8.50	02/15/30	60,000	54,424
Watco Cos LLC/Watco Finance Corp.(1)	6.50	06/15/27	45,000	43,686
Western Global Airlines LLC(1)	10.38	08/15/25	30,000	3,927
XPO CNW, Inc.	6.70	05/01/34	20,000	18,351
XPO Escrow Sub LLC(1)	7.50	11/15/27	30,000	30,779
				216,969
TOTAL CORPORATE BONDS (Cost - $19,984,226)				20,017,507

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
BBVA, Madrid	4.18	05/01/23	$192,239	$192,239
TOTAL SHORT-TERM INVESTMENTS (Cost - $192,239)				192,239

TOTAL INVESTMENTS – 98.6% (Cost - $20,176,464)				$20,209,746
OTHER ASSETS LESS LIABILITIES – 1.4%				280,921
NET ASSETS – 100.0%				$20,490,667

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at 4/30/2023, amounts to $16,541,438 and represents 80.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 96.5%
ADVERTISING – 2.9%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$30,000	$23,371
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	50,000	45,232
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	40,000	29,636
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	60,000	45,595
CMG Media Corp.(1)	8.88	12/15/27	42,000	32,614
Lamar Media Corp.	3.63	01/15/31	22,000	18,976
Lamar Media Corp.	3.75	02/15/28	22,000	20,258
Lamar Media Corp.	4.00	02/15/30	40,000	35,923
National CineMedia LLC(1),(2)	5.88	04/15/28	2,000	723
Stagwell Global LLC(1)	5.63	08/15/29	47,000	40,904
				293,232
AUTO PARTS & EQUIPMENT – 1.6%
Clarios Global LP(1)	6.75	05/15/25	50,000	50,141
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	36,000	35,874
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	40,000	40,201
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	40,000	40,309
				166,525
COMMERCIAL SERVICES – 0.4%
Cimpress PLC	7.00	06/15/26	27,000	22,643
Deluxe Corp.(1)	8.00	06/01/29	20,000	15,468
				38,111
COMPUTERS – 5.8%
Ahead DB Holdings LLC(1)	6.63	05/01/28	2,000	1,672
Crowdstrike Holdings, Inc.	3.00	02/15/29	30,000	26,131
McAfee Corp.(1)	7.38	02/15/30	83,000	68,978
NCR Corp.(1)	5.13	04/15/29	47,000	40,707
NCR Corp.(1)	5.25	10/01/30	30,000	25,253
NCR Corp.(1)	5.75	09/01/27	40,000	39,307
NCR Corp.(1)	6.13	09/01/29	20,000	19,631
Presidio Holdings, Inc.(1)	4.88	02/01/27	45,000	42,675
Presidio Holdings, Inc.(1)	8.25	02/01/28	2,000	1,885
Seagate HDD Cayman	4.09	06/01/29	2,000	1,737
Seagate HDD Cayman	4.13	01/15/31	42,000	34,901
Seagate HDD Cayman	4.75	01/01/25	25,000	24,340
Seagate HDD Cayman	4.88	06/01/27	20,000	19,173
Seagate HDD Cayman	5.75	12/01/34	15,000	13,332
Seagate HDD Cayman(1)	9.63	12/01/32	17,800	19,539
Unisys Corp.(1)	6.88	11/01/27	20,000	13,339
Vericast Corp.(1)	11.00	09/15/26	67,000	71,271
Virtusa Corp.(1)	7.13	12/15/28	17,000	13,703
Western Digital Corp.	3.10	02/01/32	40,000	29,067
Western Digital Corp.	4.75	02/15/26	93,000	88,489
				595,130

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRONICS – 2.6%
Coherent Corp.(1)	5.00	12/15/29	$37,000	$33,349
Imola Merger Corp.(1)	4.75	05/15/29	85,000	73,700
Sensata Technologies BV(1)	4.00	04/15/29	40,000	36,195
Sensata Technologies BV(1)	5.00	10/01/25	50,000	49,302
Sensata Technologies BV(1)	5.88	09/01/30	20,000	19,660
Sensata Technologies, Inc.(1)	3.75	02/15/31	30,000	26,095
Sensata Technologies, Inc.(1)	4.38	02/15/30	15,000	13,686
TTM Technologies, Inc.(1)	4.00	03/01/29	20,000	17,156
				269,143
ENGINEERING & CONSTRUCTION – 0.9%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par(1)	4.05	04/27/26	20,000	17,108
Cellnex Finance Co. SA(1)	3.88	07/07/41	25,000	18,619
HTA Group Ltd./Mauritius(1)	7.00	12/18/25	37,000	34,938
VM Consolidated, Inc.(1)	5.50	04/15/29	20,000	18,721
				89,386
ENTERTAINMENT – 1.2%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	20,000	10,734
Banijay Entertainment SASU(1)	5.38	03/01/25	20,000	19,525
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	37,000	26,993
WMG Acquisition Corp.(1)	3.00	02/15/31	50,000	40,977
WMG Acquisition Corp.(1)	3.75	12/01/29	24,000	21,142
				119,371
INTERNET – 5.3%
ANGI Group LLC(1)	3.88	08/15/28	20,000	15,675
Arches Buyer, Inc.(1)	4.25	06/01/28	60,000	51,704
Cablevision Lightpath LLC(1)	3.88	09/15/27	30,000	25,068
Cars.com, Inc.(1)	6.38	11/01/28	20,000	18,864
Cogent Communications Group, Inc.(1)	3.50	05/01/26	22,000	20,474
Cogent Communications Group, Inc.(1)	7.00	06/15/27	20,000	19,819
Gen Digital, Inc.(1)	5.00	04/15/25	57,000	56,438
Gen Digital, Inc.(1)	6.75	09/30/27	35,000	35,316
Gen Digital, Inc.(1)	7.13	09/30/30	25,000	25,137
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	25,000	21,688
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	35,000	33,666
ION Trading Technologies Sarl(1)	5.75	05/15/28	20,000	16,756
Match Group Holdings II LLC(1)	3.63	10/01/31	37,000	30,269
Match Group Holdings II LLC(1)	4.63	06/01/28	33,000	30,485
Match Group Holdings II LLC(1)	5.00	12/15/27	25,000	23,589
Millennium Escrow Corp.(1)	6.63	08/01/26	30,000	20,321
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	30,000	20,632
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	4.75	04/30/27	25,000	21,710
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	6.00	02/15/28	10,000	7,459
TripAdvisor, Inc.(1)	7.00	07/15/25	25,000	25,185
Ziff Davis, Inc.(1)	4.63	10/15/30	20,000	17,593
				537,848

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-CONSTRUCTION & MINING – 0.3%
Vertiv Group Corp.(1)	4.13	11/15/28	$35,000	$31,628

MEDIA – 38.5%
Altice Financing SA(1)	5.00	01/15/28	55,000	44,590
Altice Financing SA(1)	5.75	08/15/29	77,000	61,489
AMC Networks, Inc.	4.25	02/15/29	52,000	36,081
AMC Networks, Inc.	4.75	08/01/25	32,000	29,725
Audacy Capital Corp.(1)	6.75	03/31/29	22,000	1,670
Cable One, Inc.(1)	4.00	11/15/30	30,000	24,423
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	120,000	98,414
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	83,000	63,317
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	112,000	94,170
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	114,000	91,407
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	87,000	69,351
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	120,000	103,412
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	65,000	53,858
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	117,000	108,350
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	132,000	124,752
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	96,000	88,154
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	31,000	30,475
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	45,000	42,807
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	20,000	19,612
CSC Holdings LLC(1)	3.38	02/15/31	40,000	27,524
CSC Holdings LLC(1)	4.13	12/01/30	27,000	19,410
CSC Holdings LLC(1)	4.50	11/15/31	75,000	52,616
CSC Holdings LLC(1)	4.63	12/01/30	97,000	47,446
CSC Holdings LLC(1)	5.00	11/15/31	25,000	12,021
CSC Holdings LLC	5.25	06/01/24	22,000	21,479
CSC Holdings LLC(1)	5.38	02/01/28	30,000	24,646
CSC Holdings LLC(1)	5.50	04/15/27	70,000	59,947
CSC Holdings LLC(1)	5.75	01/15/30	92,000	47,034
CSC Holdings LLC(1)	6.50	02/01/29	70,000	58,525
CSC Holdings LLC(1)	7.50	04/01/28	65,000	40,704
CSC Holdings LLC(1)	11.25	05/15/28	45,000	44,891
Cumulus Media New Holdings, Inc.(1)	6.75	07/01/26	20,000	14,676
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	150,000	131,800
DISH DBS Corp.	5.13	06/01/29	60,000	27,730
DISH DBS Corp.(1)	5.25	12/01/26	110,000	84,228
DISH DBS Corp.(1)	5.75	12/01/28	100,000	71,278
DISH DBS Corp.	5.88	11/15/24	80,000	66,290
DISH DBS Corp.	7.38	07/01/28	42,000	21,086
DISH DBS Corp.	7.75	07/01/26	82,000	47,468
DISH Network Corp.(1)	11.75	11/15/27	165,000	156,049
Gannett Holdings LLC(1)	6.00	11/01/26	17,000	14,394
GCI LLC(1)	4.75	10/15/28	25,000	21,398
Gray Escrow II, Inc.(1)	5.38	11/15/31	32,000	20,545
Gray Television, Inc.(1)	4.75	10/15/30	57,000	36,880

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 38.5% (Continued)
Gray Television, Inc.(1)	5.88	07/15/26	$25,000	$21,277
Gray Television, Inc.(1)	7.00	05/15/27	30,000	24,334
iHeartCommunications, Inc.(1)	5.25	08/15/27	69,000	54,591
iHeartCommunications, Inc.	6.38	05/01/26	20,000	17,190
iHeartCommunications, Inc.	8.38	05/01/27	38,000	25,112
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	20,000	17,153
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	70,000	66,588
Liberty Interactive LLC	8.25	02/01/30	20,000	6,052
Liberty Interactive LLC	8.50	07/15/29	20,000	6,300
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	60,000	53,347
News Corp.(1)	3.88	05/15/29	40,000	35,550
News Corp.(1)	5.13	02/15/32	20,000	18,437
Nexstar Media, Inc.(1)	4.75	11/01/28	55,000	48,395
Nexstar Media, Inc.(1)	5.63	07/15/27	58,000	54,532
Paramount Global	6.25	02/28/57	25,000	19,460
Paramount Global	6.38	03/30/62	42,000	36,073
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	27,000	21,041
Radiate Holdco LLC/Radiate Finance, Inc.(1)	6.50	09/15/28	52,000	24,310
Scripps Escrow II, Inc.(1)	5.38	01/15/31	20,000	13,918
Scripps Escrow, Inc.(1)	5.88	07/15/27	40,000	28,738
Sinclair Television Group, Inc.(1)	4.13	12/01/30	22,000	17,521
Sinclair Television Group, Inc.(1)	5.13	02/15/27	15,000	12,896
Sinclair Television Group, Inc.(1)	5.50	03/01/30	25,000	19,338
Sirius XM Radio, Inc.(1)	3.13	09/01/26	48,000	43,009
Sirius XM Radio, Inc.(1)	3.88	09/01/31	50,000	37,840
Sirius XM Radio, Inc.(1)	4.00	07/15/28	85,000	71,854
Sirius XM Radio, Inc.(1)	4.13	07/01/30	70,000	56,225
Sirius XM Radio, Inc.(1)	5.00	08/01/27	70,000	64,467
Sirius XM Radio, Inc.(1)	5.50	07/01/29	52,000	46,378
Spanish Broadcasting System, Inc.(1)	9.75	03/01/26	17,000	11,175
TEGNA, Inc.(1)	4.75	03/15/26	7,000	6,692
TEGNA, Inc.	5.00	09/15/29	10,000	8,765
Townsquare Media, Inc.(1)	6.88	02/01/26	20,000	18,668
Univision Communications, Inc.(1)	4.50	05/01/29	52,000	44,864
Univision Communications, Inc.(1)	5.13	02/15/25	47,000	46,340
Univision Communications, Inc.(1)	6.63	06/01/27	75,000	72,313
Univision Communications, Inc.(1)	7.38	06/30/30	25,000	24,014
UPC Broadband FinCo. BV(1)	4.88	07/15/31	66,000	57,022
Urban One, Inc.(1)	7.38	02/01/28	30,000	27,277
Videotron Ltd.(1)	3.63	06/15/29	20,000	17,315
Videotron Ltd.(1)	5.13	04/15/27	30,000	28,995
Videotron Ltd.(1)	5.38	06/15/24	22,000	21,989
Virgin Media Finance PLC(1)	5.00	07/15/30	37,000	31,213
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	75,000	68,933
VZ Secured Financing BV(1)	5.00	01/15/32	52,000	43,452
Ziggo Bond Co. BV(1)	5.13	02/28/30	70,000	56,945
Ziggo Bond Co. BV(1)	6.00	01/15/27	20,000	18,999
Ziggo BV(1)	4.88	01/15/30	7,000	6,036
				3,929,055

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OFFICE/BUSINESS EQUIPMENT – 0.8%
Xerox Corp.	3.80	05/15/24	$15,000	$14,692
Xerox Corp.	4.80	03/01/35	27,000	17,842
Xerox Holdings Corp.(1)	5.00	08/15/25	20,000	19,081
Xerox Holdings Corp.(1)	5.50	08/15/28	40,000	34,527
				86,142
PACKAGING & CONTAINERS – 0.9%
LABL, Inc.(1)	5.88	11/01/28	55,000	50,841
LABL, Inc.(1)	6.75	07/15/26	25,000	24,802
LABL, Inc.(1)	10.50	07/15/27	20,000	19,029
				94,672
SEMICONDUCTORS – 2.0%
Amkor Technology, Inc.(1)	6.63	09/15/27	25,000	25,063
ams-OSRAM AG(1)	7.00	07/31/25	20,000	18,703
Entegris Escrow Corp.(1)	4.75	04/15/29	80,000	74,497
Entegris Escrow Corp.(1)	5.95	06/15/30	42,000	39,966
Entegris, Inc.(1)	3.63	05/01/29	10,000	8,575
ON Semiconductor Corp.(1)	3.88	09/01/28	30,000	27,037
Synaptics, Inc.(1)	4.00	06/15/29	20,000	16,922
				210,763
SOFTWARE – 9.0%
Alteryx, Inc.(1)	8.75	03/15/28	20,000	19,468
Boxer Parent Co., Inc.(1)	7.13	10/02/25	22,000	21,961
Boxer Parent Co., Inc.(1)	9.13	03/01/26	20,000	19,587
Castle US Holding Corp.(1)	9.50	02/15/28	20,000	12,776
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	30,000	29,735
Cloud Software Group, Inc.(1)	6.50	03/31/29	163,000	146,983
Cloud Software Group, Inc.(1)	9.00	09/30/29	160,000	137,634
Elastic NV(1)	4.13	07/15/29	25,000	21,653
Fair Isaac Corp.(1)	4.00	06/15/28	29,000	27,058
Fair Isaac Corp.(1)	5.25	05/15/26	25,000	24,626
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	20,000	16,837
MicroStrategy, Inc.(1)	6.13	06/15/28	20,000	18,097
Open Text Corp.(1)	3.88	02/15/28	40,000	35,514
Open Text Corp.(1)	3.88	12/01/29	32,000	26,934
Open Text Holdings, Inc.(1)	4.13	02/15/30	35,000	29,940
Open Text Holdings, Inc.(1)	4.13	12/01/31	25,000	20,720
PTC, Inc.(1)	3.63	02/15/25	17,000	16,420
PTC, Inc.(1)	4.00	02/15/28	25,000	23,282
Rackspace Technology Global, Inc.(1)	3.50	02/15/28	20,000	8,321
Rackspace Technology Global, Inc.(1)	5.38	12/01/28	38,000	9,056
ROBLOX Corp.(1)	3.88	05/01/30	42,000	35,499
Rocket Software, Inc.(1)	6.50	02/15/29	20,000	16,622
SS&C Technologies, Inc.(1)	5.50	09/30/27	85,000	82,388
Twilio, Inc.	3.63	03/15/29	23,000	19,664
Twilio, Inc.	3.88	03/15/31	18,000	15,060
Veritas US, Inc./Veritas Bermuda Ltd.(1)	7.50	09/01/25	72,000	54,706
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	30,000	25,896
				916,437

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 24.3%
Altice France Holding SA(1)	6.00	02/15/28	$35,000	$21,589
Altice France Holding SA(1)	10.50	05/15/27	40,000	29,579
Altice France SA/France(1)	5.13	07/15/29	137,000	101,414
Altice France SA/France(1)	5.50	01/15/28	25,000	19,706
Altice France SA/France(1)	5.50	10/15/29	93,000	69,702
Altice France SA/France(1)	8.13	02/01/27	107,000	95,640
British Telecommunications PLC(1)	4.88	11/23/81	37,000	29,473
C&W Senior Financing DAC(1)	6.88	09/15/27	32,000	28,036
Ciena Corp.(1)	4.00	01/31/30	20,000	17,593
CommScope Technologies LLC(1)	5.00	03/15/27	27,000	18,688
CommScope Technologies LLC(1)	6.00	06/15/25	40,000	37,652
CommScope, Inc.(1)	4.75	09/01/29	40,000	32,338
CommScope, Inc.(1)	6.00	03/01/26	75,000	71,741
CommScope, Inc.(1)	7.13	07/01/28	40,000	28,745
CommScope, Inc.(1)	8.25	03/01/27	42,000	32,514
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	6.75	10/01/26	85,000	81,122
Consolidated Communications, Inc.(1)	5.00	10/01/28	25,000	18,352
Consolidated Communications, Inc.(1)	6.50	10/01/28	22,000	17,215
Embarq Corp.	8.00	06/01/36	95,000	40,955
Frontier Communications Holdings LLC(1)	5.00	05/01/28	115,000	101,101
Frontier Communications Holdings LLC(1)	5.88	10/15/27	55,000	50,677
Frontier Communications Holdings LLC	5.88	11/01/29	40,000	30,464
Frontier Communications Holdings LLC(1)	6.00	01/15/30	40,000	30,638
Frontier Communications Holdings LLC(1)	6.75	05/01/29	15,000	12,088
Frontier Communications Holdings LLC(1)	8.63	03/15/31	30,000	29,263
Frontier Communications Holdings LLC(1)	8.75	05/15/30	37,000	36,635
GoTo Group, Inc.(1)	5.50	09/01/27	32,000	18,048
Hughes Satellite Systems Corp.	5.25	08/01/26	30,000	28,724
Hughes Satellite Systems Corp.	6.63	08/01/26	30,000	28,380
Iliad Holding SASU(1)	6.50	10/15/26	50,000	48,155
Iliad Holding SASU(1)	7.00	10/15/28	35,000	33,150
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	120,000	111,037
Level 3 Financing, Inc.(1)	3.40	03/01/27	5,000	3,917
Level 3 Financing, Inc.(1)	3.63	01/15/29	15,000	8,403
Level 3 Financing, Inc.(1)	3.75	07/15/29	52,000	29,311
Level 3 Financing, Inc.(1)	3.88	11/15/29	10,000	7,312
Level 3 Financing, Inc.(1)	4.25	07/01/28	82,000	47,896
Level 3 Financing, Inc.(1)	4.63	09/15/27	73,000	45,164
Level 3 Financing, Inc.(1)	10.50	05/15/30	47,000	45,042
Lumen Technologies, Inc.(1)	4.00	02/15/27	73,000	48,830
Lumen Technologies, Inc.(1)	4.50	01/15/29	7,000	2,985
Lumen Technologies, Inc.(1)	5.13	12/15/26	10,000	6,607
Lumen Technologies, Inc.	7.60	09/15/39	7,000	2,694
Millicom International Cellular SA(1)	4.50	04/27/31	60,000	46,491
Millicom International Cellular SA(1)	6.25	03/25/29	11,700	10,498
Qwest Corp.	7.25	09/15/25	15,000	13,338
Rogers Communications, Inc.(1)	5.25	03/15/82	40,000	36,182
Sable International Finance Ltd.(1)	5.75	09/07/27	35,000	33,035

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 24.3% (Continued)
Telecom Italia Capital SA	6.00	09/30/34	$37,000	$31,594
Telecom Italia Capital SA	6.38	11/15/33	40,000	35,818
Telecom Italia Capital SA	7.20	07/18/36	50,000	45,251
Telecom Italia Capital SA	7.72	06/04/38	35,000	32,763
Telecom Italia SpA/Milano(1)	5.30	05/30/24	61,000	59,649
Telesat Canada/Telesat LLC(1)	4.88	06/01/27	20,000	10,724
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	15,000	8,392
Telesat Canada/Telesat LLC(1)	6.50	10/15/27	15,000	5,407
United States Cellular Corp.	6.70	12/15/33	25,000	22,783
Viasat, Inc.(1)	5.63	09/15/25	10,000	9,560
Viasat, Inc.(1)	5.63	04/15/27	55,000	51,068
Viavi Solutions, Inc.(1)	3.75	10/01/29	20,000	16,724
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	97,000	80,514
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	55,000	46,930
Vodafone Group PLC	3.25	06/04/81	19,000	16,648
Vodafone Group PLC	4.13	06/04/81	42,000	34,022
Vodafone Group PLC	5.13	06/04/81	40,000	30,358
Vodafone Group PLC	7.00	04/04/79	80,000	82,135
Windstream Escrow LLC/Windstream Escrow Finance Corp.(1)	7.75	08/15/28	60,000	49,475
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	30,000	22,747
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	82,000	52,505
				2,483,186
TOTAL CORPORATE BONDS (Cost - $10,143,689)				9,860,629

SHORT-TERM INVESTMENTS – 1.4%
GOVERNMENT OBLIGATIONS – 1.0%
U.S. Treasury Bill	ZCP	05/18/23	100,000	99,795

TIME DEPOSITS – 0.4%
Sumitomo, Tokyo	4.18	05/01/23	43,438	43,438
TOTAL SHORT-TERM INVESTMENTS (Cost - $143,232)				143,233

TOTAL INVESTMENTS – 97.9% (Cost - $10,286,921)				$10,003,862
OTHER ASSETS LESS LIABILITIES – 2.1%				210,755
NET ASSETS – 100.0%				$10,214,617

ZCP Indicates a zero coupon rate.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2023, amounts to $8,522,256 and represents 83.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.9%
BIOTECHNOLOGY – 0.9%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	$38,000	$20,199
Grifols Escrow Issuer SA(1)	4.75	10/15/28	48,000	38,537
				58,736
COMMERCIAL SERVICES – 6.9%
AMN Healthcare, Inc.(1)	4.00	04/15/29	20,000	17,624
AMN Healthcare, Inc.(1)	4.63	10/01/27	40,000	37,355
Carriage Services, Inc.(1)	4.25	05/15/29	28,000	23,233
MPH Acquisition Holdings LLC(1)	5.50	09/01/28	68,000	52,051
MPH Acquisition Holdings LLC(1)	5.75	11/01/28	80,000	50,675
Service Corp. International/US	3.38	08/15/30	60,000	50,897
Service Corp. International/US	4.00	05/15/31	58,000	51,186
Service Corp. International/US	4.63	12/15/27	28,000	27,210
Service Corp. International/US	5.13	06/01/29	61,000	58,865
StoneMor, Inc.(1)	8.50	05/15/29	28,000	23,155
Verscend Escrow Corp.(1)	9.75	08/15/26	75,000	75,789
				468,040
HEALTHCARE-PRODUCTS – 11.8%
Avantor Funding, Inc.(1)	3.88	11/01/29	55,000	48,511
Avantor Funding, Inc.(1)	4.63	07/15/28	112,000	104,890
Embecta Corp.(1)	5.00	02/15/30	34,000	29,367
Garden Spinco Corp.(1)	8.63	07/20/30	25,000	26,948
Hologic, Inc.(1)	3.25	02/15/29	65,000	58,509
Hologic, Inc.(1)	4.63	02/01/28	28,000	27,264
Medline Borrower LP(1)	3.88	04/01/29	320,000	280,273
Medline Borrower LP(1)	5.25	10/01/29	175,000	151,541
Teleflex, Inc.(1)	4.25	06/01/28	33,000	30,980
Teleflex, Inc.	4.63	11/15/27	40,000	38,563
				796,846
HEALTHCARE-SERVICES – 50.9%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	28,000	26,532
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	38,000	36,732
AHP Health Partners, Inc.(1)	5.75	07/15/29	20,000	17,100
Air Methods Corp.(1)	8.00	05/15/25	43,000	2,805
Akumin Escrow, Inc.(1)	7.50	08/01/28	25,000	17,580
Akumin, Inc.(1)	7.00	11/01/25	35,000	27,838
Cano Health LLC(1)	6.25	10/01/28	20,000	10,727
Catalent Pharma Solutions, Inc.(1)	3.13	02/15/29	38,000	32,377
Catalent Pharma Solutions, Inc.(1)	3.50	04/01/30	41,000	34,803
Catalent Pharma Solutions, Inc.(1)	5.00	07/15/27	40,000	38,462
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	40,000	35,137
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	38,000	33,147
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	28,000	25,529
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	73,000	58,958
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	107,000	89,281
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	133,000	122,902
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	61,000	54,126

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 50.9% (Continued)
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	$82,000	$58,435
CHS/Community Health Systems, Inc.(1)	6.88	04/01/28	58,000	42,895
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	105,000	77,795
CHS/Community Health Systems, Inc.(1)	8.00	03/15/26	148,000	146,877
CHS/Community Health Systems, Inc.(1)	8.00	12/15/27	48,000	47,614
DaVita, Inc.(1)	3.75	02/15/31	102,000	82,230
DaVita, Inc.(1)	4.63	06/01/30	198,000	172,650
Encompass Health Corp.	4.50	02/01/28	60,000	56,654
Encompass Health Corp.	4.63	04/01/31	25,000	22,440
Encompass Health Corp.	4.75	02/01/30	55,000	50,787
Encompass Health Corp.	5.75	09/15/25	27,000	26,971
Envision Healthcare Corp.(1)	8.75	10/15/26	72,000	2,020
Global Medical Response, Inc.(1)	6.50	10/01/25	40,000	24,643
Hadrian Merger Sub, Inc.(1)	8.50	05/01/26	25,000	21,469
HealthEquity, Inc.(1)	4.50	10/01/29	40,000	35,818
IQVIA, Inc.(1)	5.00	10/15/26	73,000	71,842
IQVIA, Inc.(1)	5.00	05/15/27	80,000	78,174
Legacy LifePoint Health LLC(1)	4.38	02/15/27	40,000	34,090
Legacy LifePoint Health LLC(1)	6.75	04/15/25	45,000	43,358
LifePoint Health, Inc.(1)	5.38	01/15/29	33,000	20,718
ModivCare Escrow Issuer, Inc.(1)	5.00	10/01/29	35,000	28,262
ModivCare, Inc.(1)	5.88	11/15/25	33,000	31,565
Molina Healthcare, Inc.(1)	3.88	11/15/30	45,000	39,736
Molina Healthcare, Inc.(1)	3.88	05/15/32	54,000	46,332
Molina Healthcare, Inc.(1)	4.38	06/15/28	55,000	51,626
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	28,000	25,602
Prime Healthcare Services, Inc.(1)	7.25	11/01/25	60,000	54,227
Radiology Partners, Inc.(1)	9.25	02/01/28	41,000	18,199
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(1)	9.75	12/01/26	90,000	74,965
RP Escrow Issuer LLC(1)	5.25	12/15/25	59,000	41,447
Select Medical Corp.(1)	6.25	08/15/26	86,000	84,326
Surgery Center Holdings, Inc.(1)	10.00	04/15/27	2,000	2,053
Syneos Health, Inc.(1)	3.63	01/15/29	40,000	33,464
Team Health Holdings, Inc.(1)	6.38	02/01/25	53,000	27,397
Tenet Healthcare Corp.	4.25	06/01/29	100,000	91,835
Tenet Healthcare Corp.	4.38	01/15/30	100,000	92,005
Tenet Healthcare Corp.	4.63	07/15/24	48,000	47,660
Tenet Healthcare Corp.	4.63	09/01/24	45,000	44,774
Tenet Healthcare Corp.	4.63	06/15/28	40,000	37,950
Tenet Healthcare Corp.	4.88	01/01/26	148,000	145,970
Tenet Healthcare Corp.	5.13	11/01/27	105,000	102,009
Tenet Healthcare Corp.	6.13	10/01/28	175,000	169,996
Tenet Healthcare Corp.(1)	6.13	06/15/30	140,000	138,602
Tenet Healthcare Corp.	6.25	02/01/27	108,000	107,610
Tenet Healthcare Corp.	6.88	11/15/31	27,000	26,485
Toledo Hospital	5.33	11/15/28	25,000	21,969
Toledo Hospital	6.02	11/15/48	47,000	33,194

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 50.9% (Continued)
US Acute Care Solutions LLC(1)	6.38	03/01/26	$53,000	$47,360
US Renal Care, Inc.(1)	10.63	07/15/27	38,000	6,840
				3,454,976
PHARMACEUTICALS – 24.7%
180 Medical, Inc.(1)	3.88	10/15/29	35,000	31,206
AdaptHealth LLC(1)	4.63	08/01/29	35,000	28,395
AdaptHealth LLC(1)	5.13	03/01/30	40,000	33,136
AdaptHealth LLC(1)	6.13	08/01/28	25,000	22,090
Bausch Health Americas, Inc.(1)	9.25	04/01/26	65,000	52,413
Bausch Health Cos, Inc.(1)	4.88	06/01/28	115,000	75,872
Bausch Health Cos, Inc.(1)	5.00	02/15/29	50,000	23,549
Bausch Health Cos, Inc.(1)	5.25	01/30/30	55,000	25,914
Bausch Health Cos, Inc.(1)	5.25	02/15/31	35,000	16,744
Bausch Health Cos, Inc.(1)	5.50	11/01/25	125,000	109,121
Bausch Health Cos, Inc.(1)	5.75	08/15/27	40,000	27,704
Bausch Health Cos, Inc.(1)	6.13	02/01/27	80,000	57,731
Bausch Health Cos, Inc.(1)	6.25	02/15/29	65,000	29,871
Bausch Health Cos, Inc.(1)	9.00	12/15/25	75,000	62,855
Bausch Health Cos, Inc.(1)	11.00	09/30/28	125,000	101,406
Bausch Health Cos, Inc.(1)	14.00	10/15/30	25,000	16,125
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	35,000	31,988
Elanco Animal Health, Inc.	6.65	08/28/28	53,000	51,735
Horizon Therapeutics USA, Inc.(1)	5.50	08/01/27	40,000	41,125
Jazz Securities DAC(1)	4.38	01/15/29	107,000	98,443
Lannett Co., Inc.(1)	7.75	04/15/26	37,000	2,081
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	10.00	04/15/25	25,000	15,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	10.00	04/15/25	35,000	29,099
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	10.00	06/15/29	28,000	14,671
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	11.50	12/15/28	45,000	35,467
Option Care Health, Inc.(1)	4.38	10/31/29	34,000	30,602
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	148,000	136,330
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	140,000	124,883
Owens & Minor, Inc.(1)	4.50	03/31/29	38,000	30,519
Owens & Minor, Inc.(1)	6.63	04/01/30	41,000	35,720
P&L Development LLC/PLD Finance Corp.(1)	7.75	11/15/25	33,000	26,435
Perrigo Finance Unlimited Co.	3.90	12/15/24	50,000	48,423
Perrigo Finance Unlimited Co.	4.38	03/15/26	50,000	48,154
Perrigo Finance Unlimited Co.	4.40	06/15/30	50,000	45,206
Perrigo Finance Unlimited Co.	4.90	12/15/44	23,000	16,743
PRA Health Sciences, Inc.(1)	2.88	07/15/26	39,000	35,642
Prestige Brands, Inc.(1)	3.75	04/01/31	42,000	35,635
Prestige Brands, Inc.(1)	5.13	01/15/28	30,000	29,136
				1,677,419
SOFTWARE – 2.7%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	166,000	136,503
Consensus Cloud Solutions, Inc.(1)	6.00	10/15/26	20,000	18,410
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	35,000	30,664
				185,577
TOTAL CORPORATE BONDS (Cost - $6,773,866)				6,641,594

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
BBVA, Madrid	4.18	05/01/23	$33,466	$33,466
TOTAL SHORT-TERM INVESTMENTS (Cost - $33,466)				33,466

TOTAL INVESTMENTS – 98.4% (Cost - $6,807,332)				$6,675,060
OTHER ASSETS LESS LIABILITIES – 1.6%				109,248
NET ASSETS – 100.0%				$6,784,308

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2023, amounts to $5,126,303 and represents 75.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
ADVERTISING – 1.4%
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	$45,000	$38,583
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	23,000	19,439
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	75,000	69,341
				127,363
BANKS – 10.0%
Dresdner Funding Trust I(1)	8.15	06/30/31	70,000	74,392
First Republic Bank/CA	4.38	08/01/46	30,000	4,838
First Republic Bank/CA	4.63	02/13/47	25,000	3,906
Freedom Mortgage Corp.(1)	6.63	01/15/27	40,000	32,441
Freedom Mortgage Corp.(1)	7.63	05/01/26	40,000	34,252
Freedom Mortgage Corp.(1)	8.13	11/15/24	25,000	24,111
Freedom Mortgage Corp.(1)	8.25	04/15/25	32,000	29,795
Intesa Sanpaolo SpA(1)	4.20	06/01/32	50,000	37,944
Intesa Sanpaolo SpA(1)	4.95	06/01/42	55,000	36,447
Intesa Sanpaolo SpA(1)	5.02	06/26/24	142,000	138,001
Intesa Sanpaolo SpA(1)	5.71	01/15/26	105,000	101,172
Pacific Western Bank	3.25	05/01/31	25,000	17,895
Popular, Inc.	7.25	03/13/28	25,000	24,776
Standard Chartered PLC(1),(2)	7.01	-	50,000	48,153
Texas Capital Bancshares, Inc.	4.00	05/06/31	25,000	20,220
UniCredit SpA(1)	5.46	06/30/35	117,000	99,808
UniCredit SpA(1)	5.86	06/19/32	52,000	47,410
UniCredit SpA(1)	7.30	04/02/34	92,000	88,127
Western Alliance Bancorp.	3.00	06/15/31	40,000	31,033
				894,721
COMMERCIAL SERVICES – 3.8%
Block, Inc.	2.75	06/01/26	75,000	67,960
Block, Inc.	3.50	06/01/31	67,000	54,656
CoreCivic, Inc.	8.25	04/15/26	62,000	62,704
CPI CG, Inc.(1)	8.63	03/15/26	23,000	22,735
GEO Group, Inc.	10.50	06/30/28	20,000	20,246
MoneyGram International, Inc.(1)	5.38	08/01/26	25,000	24,906
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	25,000	19,562
PROG Holdings, Inc.(1)	6.00	11/15/29	40,000	36,039
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	30,000	28,247
				337,055
COMPUTERS – 0.3%
Diebold Nixdorf, Inc.(1)	9.38	07/15/25	50,000	22,231

DIVERSIFIED FINANCIAL SERVICES – 30.9%
Advisor Group Holdings, Inc.(1)	10.75	08/01/27	25,000	24,834
AerCap Holdings NV	5.88	10/10/79	55,000	51,095
AG Issuer LLC(1)	6.25	03/01/28	25,000	23,264
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	50,000	51,451

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 30.9% (Continued)
Ally Financial, Inc.	5.75	11/20/25	$80,000	$77,802
Ally Financial, Inc.	6.70	02/14/33	30,000	27,105
Aretec Escrow Issuer, Inc.(1)	7.50	04/01/29	25,000	20,961
Armor Holdco, Inc.(1)	8.50	11/15/29	25,000	20,769
Brightsphere Investment Group, Inc.	4.80	07/27/26	25,000	23,347
Burford Capital Global Finance LLC(1)	6.88	04/15/30	50,000	46,548
Castlelake Aviation Finance DAC(1)	5.00	04/15/27	25,000	22,134
Coinbase Global, Inc.(1)	3.38	10/01/28	65,000	39,325
Coinbase Global, Inc.(1)	3.63	10/01/31	75,000	41,979
Credit Acceptance Corp.(1)	5.13	12/31/24	25,000	23,850
Credit Acceptance Corp.	6.63	03/15/26	25,000	23,925
Curo Group Holdings Corp.(1)	7.50	08/01/28	65,000	25,657
Enova International, Inc.(1)	8.50	09/15/25	45,000	43,225
goeasy Ltd.(1)	4.38	05/01/26	20,000	17,570
goeasy Ltd.(1)	5.38	12/01/24	42,000	39,935
Hightower Holding LLC(1)	6.75	04/15/29	25,000	21,718
Home Point Capital, Inc.(1)	5.00	02/01/26	38,000	32,157
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	43,000	38,526
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	67,000	56,406
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	25,000	21,367
LD Holdings Group LLC(1)	6.13	04/01/28	60,000	33,068
LD Holdings Group LLC(1)	6.50	11/01/25	20,000	14,170
LFS Topco LLC(1)	5.88	10/15/26	25,000	21,963
Macquarie Airfinance Holdings Ltd.(1)	8.38	05/01/28	35,000	35,060
Midcap Financial Issuer Trust(1)	5.63	01/15/30	25,000	20,528
Midcap Financial Issuer Trust(1)	6.50	05/01/28	75,000	67,828
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	50,000	41,000
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	50,000	44,670
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	45,000	37,469
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	42,000	39,847
Navient Corp.	4.88	03/15/28	35,000	30,137
Navient Corp.	5.00	03/15/27	50,000	45,094
Navient Corp.	5.50	03/15/29	50,000	43,095
Navient Corp.	5.63	08/01/33	39,000	29,286
Navient Corp.	5.88	10/25/24	40,000	39,364
Navient Corp.	6.75	06/25/25	30,000	29,538
Navient Corp.	6.75	06/15/26	40,000	39,008
NFP Corp.(1)	4.88	08/15/28	70,000	63,779
NFP Corp.(1)	6.88	08/15/28	140,000	122,269
OneMain Finance Corp.	3.50	01/15/27	55,000	47,042
OneMain Finance Corp.	3.88	09/15/28	43,000	34,549
OneMain Finance Corp.	4.00	09/15/30	57,000	43,112
OneMain Finance Corp.	5.38	11/15/29	50,000	42,114
OneMain Finance Corp.	6.63	01/15/28	50,000	46,436
OneMain Finance Corp.	6.88	03/15/25	90,000	88,187
OneMain Finance Corp.	7.13	03/15/26	112,000	109,280
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	25,000	23,252
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	50,000	41,136

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 30.9% (Continued)
PennyMac Financial Services, Inc.(1)	5.38	10/15/25	$50,000	$47,249
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	25,000	20,902
PHH Mortgage Corp.(1)	7.88	03/15/26	25,000	22,494
PRA Group, Inc.(1)	5.00	10/01/29	27,000	22,909
PRA Group, Inc.(1)	8.38	02/01/28	45,000	44,919
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	75,000	66,863
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	45,000	38,093
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	99,000	80,086
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	55,000	43,102
SLM Corp.	3.13	11/02/26	25,000	21,904
SLM Corp.	4.20	10/29/25	50,000	46,253
StoneX Group, Inc.(1)	8.63	06/15/25	25,000	25,346
Synchrony Financial	7.25	02/02/33	50,000	46,056
United Wholesale Mortgage LLC(1)	5.50	11/15/25	50,000	47,695
United Wholesale Mortgage LLC(1)	5.50	04/15/29	45,000	38,858
United Wholesale Mortgage LLC(1)	5.75	06/15/27	48,000	43,785
World Acceptance Corp.(1)	7.00	11/01/26	25,000	20,370
				2,764,115
ELECTRONICS – 0.3%
Likewize Corp.(1)	9.75	10/15/25	25,000	22,373

ENGINEERING & CONSTRUCTION – 0.2%
INNOVATE Corp.(1)	8.50	02/01/26	25,000	19,501

INSURANCE – 13.5%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	50,000	41,899
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	27,000	22,358
Acrisure LLC/Acrisure Finance, Inc.(1)	7.00	11/15/25	102,000	97,534
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	4.25	10/15/27	47,000	43,077
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	5.88	11/01/29	27,000	23,316
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	6.75	10/15/27	100,000	93,481
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	6.75	04/15/28	90,000	89,984
AmWINS Group, Inc.(1)	4.88	06/30/29	55,000	49,958
Assurant, Inc.	7.00	03/27/48	25,000	23,965
AssuredPartners, Inc.(1)	5.63	01/15/29	30,000	25,999
AssuredPartners, Inc.(1)	7.00	08/15/25	22,000	21,807
BroadStreet Partners, Inc.(1)	5.88	04/15/29	50,000	43,421
Enstar Finance LLC	5.50	01/15/42	30,000	21,638
Enstar Finance LLC	5.75	09/01/40	27,000	22,669
Genworth Holdings, Inc.	6.50	06/15/34	20,000	17,849
Global Atlantic Finance Co.(1)	4.70	10/15/51	50,000	40,021
GTCR AP Finance, Inc.(1)	8.00	05/15/27	53,000	51,874
HUB International Ltd.(1)	5.63	12/01/29	30,000	26,728
HUB International Ltd.(1)	7.00	05/01/26	125,000	124,607
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	40,000	40,512
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	20,000	20,347
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	50,000	40,386

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 13.5% (Continued)
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	$75,000	$44,740
MGIC Investment Corp.	5.25	08/15/28	45,000	43,046
NMI Holdings, Inc.(1)	7.38	06/01/25	25,000	25,446
Ohio National Financial Services, Inc.(1)	6.80	01/24/30	50,000	47,525
Ryan Specialty Group LLC(1)	4.38	02/01/30	25,000	22,438
USI, Inc./NY(1)	6.88	05/01/25	43,000	42,616
				1,209,241
INTERNET – 0.2%
Acuris Finance US, Inc./Acuris Finance Sarl(1)	5.00	05/01/28	25,000	19,855

INVESTMENT COMPANIES – 4.9%
Compass Group Diversified Holdings LLC(1)	5.00	01/15/32	25,000	20,351
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	68,000	61,268
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	50,000	43,960
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.75	09/15/24	75,000	74,101
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	100,000	94,392
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	97,000	95,574
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.38	12/15/25	50,000	49,655
				439,301
PIPELINES – 0.4%
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	35,000	35,383

REAL ESTATE INVESTMENT TRUST (REITS) – 28.5%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	32,000	24,263
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	27,000	22,595
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(1)	4.50	04/01/27	25,000	20,705
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(1)	5.75	05/15/26	93,000	84,559
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	25,000	21,862
Diversified Healthcare Trust	4.38	03/01/31	25,000	15,773
Diversified Healthcare Trust	4.75	02/15/28	50,000	30,913
Diversified Healthcare Trust	9.75	06/15/25	50,000	47,932
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	30,000	22,986
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.38	06/15/26	75,000	66,653
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.75	09/15/30	25,000	19,673
HAT Holdings I LLC/HAT Holdings II LLC(1)	6.00	04/15/25	25,000	24,331
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	54,000	47,365
Iron Mountain, Inc.(1)	4.50	02/15/31	75,000	65,308
Iron Mountain, Inc.(1)	4.88	09/15/27	72,000	68,743
Iron Mountain, Inc.(1)	4.88	09/15/29	70,000	63,952
Iron Mountain, Inc.(1)	5.00	07/15/28	30,000	28,282
Iron Mountain, Inc.(1)	5.25	03/15/28	55,000	52,980
Iron Mountain, Inc.(1)	5.25	07/15/30	90,000	83,010
Iron Mountain, Inc.(1)	5.63	07/15/32	45,000	40,922
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	35,000	29,888
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	52,000	41,198

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 28.5% (Continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	5.25	10/01/25	$31,000	$29,182
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	93,000	63,678
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	52,000	39,441
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	100,000	83,896
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	40,000	35,676
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	32,000	23,763
Office Properties Income Trust	2.65	06/15/26	25,000	17,516
Office Properties Income Trust	3.45	10/15/31	43,000	22,194
Office Properties Income Trust	4.50	02/01/25	75,000	63,842
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	4.88	05/15/29	50,000	43,295
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	5.88	10/01/28	50,000	46,170
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	7.50	06/01/25	45,000	45,279
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	42,000	37,858
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	50,000	47,063
Rithm Capital Corp.(1)	6.25	10/15/25	37,000	33,938
RLJ Lodging Trust LP(1)	3.75	07/01/26	25,000	23,131
RLJ Lodging Trust LP(1)	4.00	09/15/29	45,000	37,847
SBA Communications Corp.	3.13	02/01/29	100,000	85,675
SBA Communications Corp.	3.88	02/15/27	106,000	98,981
Service Properties Trust	3.95	01/15/28	27,000	21,175
Service Properties Trust	4.35	10/01/24	52,000	49,706
Service Properties Trust	4.38	02/15/30	25,000	18,630
Service Properties Trust	4.50	03/15/25	30,000	27,934
Service Properties Trust	4.75	10/01/26	42,000	36,359
Service Properties Trust	4.95	02/15/27	25,000	21,220
Service Properties Trust	4.95	10/01/29	25,000	18,972
Service Properties Trust	5.25	02/15/26	25,000	22,234
Service Properties Trust	5.50	12/15/27	30,000	26,262
Service Properties Trust	7.50	09/15/25	55,000	53,948
Starwood Property Trust, Inc.(1)	3.63	07/15/26	50,000	43,106
Starwood Property Trust, Inc.(1)	4.38	01/15/27	25,000	21,587
Starwood Property Trust, Inc.	4.75	03/15/25	50,000	47,323
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	50,000	29,543
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	6.50	02/15/29	132,000	79,805
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	10.50	02/15/28	175,000	167,614
XHR LP(1)	4.88	06/01/29	45,000	39,096
XHR LP(1)	6.38	08/15/25	25,000	24,674
				2,551,506
RETAIL – 0.8%
FirstCash, Inc.(1)	4.63	09/01/28	25,000	22,882
FirstCash, Inc.(1)	5.63	01/01/30	48,000	44,640
				67,522
SOFTWARE – 0.3%
ACI Worldwide, Inc.(1)	5.75	08/15/26	25,000	24,940

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRANSPORTATION – 0.4%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	$42,000	$37,745

TRUCKING & LEASING – 2.1%
AerCap Global Aviation Trust(1)	6.50	06/15/45	32,000	30,101
Fly Leasing Ltd.(1)	7.00	10/15/24	20,000	17,523
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	75,000	68,834
Fortress Transportation & Infrastructure Investors LLC(1)	6.50	10/01/25	73,000	72,187
				188,645
TOTAL CORPORATE BONDS (Cost - $8,897,285)				8,761,497

SHORT-TERM INVESTMENTS – 0.9%
GOVERNMENT OBLIGATIONS – 0.4%
U.S. Treasury Bill	ZCP	07/11/23	40,000	39,616

TIME DEPOSITS – 0.5%
BBVA, Madrid	4.18	05/01/23	47,127	47,127
TOTAL SHORT-TERM INVESTMENTS (Cost - $86,760)				86,743

TOTAL INVESTMENTS – 98.9% (Cost - $8,984,045)				$8,848,240
OTHER ASSETS LESS LIABILITIES – 1.1%				94,123
NET ASSETS – 100.0%				$8,942,363

ZCP Indicates a zero coupon rate.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2023, amounts to $5,986,342 and represents 66.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.8%
CHEMICALS – 1.3%
Methanex Corp.	4.25	12/01/24	$30,000	$29,345
Methanex Corp.	5.13	10/15/27	50,000	47,815
Methanex Corp.	5.25	12/15/29	60,000	56,384
Methanex Corp.	5.65	12/01/44	20,000	16,707
				150,251
OIL & GAS – 56.0%
Aethon United BR LP/Aethon United Finance Corp.(1)	8.25	02/15/26	60,000	58,328
Antero Resources Corp.(1)	5.38	03/01/30	50,000	46,894
Antero Resources Corp.(1)	7.63	02/01/29	31,000	31,767
Apache Corp.	4.25	01/15/30	40,000	36,599
Apache Corp.	4.38	10/15/28	25,000	23,449
Apache Corp.	4.75	04/15/43	35,000	27,333
Apache Corp.	5.10	09/01/40	105,000	90,133
Apache Corp.	5.25	02/01/42	30,000	25,376
Apache Corp.	5.35	07/01/49	30,000	23,411
Apache Corp.	6.00	01/15/37	35,000	33,111
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	35,000	31,466
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	7.00	11/01/26	50,000	48,442
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	8.25	12/31/28	10,000	9,721
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	30,000	37,139
Baytex Energy Corp.(1)	8.50	04/30/30	60,000	60,386
Baytex Energy Corp.(1)	8.75	04/01/27	30,000	30,906
Berry Petroleum Co. LLC(1)	7.00	02/15/26	30,000	28,569
California Resources Corp.(1)	7.13	02/01/26	42,000	42,470
Callon Petroleum Co.	6.38	07/01/26	30,000	29,023
Callon Petroleum Co.(1)	7.50	06/15/30	40,000	38,037
Callon Petroleum Co.(1)	8.00	08/01/28	50,000	49,388
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	30,000	29,064
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	11.00	04/15/25	35,000	36,000
Chesapeake Energy Corp.(1)	5.50	02/01/26	40,000	39,633
Chesapeake Energy Corp.(1)	5.88	02/01/29	40,000	38,303
Chesapeake Energy Corp.(1)	6.75	04/15/29	70,000	69,364
Chord Energy Corp.(1)	6.38	06/01/26	30,000	29,930
Citgo Holding, Inc.(1)	9.25	08/01/24	65,000	65,560
CITGO Petroleum Corp.(1)	6.38	06/15/26	50,000	48,756
CITGO Petroleum Corp.(1)	7.00	06/15/25	90,000	89,685
Civitas Resources, Inc.(1)	5.00	10/15/26	30,000	28,233
CNX Resources Corp.(1)	6.00	01/15/29	32,000	29,638
CNX Resources Corp.(1)	7.25	03/14/27	30,000	29,698
CNX Resources Corp.(1)	7.38	01/15/31	39,000	37,667
Comstock Resources, Inc.(1)	5.88	01/15/30	85,000	73,054
Comstock Resources, Inc.(1)	6.75	03/01/29	85,000	77,044
Crescent Energy Finance LLC(1)	7.25	05/01/26	60,000	57,552
Crescent Energy Finance LLC(1)	9.25	02/15/28	30,000	29,959
CrownRock LP/CrownRock Finance, Inc.(1)	5.00	05/01/29	20,000	18,915
CrownRock LP/CrownRock Finance, Inc.(1)	5.63	10/15/25	85,000	83,993

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 56.0% (Continued)
CVR Energy, Inc.(1)	5.25	02/15/25	$50,000	$48,405
CVR Energy, Inc.(1)	5.75	02/15/28	30,000	26,846
Earthstone Energy Holdings LLC(1)	8.00	04/15/27	40,000	39,081
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	52,000	46,164
Endeavor Energy Resources LP/EER Finance, Inc.(1)	5.75	01/30/28	70,000	69,739
Energean PLC(1)	6.50	04/30/27	30,000	27,351
EnQuest PLC(1)	11.63	11/01/27	20,000	18,939
Global Marine, Inc.	7.00	06/01/28	20,000	16,250
Gran Tierra Energy, Inc.(1)	7.75	05/23/27	43,000	32,550
Gulfport Energy Corp.(1)	8.00	05/17/26	30,000	30,106
Harbour Energy PLC(1)	5.50	10/15/26	35,000	32,106
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	50,000	46,758
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	35,000	32,652
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	40,000	37,015
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	50,000	47,949
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	40,000	37,435
Ithaca Energy North Sea PLC(1)	9.00	07/15/26	45,000	43,367
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.00	08/01/26	30,000	29,157
Matador Resources Co.	5.88	09/15/26	50,000	49,100
Matador Resources Co.(1)	6.88	04/15/28	40,000	40,298
MEG Energy Corp.(1)	5.88	02/01/29	50,000	48,059
MEG Energy Corp.(1)	7.13	02/01/27	40,000	41,053
Moss Creek Resources Holdings, Inc.(1)	7.50	01/15/26	60,000	56,164
Moss Creek Resources Holdings, Inc.(1)	10.50	05/15/27	31,000	29,967
Murphy Oil Corp.	5.88	12/01/27	40,000	39,390
Murphy Oil Corp.	6.13	12/01/42	31,000	26,587
Murphy Oil Corp.	6.38	07/15/28	40,000	39,897
Murphy Oil Corp.	7.05	05/01/29	10,000	10,203
Nabors Industries Ltd.(1)	7.25	01/15/26	40,000	37,758
Nabors Industries Ltd.(1)	7.50	01/15/28	10,000	9,113
Nabors Industries, Inc.	5.75	02/01/25	40,000	39,096
Nabors Industries, Inc.(1)	7.38	05/15/27	80,000	77,695
Neptune Energy Bondco PLC(1)	6.63	05/15/25	64,000	63,172
Noble Finance II LLC(1)	8.00	04/15/30	50,000	51,259
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	60,000	59,314
Occidental Petroleum Corp.	2.90	08/15/24	50,000	48,531
Occidental Petroleum Corp.	3.40	04/15/26	25,000	23,684
Occidental Petroleum Corp.	3.50	08/15/29	20,000	18,248
Occidental Petroleum Corp.	4.10	02/15/47	15,000	11,732
Occidental Petroleum Corp.	4.20	03/15/48	25,000	19,543
Occidental Petroleum Corp.	4.40	04/15/46	35,000	28,233
Occidental Petroleum Corp.	4.40	08/15/49	20,000	15,748
Occidental Petroleum Corp.	4.63	06/15/45	25,000	20,528
Occidental Petroleum Corp.	5.50	12/01/25	35,000	35,146
Occidental Petroleum Corp.	5.55	03/15/26	65,000	65,628
Occidental Petroleum Corp.	5.88	09/01/25	45,000	45,523
Occidental Petroleum Corp.	6.13	01/01/31	90,000	94,193
Occidental Petroleum Corp.	6.20	03/15/40	55,000	56,542

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 56.0% (Continued)
Occidental Petroleum Corp.	6.38	09/01/28	$45,000	$46,978
Occidental Petroleum Corp.	6.45	09/15/36	135,000	143,390
Occidental Petroleum Corp.	6.60	03/15/46	85,000	90,818
Occidental Petroleum Corp.	6.63	09/01/30	115,000	122,876
Occidental Petroleum Corp.	7.50	05/01/31	69,000	77,077
Occidental Petroleum Corp.	7.88	09/15/31	35,000	39,710
Occidental Petroleum Corp.	7.95	06/15/39	25,000	28,694
Occidental Petroleum Corp.	8.50	07/15/27	35,000	38,575
Occidental Petroleum Corp.	8.88	07/15/30	80,000	94,078
Parkland Corp.(1)	4.50	10/01/29	60,000	52,643
Parkland Corp.(1)	4.63	05/01/30	61,000	53,148
Parkland Corp.(1)	5.88	07/15/27	40,000	39,004
Patterson-UTI Energy, Inc.	3.95	02/01/28	30,000	27,014
Patterson-UTI Energy, Inc.	5.15	11/15/29	30,000	26,816
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	75,000	69,088
PBF Holding Co. LLC/PBF Finance Corp.	7.25	06/15/25	40,000	39,906
PDC Energy, Inc.	5.75	05/15/26	60,000	58,322
Permian Resources Operating LLC(1)	5.88	07/01/29	62,000	58,734
Permian Resources Operating LLC(1)	6.88	04/01/27	30,000	29,739
Permian Resources Operating LLC(1)	7.75	02/15/26	40,000	40,493
Petrofac Ltd.(1)	9.75	11/15/26	50,000	35,031
Precision Drilling Corp.(1)	6.88	01/15/29	60,000	55,109
Range Resources Corp.(1)	4.75	02/15/30	33,000	30,398
Range Resources Corp.	4.88	05/15/25	60,000	59,276
Range Resources Corp.	8.25	01/15/29	50,000	52,238
ROCC Holdings LLC(1)	9.25	08/15/26	30,000	32,213
Rockcliff Energy II LLC(1)	5.50	10/15/29	55,000	49,791
SM Energy Co.	6.50	07/15/28	30,000	28,453
SM Energy Co.	6.63	01/15/27	30,000	29,003
SM Energy Co.	6.75	09/15/26	60,000	59,179
Southwestern Energy Co.	4.75	02/01/32	90,000	79,485
Southwestern Energy Co.	5.38	02/01/29	55,000	51,908
Southwestern Energy Co.	5.38	03/15/30	95,000	88,507
Southwestern Energy Co.	5.70	01/23/25	30,000	29,976
Southwestern Energy Co.	8.38	09/15/28	20,000	20,989
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	35,000	29,638
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	60,000	54,124
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	80,000	71,491
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	60,000	59,750
Talos Production, Inc.	12.00	01/15/26	55,000	58,215
Tap Rock Resources LLC(1)	7.00	10/01/26	35,000	33,663
Teine Energy Ltd.(1)	6.88	04/15/29	30,000	27,478
Transocean Poseidon Ltd.(1)	6.88	02/01/27	36,563	35,706
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	40,000	40,810
Transocean, Inc.	6.80	03/15/38	45,000	30,685
Transocean, Inc.(1)	7.25	11/01/25	29,000	27,658
Transocean, Inc.(1)	7.50	01/15/26	45,000	41,566
Transocean, Inc.	7.50	04/15/31	30,000	23,135

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 56.0% (Continued)
Transocean, Inc.(1)	8.00	02/01/27	$50,000	$44,444
Transocean, Inc.(1)	8.75	02/15/30	90,000	90,900
Transocean, Inc.(1)	11.50	01/30/27	55,000	56,346
Valaris Ltd.(1)	8.38	04/30/30	55,000	55,081
Vermilion Energy, Inc.(1)	5.63	03/15/25	28,000	27,578
Vermilion Energy, Inc.(1)	6.88	05/01/30	31,000	28,798
Viper Energy Partners LP(1)	5.38	11/01/27	30,000	29,034
Vital Energy, Inc.(1)	7.75	07/31/29	24,000	21,211
Vital Energy, Inc.	9.50	01/15/25	32,000	32,223
Vital Energy, Inc.	10.13	01/15/28	27,000	27,180
W&T Offshore, Inc.(1)	11.75	02/01/26	25,000	25,062
				6,427,705
OIL & GAS SERVICES – 5.1%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	60,000	57,671
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	40,000	39,349
Bristow Group, Inc.(1)	6.88	03/01/28	30,000	28,652
CGG SA(1)	8.75	04/01/27	35,000	30,289
CSI Compressco LP/CSI Compressco Finance, Inc.(1)	7.50	04/01/25	30,000	29,005
Enerflex Ltd.(1)	9.00	10/15/27	50,000	49,883
Oceaneering International, Inc.	4.65	11/15/24	30,000	29,559
Oceaneering International, Inc.	6.00	02/01/28	20,000	19,025
USA Compression Partners LP/USA Compression Finance Corp.	6.88	04/01/26	60,000	59,430
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	60,000	58,472
Weatherford International Ltd.(1)	6.50	09/15/28	30,000	30,032
Weatherford International Ltd.(1)	8.63	04/30/30	129,000	131,539
Welltec International ApS(1)	8.25	10/15/26	25,000	25,273
				588,179
PIPELINES – 34.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	63,000	59,056
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	50,000	48,432
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	50,000	48,496
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	7.88	05/15/26	40,000	41,111
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	6.63	07/15/26	30,000	29,627
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.63	12/15/25	40,000	40,166
Buckeye Partners LP	3.95	12/01/26	50,000	45,573
Buckeye Partners LP(1)	4.13	03/01/25	65,000	62,158
Buckeye Partners LP	4.13	12/01/27	30,000	26,990
Buckeye Partners LP(1)	4.50	03/01/28	35,000	31,854
Buckeye Partners LP	5.60	10/15/44	25,000	18,046
Buckeye Partners LP	5.85	11/15/43	30,000	23,126
CNX Midstream Partners LP(1)	4.75	04/15/30	30,000	25,148
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	110,000	102,534
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	5.63	05/01/27	50,000	48,045
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	5.75	04/01/25	35,000	34,527
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	6.00	02/01/29	55,000	51,891
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	7.38	02/01/31	50,000	50,052
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	8.00	04/01/29	35,000	35,648

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 34.7% (Continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	$30,000	$27,356
DT Midstream, Inc.(1)	4.13	06/15/29	80,000	70,990
DT Midstream, Inc.(1)	4.38	06/15/31	80,000	69,674
EnLink Midstream LLC	5.38	06/01/29	40,000	38,663
EnLink Midstream LLC(1)	5.63	01/15/28	40,000	39,437
EnLink Midstream LLC(1)	6.50	09/01/30	75,000	75,839
EnLink Midstream Partners LP	4.15	06/01/25	29,000	28,078
EnLink Midstream Partners LP	4.85	07/15/26	40,000	39,000
EnLink Midstream Partners LP	5.05	04/01/45	35,000	27,821
EnLink Midstream Partners LP	5.45	06/01/47	35,000	29,270
EnLink Midstream Partners LP	5.60	04/01/44	30,000	24,970
EQM Midstream Partners LP	4.00	08/01/24	26,000	25,239
EQM Midstream Partners LP	4.13	12/01/26	40,000	36,351
EQM Midstream Partners LP(1)	4.50	01/15/29	60,000	51,068
EQM Midstream Partners LP(1)	4.75	01/15/31	85,000	69,763
EQM Midstream Partners LP	5.50	07/15/28	65,000	59,311
EQM Midstream Partners LP(1)	6.00	07/01/25	31,000	30,496
EQM Midstream Partners LP(1)	6.50	07/01/27	63,000	61,509
EQM Midstream Partners LP	6.50	07/15/48	45,000	34,132
EQM Midstream Partners LP(1)	7.50	06/01/27	40,000	39,899
EQM Midstream Partners LP(1)	7.50	06/01/30	40,000	38,868
Genesis Energy LP/Genesis Energy Finance Corp.	6.25	05/15/26	10,000	9,647
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/01/25	49,000	48,025
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	40,000	39,419
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	80,000	79,912
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	50,000	50,118
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	30,000	28,145
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	30,000	29,032
Harvest Midstream I LP(1)	7.50	09/01/28	60,000	58,769
Hess Midstream Operations LP(1)	4.25	02/15/30	55,000	48,963
Hess Midstream Operations LP(1)	5.13	06/15/28	50,000	47,560
Hess Midstream Operations LP(1)	5.50	10/15/30	30,000	27,954
Hess Midstream Operations LP(1)	5.63	02/15/26	60,000	59,138
Holly Energy Partners LP/Holly Energy Finance Corp.(1)	5.00	02/01/28	30,000	28,009
Holly Energy Partners LP/Holly Energy Finance Corp.(1)	6.38	04/15/27	40,000	39,483
Howard Midstream Energy Partners LLC(1)	6.75	01/15/27	30,000	28,026
ITT Holdings LLC(1)	6.50	08/01/29	96,000	79,803
Kinetik Holdings LP(1)	5.88	06/15/30	80,000	76,723
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	30,000	29,256
New Fortress Energy, Inc.(1)	6.50	09/30/26	115,000	106,043
New Fortress Energy, Inc.(1)	6.75	09/15/25	100,000	95,368
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	7.50	02/01/26	170,000	163,165
NGL Energy Partners LP/NGL Energy Finance Corp.	6.13	03/01/25	10,000	9,250
NGL Energy Partners LP/NGL Energy Finance Corp.	7.50	04/15/26	30,000	26,980
Northriver Midstream Finance LP(1)	5.63	02/15/26	40,000	37,598
NuStar Logistics LP	5.63	04/28/27	48,000	45,862
NuStar Logistics LP	5.75	10/01/25	40,000	39,270
NuStar Logistics LP	6.00	06/01/26	40,000	39,415

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 34.7% (Continued)
NuStar Logistics LP	6.38	10/01/30	$50,000	$48,203
Rockies Express Pipeline LLC(1)	3.60	05/15/25	30,000	28,474
Rockies Express Pipeline LLC(1)	4.80	05/15/30	35,000	31,221
Rockies Express Pipeline LLC(1)	4.95	07/15/29	35,000	32,366
Rockies Express Pipeline LLC(1)	6.88	04/15/40	50,000	43,581
Rockies Express Pipeline LLC(1)	7.50	07/15/38	10,000	9,178
Southeast Supply Header LLC(1)	4.25	06/15/24	30,000	28,349
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(1)	8.50	10/15/26	82,000	78,819
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	60,000	55,588
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	03/01/27	30,000	28,984
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	55,000	48,907
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	36,000	31,911
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.50	10/01/25	50,000	50,436
TransMontaigne Partners LP/TLP Finance Corp.	6.13	02/15/26	20,000	17,417
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	100,000	89,930
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	97,000	81,896
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	95,000	84,269
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	80,000	81,198
				3,981,874
RETAIL – 0.4%
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	50,000	44,338

WATER – 0.3%
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	30,000	28,830

TOTAL CORPORATE BONDS (Cost - $11,351,935)				11,221,177

SHORT-TERM INVESTMENTS – 1.4%
GOVERNMENT OBLIGATIONS – 0.9%
U.S. Treasury Bill	ZCP	07/11/23	100,000	99,041

TIME DEPOSITS – 0.5%
JP Morgan Chase, New York	4.18	05/01/23	60,376	60,376
TOTAL SHORT-TERM INVESTMENTS (Cost - $159,459)				159,417

TOTAL INVESTMENTS – 99.1% (Cost - $11,511,394)				$11,380,594
OTHER ASSETS LESS LIABILITIES – 0.9%				97,870
NET ASSETS – 100.0%				$11,478,464

ZCP Indicates a zero coupon rate.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2023, amounts to $7,151,252 and represents 62.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.2%
APPAREL – 2.2%
Crocs, Inc.(1)	4.13	08/15/31	$22,000	$18,597
Crocs, Inc.(1)	4.25	03/15/29	40,000	35,518
Hanesbrands, Inc.(1)	4.88	05/15/26	83,000	78,321
Hanesbrands, Inc.(1)	9.00	02/15/31	50,000	51,240
Kontoor Brands, Inc.(1)	4.13	11/15/29	29,000	24,672
Levi Strauss & Co.(1)	3.50	03/01/31	50,000	42,329
Under Armour, Inc.	3.25	06/15/26	50,000	45,964
William Carter Co.(1)	5.63	03/15/27	50,000	49,441
Wolverine World Wide, Inc.(1)	4.00	08/15/29	50,000	41,608
				387,690
AUTO MANUFACTURERS – 18.6%
Allison Transmission, Inc.(1)	3.75	01/30/31	100,000	85,474
Allison Transmission, Inc.(1)	5.88	06/01/29	72,000	70,999
Aston Martin Capital Holdings Ltd.(1)	10.50	11/30/25	100,000	98,377
Ford Holdings LLC	9.30	03/01/30	3,000	3,429
Ford Motor Co.	3.25	02/12/32	152,000	118,015
Ford Motor Co.	4.35	12/08/26	100,000	97,250
Ford Motor Co.	4.75	01/15/43	123,000	92,561
Ford Motor Co.	5.29	12/08/46	98,000	79,366
Ford Motor Co.	6.10	08/19/32	100,000	95,461
Ford Motor Co.	6.63	10/01/28	3,000	3,058
Ford Motor Co.	7.40	11/01/46	2,000	2,040
Ford Motor Co.	7.45	07/16/31	53,000	55,841
Ford Motor Co.	9.63	04/22/30	3,000	3,492
Ford Motor Credit Co. LLC	2.30	02/10/25	65,000	60,610
Ford Motor Credit Co. LLC	2.70	08/10/26	65,000	57,738
Ford Motor Credit Co. LLC	2.90	02/16/28	50,000	43,345
Ford Motor Credit Co. LLC	2.90	02/10/29	76,000	63,136
Ford Motor Credit Co. LLC	3.38	11/13/25	115,000	106,962
Ford Motor Credit Co. LLC	3.63	06/17/31	71,000	58,616
Ford Motor Credit Co. LLC	3.82	11/02/27	50,000	44,909
Ford Motor Credit Co. LLC	4.00	11/13/30	100,000	85,847
Ford Motor Credit Co. LLC	4.06	11/01/24	110,000	107,045
Ford Motor Credit Co. LLC	4.13	08/04/25	100,000	94,807
Ford Motor Credit Co. LLC	4.13	08/17/27	73,000	67,073
Ford Motor Credit Co. LLC	4.27	01/09/27	50,000	46,369
Ford Motor Credit Co. LLC	4.39	01/08/26	76,000	72,294
Ford Motor Credit Co. LLC	4.54	08/01/26	50,000	47,225
Ford Motor Credit Co. LLC	4.69	06/09/25	65,000	62,955
Ford Motor Credit Co. LLC	4.95	05/28/27	90,000	85,228
Ford Motor Credit Co. LLC	5.11	05/03/29	100,000	93,339
Ford Motor Credit Co. LLC	5.13	06/16/25	65,000	63,373
Ford Motor Credit Co. LLC	5.58	03/18/24	15,000	14,929
Ford Motor Credit Co. LLC	6.95	03/06/26	90,000	90,927
Ford Motor Credit Co. LLC	7.35	11/04/27	83,000	85,557
Ford Motor Credit Co. LLC	7.35	03/06/30	75,000	77,114
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	50,000	41,946

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 18.6% (Continued)
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	$47,000	$38,962
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	50,000	43,289
Jaguar Land Rover Automotive PLC(1)	7.75	10/15/25	70,000	69,591
McLaren Finance PLC(1)	7.50	08/01/26	61,000	50,240
Nissan Motor Acceptance Co. LLC(1)	1.13	09/16/24	40,000	37,204
Nissan Motor Acceptance Co. LLC(1)	1.85	09/16/26	50,000	42,691
Nissan Motor Acceptance Co. LLC(1)	2.00	03/09/26	75,000	66,129
Nissan Motor Acceptance Co. LLC(1)	2.75	03/09/28	40,000	33,304
Nissan Motor Co. Ltd.(1)	3.52	09/17/25	125,000	116,985
Nissan Motor Co. Ltd.(1)	4.35	09/17/27	250,000	229,236
Nissan Motor Co. Ltd.(1)	4.81	09/17/30	250,000	220,046
				3,324,384
AUTO PARTS & EQUIPMENT – 6.3%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	72,000	69,308
Adient Global Holdings Ltd.(1)	7.00	04/15/28	40,000	41,064
Adient Global Holdings Ltd.(1)	8.25	04/15/31	50,000	51,277
American Axle & Manufacturing, Inc.	5.00	10/01/29	50,000	41,563
American Axle & Manufacturing, Inc.	6.50	04/01/27	50,000	46,409
American Axle & Manufacturing, Inc.	6.88	07/01/28	34,000	30,640
Dana, Inc.	4.25	09/01/30	47,000	38,112
Dana, Inc.	4.50	02/15/32	3,000	2,402
Dana, Inc.	5.38	11/15/27	74,000	69,667
Dana, Inc.	5.63	06/15/28	49,000	45,263
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	50,000	46,443
Goodyear Tire & Rubber Co.	4.88	03/15/27	65,000	61,494
Goodyear Tire & Rubber Co.	5.00	05/31/26	90,000	87,547
Goodyear Tire & Rubber Co.	5.00	07/15/29	75,000	66,384
Goodyear Tire & Rubber Co.	5.25	04/30/31	28,000	24,314
Goodyear Tire & Rubber Co.	5.25	07/15/31	57,000	49,214
Goodyear Tire & Rubber Co.	5.63	04/30/33	34,000	29,460
Goodyear Tire & Rubber Co.	9.50	05/31/25	71,000	72,791
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	50,000	37,675
Wheel Pros, Inc.(1)	6.50	05/15/29	15,000	7,125
ZF North America Capital, Inc.(1)	4.75	04/29/25	100,000	97,824
ZF North America Capital, Inc.(1)	6.88	04/14/28	55,000	56,655
ZF North America Capital, Inc.(1)	7.13	04/14/30	50,000	51,655
				1,124,286
COMMERCIAL SERVICES – 1.5%
Metis Merger Sub LLC(1)	6.50	05/15/29	71,000	60,248
Sabre GLBL, Inc.(1)	7.38	09/01/25	90,000	80,078
Sabre GLBL, Inc.(1)	9.25	04/15/25	70,000	64,645
Sabre GLBL, Inc.(1)	11.25	12/15/27	35,000	30,778
Upbound Group, Inc.(1)	6.38	02/15/29	40,000	35,161
				270,910
DISTRIBUTION/WHOLESALE – 0.1%
G-III Apparel Group Ltd.(1)	7.88	08/15/25	28,000	26,376

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 0.1%
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	$35,000	$20,311

ENTERTAINMENT – 18.8%
Affinity Interactive(1)	6.88	12/15/27	50,000	45,023
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	72,000	52,268
Boyne USA, Inc.(1)	4.75	05/15/29	62,000	56,216
Caesars Entertainment, Inc.(1)	4.63	10/15/29	100,000	87,820
Caesars Entertainment, Inc.(1)	6.25	07/01/25	297,000	297,630
Caesars Entertainment, Inc.(1)	7.00	02/15/30	183,000	184,798
Caesars Entertainment, Inc.(1)	8.13	07/01/27	146,000	149,098
Caesars Resort Collection LLC/CRC FinCo., Inc.(1)	5.75	07/01/25	84,000	84,769
CCM Merger, Inc.(1)	6.38	05/01/26	2,000	1,957
CDI Escrow Issuer, Inc.(1)	5.75	04/01/30	122,000	117,745
Cedar Fair LP	5.25	07/15/29	50,000	46,557
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	5.38	04/15/27	50,000	47,949
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(1)	5.50	05/01/25	80,000	79,857
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	6.50	10/01/28	22,000	21,757
Churchill Downs, Inc.(1)	4.75	01/15/28	50,000	47,407
Churchill Downs, Inc.(1)	5.50	04/01/27	51,000	49,799
Churchill Downs, Inc.(1)	6.75	05/01/31	50,000	50,390
Cinemark USA, Inc.(1)	5.25	07/15/28	71,000	63,380
Cinemark USA, Inc.(1)	5.88	03/15/26	45,000	43,042
Cinemark USA, Inc.(1)	8.75	05/01/25	12,000	12,256
Empire Resorts, Inc.(1)	7.75	11/01/26	3,000	2,486
Everi Holdings, Inc.(1)	5.00	07/15/29	29,000	25,874
International Game Technology PLC(1)	4.13	04/15/26	65,000	62,462
International Game Technology PLC(1)	5.25	01/15/29	25,000	24,001
International Game Technology PLC(1)	6.25	01/15/27	75,000	76,120
International Game Technology PLC(1)	6.50	02/15/25	75,000	76,018
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	50,000	43,545
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	50,000	44,875
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	83,000	76,978
Live Nation Entertainment, Inc.(1)	4.88	11/01/24	51,000	50,425
Live Nation Entertainment, Inc.(1)	5.63	03/15/26	22,000	21,432
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	97,000	98,220
Merlin Entertainments Ltd.(1)	5.75	06/15/26	73,000	69,428
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	72,000	64,509
Mohegan Tribal Gaming Authority(1)	8.00	02/01/26	101,000	90,502
Odeon FinCo. PLC(1)	12.75	11/01/27	50,000	47,688
Penn Entertainment, Inc.(1)	4.13	07/01/29	67,000	56,505
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	67,000	48,655
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	67,000	47,463
Raptor Acquisition Corp./Raptor Co.-Issuer LLC(1)	4.88	11/01/26	3,000	2,808
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	72,000	57,855
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	50,000	39,174

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 18.8% (Continued)
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	$73,000	$64,833
Scientific Games International, Inc.(1)	7.00	05/15/28	52,000	51,939
Scientific Games International, Inc.(1)	7.25	11/15/29	49,000	49,071
Scientific Games International, Inc.(1)	8.63	07/01/25	51,000	52,210
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	67,000	60,362
Six Flags Entertainment Corp.(1)	4.88	07/31/24	78,000	78,049
Six Flags Entertainment Corp.(1)	5.50	04/15/27	50,000	47,830
Six Flags Theme Parks, Inc.(1)	7.00	07/01/25	28,000	28,380
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	28,000	26,024
Universal Entertainment Corp.(1)	8.50	12/11/24	72,000	67,925
Vail Resorts, Inc.(1)	6.25	05/15/25	50,000	50,434
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	72,000	66,359
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	50,000	51,261
				3,361,418
HOME BUILDERS – 0.5%
Forestar Group, Inc.(1)	3.85	05/15/26	53,000	49,076
Thor Industries, Inc.(1)	4.00	10/15/29	50,000	41,062
Winnebago Industries, Inc.(1)	6.25	07/15/28	3,000	2,906
				93,044
INTERNET – 1.4%
GrubHub Holdings, Inc.(1)	5.50	07/01/27	50,000	36,565
Photo Holdings Merger Sub, Inc.(1)	8.50	10/01/26	77,000	33,016
Rakuten Group, Inc.(1),(2)	5.13	-	70,000	45,722
Rakuten Group, Inc.(1),(2)	6.25	-	100,000	58,143
Rakuten Group, Inc.(1)	10.25	11/30/24	76,000	74,906
				248,352
LEISURE TIME – 15.9%
Carnival Corp.(1)	4.00	08/01/28	202,000	175,312
Carnival Corp.(1)	5.75	03/01/27	288,000	237,341
Carnival Corp.(1)	6.00	05/01/29	182,000	143,015
Carnival Corp.(1)	7.63	03/01/26	127,000	116,265
Carnival Corp.(1)	9.88	08/01/27	83,000	85,181
Carnival Corp.(1)	10.50	02/01/26	73,000	76,282
Carnival Corp.(1)	10.50	06/01/30	95,000	90,239
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	180,000	193,697
Constellation Merger Sub, Inc.(1)	8.50	09/15/25	35,000	27,690
Life Time, Inc.(1)	5.75	01/15/26	78,000	76,243
Life Time, Inc.(1)	8.00	04/15/26	50,000	49,767
Lindblad Expeditions Holdings, Inc.(1)	9.00	05/15/28	50,000	50,199
Lindblad Expeditions LLC(1)	6.75	02/15/27	3,000	2,823
NCL Corp. Ltd.(1)	3.63	12/15/24	34,000	31,914
NCL Corp. Ltd.(1)	5.88	03/15/26	122,000	105,219
NCL Corp. Ltd.(1)	5.88	02/15/27	90,000	84,981
NCL Corp. Ltd.(1)	7.75	02/15/29	65,000	55,097
NCL Corp. Ltd.(1)	8.38	02/01/28	71,000	71,498
NCL Finance Ltd.(1)	6.13	03/15/28	22,000	17,786

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 15.9% (Continued)
Royal Caribbean Cruises Ltd.	3.70	03/15/28	$50,000	$40,675
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	50,000	44,799
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	102,000	90,655
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	100,000	91,766
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	122,000	107,694
Royal Caribbean Cruises Ltd.(1)	7.25	01/15/30	50,000	50,186
Royal Caribbean Cruises Ltd.	7.50	10/15/27	2,000	1,895
Royal Caribbean Cruises Ltd.(1)	8.25	01/15/29	40,000	42,157
Royal Caribbean Cruises Ltd.(1)	9.25	01/15/29	145,000	154,827
Royal Caribbean Cruises Ltd.(1)	11.50	06/01/25	148,000	157,265
Royal Caribbean Cruises Ltd.(1)	11.63	08/15/27	100,000	106,478
Viking Cruises Ltd.(1)	5.88	09/15/27	110,000	94,499
Viking Cruises Ltd.(1)	7.00	02/15/29	50,000	42,297
Viking Cruises Ltd.(1)	13.00	05/15/25	58,000	61,122
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	22,000	18,614
VOC Escrow Ltd.(1)	5.00	02/15/28	50,000	44,519
				2,839,997
LODGING – 11.7%
Boyd Gaming Corp.	4.75	12/01/27	90,000	86,939
Boyd Gaming Corp.(1)	4.75	06/15/31	78,000	71,486
Full House Resorts, Inc.(1)	8.25	02/15/28	33,000	30,422
Genting New York LLC/GENNY Capital, Inc.(1)	3.30	02/15/26	50,000	45,477
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	122,000	104,226
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	75,000	67,681
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	102,000	90,308
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	90,000	85,528
Hilton Domestic Operating Co., Inc.(1)	5.38	05/01/25	40,000	39,977
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	47,000	46,947
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	4.88	07/01/31	50,000	43,789
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	5.00	06/01/29	73,000	66,143
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	50,000	49,388
Las Vegas Sands Corp.	2.90	06/25/25	45,000	42,660
Las Vegas Sands Corp.	3.20	08/08/24	150,000	145,317
Las Vegas Sands Corp.	3.50	08/18/26	90,000	84,659
Las Vegas Sands Corp.	3.90	08/08/29	67,000	61,199
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	72,000	62,935
MGM Resorts International	4.63	09/01/26	50,000	47,884
MGM Resorts International	4.75	10/15/28	50,000	46,804
MGM Resorts International	5.50	04/15/27	83,000	81,304
MGM Resorts International	5.75	06/15/25	50,000	49,928
MGM Resorts International	6.75	05/01/25	52,000	52,553
Station Casinos LLC(1)	4.50	02/15/28	66,000	60,761
Station Casinos LLC(1)	4.63	12/01/31	40,000	34,287
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(1)	5.88	05/15/25	2,000	1,942
Travel + Leisure Co.(1)	4.50	12/01/29	50,000	43,675
Travel + Leisure Co.(1)	4.63	03/01/30	22,000	19,001

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 11.7% (Continued)
Travel + Leisure Co.(1)	6.63	07/31/26	$162,000	$161,828
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	50,000	46,541
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	83,000	79,921
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.50	03/01/25	152,000	150,074
				2,101,584
MISCELLANEOUS MANUFACTURER – 0.3%
Gates Global LLC/Gates Corp.(1)	6.25	01/15/26	50,000	49,563

REAL ESTATE – 3.4%
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	61,000	57,005
Five Point Operating Co. LP/Five Point Capital Corp.(1)	7.88	11/15/25	61,000	55,148
Greystar Real Estate Partners LLC(1)	5.75	12/01/25	56,000	54,835
Howard Hughes Corp.(1)	4.13	02/01/29	52,000	43,784
Howard Hughes Corp.(1)	4.38	02/01/31	50,000	40,564
Howard Hughes Corp.(1)	5.38	08/01/28	77,000	69,605
Hunt Cos, Inc.(1)	5.25	04/15/29	51,000	39,371
Kennedy-Wilson, Inc.	4.75	03/01/29	34,000	27,198
Kennedy-Wilson, Inc.	4.75	02/01/30	128,000	99,203
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	95,000	67,817
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	83,000	61,719
				616,249
RETAIL – 15.9%
Abercrombie & Fitch Management Co.(1)	8.75	07/15/25	28,000	28,454
Academy Ltd.(1)	6.00	11/15/27	28,000	27,535
Asbury Automotive Group, Inc.	4.50	03/01/28	50,000	45,479
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	100,000	89,120
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	51,000	43,993
At Home Group, Inc.(1)	4.88	07/15/28	22,000	14,311
At Home Group, Inc.(1)	7.13	07/15/29	50,000	28,045
Bath & Body Works, Inc.	5.25	02/01/28	77,000	73,723
Bath & Body Works, Inc.(1)	6.63	10/01/30	77,000	74,005
Bath & Body Works, Inc.	6.75	07/01/36	50,000	44,570
Bath & Body Works, Inc.	6.88	11/01/35	95,000	86,113
Bath & Body Works, Inc.	6.95	03/01/33	40,000	35,333
Bath & Body Works, Inc.	7.50	06/15/29	50,000	50,863
Carvana Co.(1)	4.88	09/01/29	51,000	20,597
Carvana Co.(1)	5.50	04/15/27	65,000	28,050
Carvana Co.(1)	5.63	10/01/25	30,000	19,217
Carvana Co.(1)	5.88	10/01/28	31,000	12,892
Carvana Co.(1)	10.25	05/01/30	270,000	148,292
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	50,000	50,114
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	78,000	68,365
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	122,000	98,941
Foot Locker, Inc.(1)	4.00	10/01/29	34,000	28,799
Gap, Inc.(1)	3.63	10/01/29	67,000	47,511
Gap, Inc.(1)	3.88	10/01/31	67,000	46,879

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 15.9% (Continued)
Group 1 Automotive, Inc.(1)	4.00	08/15/28	$72,000	$63,961
Guitar Center, Inc.(1)	8.50	01/15/26	50,000	44,291
Ken Garff Automotive LLC(1)	4.88	09/15/28	3,000	2,623
Kohl’s Corp.	4.25	07/17/25	25,000	23,393
Kohl’s Corp.	4.63	05/01/31	42,000	28,689
Kohl’s Corp.	5.55	07/17/45	44,000	25,689
LCM Investments Holdings II LLC(1)	4.88	05/01/29	95,000	81,084
Lithia Motors, Inc.(1)	3.88	06/01/29	97,000	84,102
Lithia Motors, Inc.(1)	4.38	01/15/31	50,000	42,986
Lithia Motors, Inc.(1)	4.63	12/15/27	10,000	9,337
LSF9 Atlantis Holdings LLC/Victra Finance Corp.(1)	7.75	02/15/26	78,000	73,213
Macy’s Retail Holdings LLC	4.50	12/15/34	40,000	28,731
Macy’s Retail Holdings LLC	5.13	01/15/42	23,000	15,166
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	75,000	68,770
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	50,000	43,818
Michaels Cos, Inc.(1)	5.25	05/01/28	83,000	68,458
Michaels Cos, Inc.(1)	7.88	05/01/29	107,000	71,825
NMG Holding Co., Inc./Neiman Marcus Group LLC(1)	7.13	04/01/26	100,000	93,027
Nordstrom, Inc.	4.00	03/15/27	66,000	56,802
Nordstrom, Inc.	4.25	08/01/31	40,000	29,749
Nordstrom, Inc.	4.38	04/01/30	22,000	17,235
Nordstrom, Inc.	5.00	01/15/44	84,000	52,634
Nordstrom, Inc.	6.95	03/15/28	28,000	27,055
Penske Automotive Group, Inc.	3.50	09/01/25	50,000	47,835
Penske Automotive Group, Inc.	3.75	06/15/29	50,000	43,544
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	102,000	96,523
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	100,000	98,704
QVC, Inc.	4.38	09/01/28	50,000	24,667
QVC, Inc.	4.45	02/15/25	50,000	36,812
QVC, Inc.	4.75	02/15/27	83,000	42,018
QVC, Inc.	5.45	08/15/34	28,000	12,071
QVC, Inc.	5.95	03/15/43	22,000	9,155
Sally Holdings LLC/Sally Capital, Inc.	5.63	12/01/25	52,000	51,425
Sonic Automotive, Inc.(1)	4.63	11/15/29	50,000	42,002
Sonic Automotive, Inc.(1)	4.88	11/15/31	50,000	40,424
Victoria’s Secret & Co.(1)	4.63	07/15/29	50,000	40,490
				2,849,509
SOFTWARE – 0.2%
CWT Travel Group, Inc.(1)	8.50	11/19/26	61,000	43,316

TEXTILES – 0.3%
Eagle Intermediate Global Holding BV/Eagle US Finance LLC(1)	7.50	05/01/25	71,000	46,061

TOTAL CORPORATE BONDS (Cost - $17,526,808)				17,403,050

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 1.3%
GOVERNMENT OBLIGATIONS – 0.7%
U.S. Treasury Bill	ZCP	07/11/23	$125,000	$123,801

TIME DEPOSITS – 0.6%
JP Morgan Chase, New York	4.18	05/01/23	112,884	112,884
TOTAL SHORT-TERM INVESTMENTS (Cost - $236,738)				236,685

TOTAL INVESTMENTS – 98.5% (Cost - $17,763,546)				$17,639,735
OTHER ASSETS LESS LIABILITIES – 1.5%				260,566
NET ASSETS – 100.0%				$17,900,301

ZCP Indicates a zero coupon rate.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2023, amounts to $12,583,767 and represents 70.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.4%
AGRICULTURE – 2.8%
Darling Ingredients, Inc.(1)	5.25	04/15/27	$38,000	$37,292
Darling Ingredients, Inc.(1)	6.00	06/15/30	62,000	61,392
Turning Point Brands, Inc.(1)	5.63	02/15/26	20,000	18,391
Vector Group Ltd.(1)	5.75	02/01/29	60,000	53,732
Vector Group Ltd.(1)	10.50	11/01/26	39,000	39,317
				210,124
BEVERAGES – 1.0%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	47,000	41,493
Triton Water Holdings, Inc.(1)	6.25	04/01/29	42,000	35,318
				76,811
BUILDING MATERIALS – 0.3%
Victors Merger Corp.(1)	6.38	05/15/29	39,000	23,750

CHEMICALS – 1.0%
Cerdia Finanz GmbH(1)	10.50	02/15/27	40,000	38,100
Diamond BC BV(1)	4.63	10/01/29	38,000	37,371
				75,471
COMMERCIAL SERVICES – 0.3%
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.(1)	5.00	02/01/26	22,000	19,931

COSMETICS/PERSONAL CARE – 3.0%
Coty, Inc.(1)	5.00	04/15/26	60,000	58,654
Coty, Inc.(1)	6.50	04/15/26	30,000	29,962
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	35,000	32,895
Edgewell Personal Care Co.(1)	4.13	04/01/29	38,000	33,701
Edgewell Personal Care Co.(1)	5.50	06/01/28	42,000	40,255
Oriflame Investment Holding PLC(1)	5.13	05/04/26	40,000	23,920
				219,387
ELECTRIC – 26.3%
Algonquin Power & Utilities Corp.	4.75	01/18/82	47,000	38,065
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	27,000	24,662
Calpine Corp.(1)	3.75	03/01/31	61,000	52,103
Calpine Corp.(1)	4.50	02/15/28	81,000	75,565
Calpine Corp.(1)	4.63	02/01/29	40,000	34,804
Calpine Corp.(1)	5.00	02/01/31	60,000	50,616
Calpine Corp.(1)	5.13	03/15/28	100,000	92,501
Calpine Corp.(1)	5.25	06/01/26	27,000	26,298
Clearway Energy Operating LLC(1)	3.75	02/15/31	60,000	51,413
Clearway Energy Operating LLC(1)	3.75	01/15/32	21,000	17,637
Clearway Energy Operating LLC(1)	4.75	03/15/28	60,000	56,970
DPL, Inc.	4.13	07/01/25	37,000	35,614
DPL, Inc.	4.35	04/15/29	17,000	15,340
Drax FinCo. PLC(1)	6.63	11/01/25	38,000	37,105
Edison International	8.13	06/15/53	35,000	36,094

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 26.3% (Continued)
Emera, Inc.	6.75	06/15/76	$80,000	$76,493
FirstEnergy Corp.	1.60	01/15/26	25,000	22,992
FirstEnergy Corp.	2.05	03/01/25	15,000	14,208
FirstEnergy Corp.	2.25	09/01/30	25,000	20,658
FirstEnergy Corp.	2.65	03/01/30	40,000	34,590
FirstEnergy Corp.	3.40	03/01/50	60,000	42,114
FirstEnergy Corp.	4.15	07/15/27	102,000	99,341
FirstEnergy Corp.	5.10	07/15/47	42,000	38,811
FirstEnergy Corp.	7.38	11/15/31	40,000	45,555
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	21,000	18,921
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	38,000	35,635
NextEra Energy Operating Partners LP(1)	4.25	07/15/24	42,000	41,436
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	39,000	36,724
NRG Energy, Inc.(1)	3.38	02/15/29	41,000	34,756
NRG Energy, Inc.(1)	3.63	02/15/31	62,000	50,278
NRG Energy, Inc.(1)	3.88	02/15/32	75,000	60,655
NRG Energy, Inc.(1)	5.25	06/15/29	42,000	38,790
NRG Energy, Inc.	5.75	01/15/28	85,000	82,978
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	41,000	38,180
PG&E Corp.	5.00	07/01/28	67,000	63,135
PG&E Corp.	5.25	07/01/30	67,000	61,816
TransAlta Corp.	6.50	03/15/40	20,000	18,711
TransAlta Corp.	7.75	11/15/29	27,000	28,385
Vistra Operations Co. LLC(1)	4.38	05/01/29	81,000	72,492
Vistra Operations Co. LLC(1)	5.00	07/31/27	82,000	78,058
Vistra Operations Co. LLC(1)	5.50	09/01/26	77,000	75,571
Vistra Operations Co. LLC(1)	5.63	02/15/27	82,000	80,108
				1,956,178
ELECTRICAL COMPONENTS & EQUIPMENT – 1.4%
Energizer Holdings, Inc.(1)	4.38	03/31/29	58,000	50,769
Energizer Holdings, Inc.(1)	4.75	06/15/28	40,000	36,018
Energizer Holdings, Inc.(1)	6.50	12/31/27	15,000	14,647
				101,434
ENERGY-ALTERNATE SOURCES – 2.0%
Sunnova Energy Corp.(1)	5.88	09/01/26	27,000	24,506
TerraForm Power Operating LLC(1)	4.75	01/15/30	42,000	39,001
TerraForm Power Operating LLC(1)	5.00	01/31/28	47,000	45,054
Topaz Solar Farms LLC(1)	5.75	09/30/39	39,248	38,753
				147,314
FOOD – 24.6%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	58,000	54,614
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	98,000	86,933
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	98,000	94,877
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	62,000	57,898
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	42,000	41,631
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	40,000	40,542
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	7.50	03/15/26	40,000	41,353

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 24.6% (Continued)
Aragvi Finance International DAC(1)	8.45	04/29/26	$38,000	$26,220
B&G Foods, Inc.	5.25	04/01/25	61,000	57,702
B&G Foods, Inc.	5.25	09/15/27	39,000	34,211
C&S Group Enterprises LLC(1)	5.00	12/15/28	22,000	17,388
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	22,000	20,208
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.50	04/15/25	39,000	38,283
FAGE International SA/FAGE USA Dairy Industry, Inc.(1)	5.63	08/15/26	20,000	18,700
H-Food Holdings LLC/Hearthside Finance Co., Inc.(1)	8.50	06/01/26	20,000	12,443
Ingles Markets, Inc.(1)	4.00	06/15/31	21,000	18,160
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	80,000	73,349
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	40,000	36,530
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	22,000	21,609
Performance Food Group, Inc.(1)	4.25	08/01/29	62,000	56,498
Performance Food Group, Inc.(1)	5.50	10/15/27	97,000	95,162
Pilgrim’s Pride Corp.	3.50	03/01/32	60,000	48,357
Pilgrim’s Pride Corp.	4.25	04/15/31	65,000	56,600
Pilgrim’s Pride Corp.(1)	5.88	09/30/27	60,000	59,770
Pilgrim’s Pride Corp.	6.25	07/01/33	55,000	54,475
Post Holdings, Inc.(1)	4.50	09/15/31	81,000	70,954
Post Holdings, Inc.(1)	4.63	04/15/30	98,000	88,603
Post Holdings, Inc.(1)	5.50	12/15/29	80,000	76,163
Post Holdings, Inc.(1)	5.63	01/15/28	62,000	60,668
Post Holdings, Inc.(1)	5.75	03/01/27	26,000	25,881
Safeway, Inc.	7.25	02/01/31	20,000	20,300
SEG Holding LLC/SEG Finance Corp.(1)	5.63	10/15/28	20,000	19,042
Sigma Holdco BV(1)	7.88	05/15/26	37,000	29,726
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	60,000	49,636
TreeHouse Foods, Inc.	4.00	09/01/28	33,000	29,236
United Natural Foods, Inc.(1)	6.75	10/15/28	38,000	36,104
US Foods, Inc.(1)	4.63	06/01/30	38,000	34,786
US Foods, Inc.(1)	4.75	02/15/29	55,000	51,210
US Foods, Inc.(1)	6.25	04/15/25	67,000	67,451
				1,823,273
GAS – 2.2%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.50	05/20/25	46,000	44,731
AmeriGas Partners LP/AmeriGas Finance Corp.	5.63	05/20/24	42,000	41,751
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	38,000	35,929
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	42,000	40,557
				162,968
HOME FURNISHINGS – 1.2%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	55,000	45,675
Tempur Sealy International, Inc.(1)	4.00	04/15/29	52,000	45,547
				91,222

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEHOLD PRODUCTS/WARES – 3.5%
ACCO Brands Corp.(1)	4.25	03/15/29	$40,000	$33,750
Central Garden & Pet Co.	4.13	10/15/30	38,000	32,613
Central Garden & Pet Co.(1)	4.13	04/30/31	22,000	18,556
Central Garden & Pet Co.	5.13	02/01/28	20,000	18,965
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	5.00	12/31/26	32,000	29,645
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	7.00	12/31/27	35,000	30,799
Spectrum Brands, Inc.(1)	3.88	03/15/31	33,000	27,098
Spectrum Brands, Inc.(1)	5.00	10/01/29	25,000	22,657
Spectrum Brands, Inc.(1)	5.50	07/15/30	20,000	18,450
Spectrum Brands, Inc.	5.75	07/15/25	28,000	27,780
				260,313
HOUSEWARES – 5.9%
American Greetings Corp.(1)	8.75	04/15/25	3,000	2,962
CD&R Smokey Buyer, Inc.(1)	6.75	07/15/25	47,000	41,477
Newell Brands, Inc.	4.70	04/01/26	133,000	127,153
Newell Brands, Inc.	4.88	06/01/25	33,000	32,159
Newell Brands, Inc.	5.88	04/01/36	27,000	22,953
Newell Brands, Inc.	6.00	04/01/46	45,000	35,100
Newell Brands, Inc.	6.38	09/15/27	34,000	33,575
Newell Brands, Inc.	6.63	09/15/29	33,000	32,660
Scotts Miracle-Gro Co.	4.00	04/01/31	25,000	20,223
Scotts Miracle-Gro Co.	4.38	02/01/32	30,000	24,275
Scotts Miracle-Gro Co.	4.50	10/15/29	50,000	43,341
SWF Escrow Issuer Corp.(1)	6.50	10/01/29	40,000	24,444
				440,322
LEISURE TIME – 0.8%
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	39,000	30,845
Vista Outdoor, Inc.(1)	4.50	03/15/29	38,000	29,941
				60,786
PHARMACEUTICALS – 1.8%
BellRing Brands, Inc.(1)	7.00	03/15/30	60,000	61,523
Herbalife Nutrition Ltd./HLF Financing, Inc.(1)	7.88	09/01/25	41,000	39,299
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	40,000	30,660
				131,482
RETAIL – 18.3%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	48,000	43,200
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	102,000	95,811
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	198,000	173,029
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	47,000	43,997
1011778 BC ULC/New Red Finance, Inc.(1)	5.75	04/15/25	33,000	33,108
99 Escrow Issuer, Inc.(1)	7.50	01/15/26	20,000	7,838
Arko Corp.(1)	5.13	11/15/29	27,000	21,902
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	20,000	18,061
Brinker International, Inc.(1)	5.00	10/01/24	21,000	20,582
Carrols Restaurant Group, Inc.(1)	5.88	07/01/29	20,000	16,573
CEC Entertainment LLC(1)	6.75	05/01/26	42,000	39,963

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 18.3% (Continued)
Dave & Buster’s, Inc.(1)	7.63	11/01/25	$27,000	$27,478
eG Global Finance PLC(1)	6.75	02/07/25	53,000	50,281
eG Global Finance PLC(1)	8.50	10/30/25	40,000	38,163
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	40,000	37,330
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	59,000	49,910
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	21,000	12,462
IRB Holding Corp.(1)	7.00	06/15/25	47,000	47,623
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	53,000	52,218
Marks & Spencer PLC(1)	7.13	12/01/37	20,000	18,738
Murphy Oil USA, Inc.(1)	3.75	02/15/31	27,000	23,126
Murphy Oil USA, Inc.	4.75	09/15/29	40,000	37,155
Murphy Oil USA, Inc.	5.63	05/01/27	20,000	19,735
Papa John’s International, Inc.(1)	3.88	09/15/29	22,000	19,029
Rite Aid Corp.(1)	8.00	11/15/26	80,000	43,358
Sizzling Platter LLC/Sizzling Platter Finance Corp.(1)	8.50	11/28/25	25,000	23,152
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	42,000	36,822
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	25,000	24,405
Yum! Brands, Inc.	3.63	03/15/31	68,000	60,153
Yum! Brands, Inc.	4.63	01/31/32	73,000	68,153
Yum! Brands, Inc.(1)	4.75	01/15/30	54,000	52,286
Yum! Brands, Inc.	5.35	11/01/43	30,000	26,563
Yum! Brands, Inc.	5.38	04/01/32	65,000	63,462
Yum! Brands, Inc.	6.88	11/15/37	10,000	10,696
				1,356,362
TOYS/GAMES/HOBBIES – 2.0%
Mattel, Inc.(1)	3.38	04/01/26	40,000	37,875
Mattel, Inc.(1)	3.75	04/01/29	40,000	36,147
Mattel, Inc.	5.45	11/01/41	20,000	17,804
Mattel, Inc.(1)	5.88	12/15/27	40,000	40,085
Mattel, Inc.	6.20	10/01/40	20,000	18,996
				150,907
TOTAL CORPORATE BONDS (Cost - $7,417,389)				7,308,035

SHORT-TERM INVESTMENTS – 0.6%
TIME DEPOSITS – 0.6%
JP Morgan Chase, New York	4.18	05/01/23	43,838	43,838
TOTAL SHORT-TERM INVESTMENTS (Cost - $43,838)				43,838

TOTAL INVESTMENTS – 99.0% (Cost - $7,461,227)				$7,351,873
OTHER ASSETS LESS LIABILITIES – 1.0%				73,740
NET ASSETS – 100.0%				$7,425,613

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2023, amounts to $5,271,367 and represents 71.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.3%
ADVERTISING – 1.2%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$25,000	$19,476
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	45,000	40,709
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	10,000	8,574
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	15,000	12,678
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	25,000	23,114
Stagwell Global LLC(1)	5.63	08/15/29	25,000	21,757
Summer BC Bidco B LLC(1)	5.50	10/31/26	10,000	8,401
				134,709
AEROSPACE/DEFENSE – 3.7%
Bombardier, Inc.(1)	6.00	02/15/28	30,000	28,486
Bombardier, Inc.(1)	7.13	06/15/26	25,000	24,948
Bombardier, Inc.(1)	7.50	03/15/25	11,000	11,015
Bombardier, Inc.(1)	7.50	02/01/29	25,000	24,616
Bombardier, Inc.(1)	7.88	04/15/27	50,000	49,910
Spirit AeroSystems, Inc.(1)	7.50	04/15/25	35,000	34,821
TransDigm, Inc.	4.63	01/15/29	25,000	22,656
TransDigm, Inc.	4.88	05/01/29	20,000	18,198
TransDigm, Inc.	5.50	11/15/27	50,000	48,063
TransDigm, Inc.(1)	6.25	03/15/26	70,000	70,440
TransDigm, Inc.	6.38	06/15/26	15,000	15,001
TransDigm, Inc.(1)	6.75	08/15/28	25,000	25,420
TransDigm, Inc.	7.50	03/15/27	25,000	25,160
Triumph Group, Inc.(1)	9.00	03/15/28	30,000	30,449
				429,183
AIRLINES – 1.1%
American Airlines, Inc.(1)	11.75	07/15/25	75,000	82,594
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(1)	5.75	01/20/26	35,000	32,640
United Airlines Holdings, Inc.	4.88	01/15/25	10,000	9,844
				125,078
APPAREL – 0.4%
Crocs, Inc.(1)	4.13	08/15/31	15,000	12,680
Hanesbrands, Inc.(1)	4.88	05/15/26	20,000	18,872
Hanesbrands, Inc.(1)	9.00	02/15/31	15,000	15,372
				46,924
AUTO MANUFACTURERS – 0.8%
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	10,000	8,658
Jaguar Land Rover Automotive PLC(1)	7.75	10/15/25	50,000	49,708
JB Poindexter & Co., Inc.(1)	7.13	04/15/26	15,000	14,494
Wabash National Corp.(1)	4.50	10/15/28	20,000	17,427
				90,287

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 1.7%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	$25,000	$24,065
American Axle & Manufacturing, Inc.	5.00	10/01/29	20,000	16,625
American Axle & Manufacturing, Inc.	6.50	04/01/27	15,000	13,923
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	30,000	29,895
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	20,000	20,101
Goodyear Tire & Rubber Co.	4.88	03/15/27	10,000	9,460
Goodyear Tire & Rubber Co.	5.00	05/31/26	25,000	24,319
Goodyear Tire & Rubber Co.	5.25	04/30/31	15,000	13,025
Goodyear Tire & Rubber Co.	5.25	07/15/31	20,000	17,268
Goodyear Tire & Rubber Co.	5.63	04/30/33	10,000	8,665
Goodyear Tire & Rubber Co.	9.50	05/31/25	25,000	25,631
				202,977
BANKS – 0.4%
Freedom Mortgage Corp.(1)	6.63	01/15/27	20,000	16,221
Freedom Mortgage Corp.(1)	7.63	05/01/26	25,000	21,408
Freedom Mortgage Corp.(1)	8.13	11/15/24	15,000	14,466
				52,095
BEVERAGES – 0.2%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	30,000	26,485

BIOTECHNOLOGY – 0.1%
Grifols Escrow Issuer SA(1)	4.75	10/15/28	20,000	16,057

BUILDING MATERIALS – 0.9%
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	20,000	18,975
Eco Material Technologies, Inc.(1)	7.88	01/31/27	15,000	14,419
Griffon Corp.	5.75	03/01/28	30,000	27,712
JELD-WEN, Inc.(1)	4.63	12/15/25	10,000	9,665
JELD-WEN, Inc.(1)	4.88	12/15/27	10,000	8,764
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	5,000	4,206
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	15,000	13,441
PGT Innovations, Inc.(1)	4.38	10/01/29	5,000	4,538
				101,720
CHEMICALS – 2.7%
ASP Unifrax Holdings, Inc.(1)	5.25	09/30/28	25,000	20,625
Axalta Coating Systems LLC(1)	3.38	02/15/29	15,000	12,985
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	15,000	14,505
Cerdia Finanz GmbH(1)	10.50	02/15/27	20,000	19,050
Cornerstone Chemical Co.(1)	10.25	09/01/27	10,000	8,913
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	15,000	13,558
Diamond BC BV(1)	4.63	10/01/29	15,000	14,752
Mativ Holdings, Inc.(1)	6.88	10/01/26	10,000	9,127
Olympus Water US Holding Corp.(1)	4.25	10/01/28	20,000	17,080
Rain CII Carbon LLC/CII Carbon Corp.(1)	7.25	04/01/25	20,000	19,405
Rayonier AM Products, Inc.(1)	7.63	01/15/26	10,000	8,911
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	30,000	27,040
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	20,000	18,431

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 2.7% (Continued)
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	$15,000	$12,785
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.13	04/01/29	15,000	9,314
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.38	09/01/25	10,000	8,392
Tronox, Inc.(1)	4.63	03/15/29	30,000	24,933
Valvoline, Inc.(1)	3.63	06/15/31	10,000	8,324
Valvoline, Inc.(1)	4.25	02/15/30	15,000	14,719
WR Grace Holdings LLC(1)	5.63	08/15/29	30,000	25,906
				308,755
COMMERCIAL SERVICES – 5.5%
Albion Financing 2Sarl(1)	8.75	04/15/27	15,000	13,109
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.63	07/15/26	50,000	48,265
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	45,000	39,139
APi Group DE, Inc.(1)	4.13	07/15/29	15,000	12,993
APX Group, Inc.(1)	5.75	07/15/29	20,000	17,889
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	25,000	22,702
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	25,000	23,720
Carriage Services, Inc.(1)	4.25	05/15/29	10,000	8,298
CoreLogic, Inc.(1)	4.50	05/01/28	20,000	16,371
Garda World Security Corp.(1)	4.63	02/15/27	15,000	13,799
Herc Holdings, Inc.(1)	5.50	07/15/27	35,000	33,482
Hertz Corp.(1)	4.63	12/01/26	15,000	13,525
Hertz Corp.(1)	5.00	12/01/29	25,000	20,476
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.(1)	5.00	02/01/26	10,000	9,060
MoneyGram International, Inc.(1)	5.38	08/01/26	10,000	9,963
MPH Acquisition Holdings LLC(1)	5.50	09/01/28	25,000	19,136
Neptune Bidco US, Inc.(1)	9.29	04/15/29	50,000	47,109
NESCO Holdings II, Inc.(1)	5.50	04/15/29	35,000	31,657
Nielsen Finance LLC/Nielsen Finance Co.(1)	4.75	07/15/31	25,000	11,669
Nielsen Finance LLC/Nielsen Finance Co.(1)	5.63	10/01/28	30,000	12,219
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	20,000	15,650
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	35,000	32,816
PROG Holdings, Inc.(1)	6.00	11/15/29	20,000	18,019
Sabre GLBL, Inc.(1)	7.38	09/01/25	25,000	22,244
Sabre GLBL, Inc.(1)	9.25	04/15/25	20,000	18,470
Sotheby’s(1)	7.38	10/15/27	30,000	28,169
StoneMor, Inc.(1)	8.50	05/15/29	10,000	8,270
Upbound Group, Inc.(1)	6.38	02/15/29	5,000	4,395
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	25,000	23,464
Williams Scotsman International, Inc.(1)	4.63	08/15/28	15,000	13,788
Williams Scotsman International, Inc.(1)	6.13	06/15/25	10,000	9,963
WW International, Inc.(1)	4.50	04/15/29	15,000	9,587
ZipRecruiter, Inc.(1)	5.00	01/15/30	15,000	13,116
				642,532

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 0.7%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	$15,000	$12,343
NCR Corp.(1)	5.00	10/01/28	25,000	21,831
NCR Corp.(1)	5.13	04/15/29	40,000	34,644
NCR Corp.(1)	5.25	10/01/30	15,000	12,626
				81,444
COSMETICS/PERSONAL CARE – 0.3%
Coty, Inc.(1)	6.50	04/15/26	20,000	19,975
Oriflame Investment Holding PLC(1)	5.13	05/04/26	15,000	8,970
				28,945
DISTRIBUTION/WHOLESALE – 0.5%
G-III Apparel Group Ltd.(1)	7.88	08/15/25	10,000	9,420
H&E Equipment Services, Inc.(1)	3.88	12/15/28	30,000	26,029
Ritchie Bros Holdings, Inc.(1)	7.75	03/15/31	20,000	21,275
				56,724
DIVERSIFIED FINANCIAL SERVICES – 2.1%
AG Issuer LLC(1)	6.25	03/01/28	15,000	13,958
Castlelake Aviation Finance DAC(1)	5.00	04/15/27	10,000	8,854
Coinbase Global, Inc.(1)	3.38	10/01/28	25,000	15,125
Coinbase Global, Inc.(1)	3.63	10/01/31	25,000	13,993
Enova International, Inc.(1)	8.50	09/15/25	20,000	19,211
LFS Topco LLC(1)	5.88	10/15/26	20,000	17,571
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	25,000	20,500
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	25,000	20,816
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	20,000	18,975
NFP Corp.(1)	4.88	08/15/28	15,000	13,667
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	10,000	9,301
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	35,000	28,795
PHH Mortgage Corp.(1)	7.88	03/15/26	10,000	8,997
VistaJet Malta Finance PLC/XO Management Holding, Inc.(1)	6.38	02/01/30	30,000	25,987
VistaJet Malta Finance PLC/XO Management Holding, Inc.(1)	7.88	05/01/27	10,000	9,510
				245,260
ELECTRIC – 0.5%
Calpine Corp.(1)	5.00	02/01/31	25,000	21,090
Calpine Corp.(1)	5.13	03/15/28	45,000	41,625
				62,715
ELECTRICAL COMPONENTS & EQUIPMENT – 0.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	25,000	21,883
Energizer Holdings, Inc.(1)	4.75	06/15/28	20,000	18,009
				39,892
ELECTRONICS – 0.3%
Coherent Corp.(1)	5.00	12/15/29	30,000	27,040
Likewize Corp.(1)	9.75	10/15/25	10,000	8,949
				35,989

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENERGY-ALTERNATE SOURCES – 0.2%
Enviva Partners LP/Enviva Partners Finance Corp.(1)	6.50	01/15/26	$20,000	$17,080
Sunnova Energy Corp.(1)	5.88	09/01/26	10,000	9,076
				26,156
ENGINEERING & CONSTRUCTION – 0.3%
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	6.00	02/01/26	10,000	9,410
HTA Group Ltd./Mauritius(1)	7.00	12/18/25	20,000	18,886
Promontoria Holding 264 BV(1)	7.88	03/01/27	10,000	10,121
				38,417
ENTERTAINMENT – 5.8%
Affinity Interactive(1)	6.88	12/15/27	5,000	4,502
Banijay Entertainment SASU(1)	5.38	03/01/25	10,000	9,762
Boyne USA, Inc.(1)	4.75	05/15/29	15,000	13,601
Caesars Entertainment, Inc.(1)	4.63	10/15/29	30,000	26,346
Caesars Entertainment, Inc.(1)	6.25	07/01/25	85,000	85,180
Caesars Entertainment, Inc.(1)	7.00	02/15/30	50,000	50,491
Caesars Entertainment, Inc.(1)	8.13	07/01/27	40,000	40,849
CDI Escrow Issuer, Inc.(1)	5.75	04/01/30	35,000	33,780
Cedar Fair LP	5.25	07/15/29	20,000	18,623
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	5.38	04/15/27	10,000	9,590
Churchill Downs, Inc.(1)	4.75	01/15/28	15,000	14,222
Churchill Downs, Inc.(1)	5.50	04/01/27	20,000	19,529
Cinemark USA, Inc.(1)	5.25	07/15/28	20,000	17,854
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	5,000	4,355
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	25,000	18,238
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	25,000	23,186
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	25,000	25,315
Merlin Entertainments Ltd.(1)	5.75	06/15/26	10,000	9,511
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	15,000	13,439
Mohegan Tribal Gaming Authority(1)	8.00	02/01/26	25,000	22,401
Penn Entertainment, Inc.(1)	5.63	01/15/27	25,000	23,792
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	35,000	25,417
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	25,000	22,203
Scientific Games International, Inc.(1)	7.00	05/15/28	25,000	24,971
Scientific Games International, Inc.(1)	7.25	11/15/29	20,000	20,029
Scientific Games International, Inc.(1)	8.63	07/01/25	10,000	10,237
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	15,000	13,514
Six Flags Entertainment Corp.(1)	4.88	07/31/24	25,000	25,016
Six Flags Entertainment Corp.(1)	5.50	04/15/27	10,000	9,566
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	20,000	18,433
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	15,000	15,378
				669,330
ENVIRONMENTAL CONTROL – 0.9%
Covanta Holding Corp.(1)	4.88	12/01/29	20,000	17,818
Covanta Holding Corp.	5.00	09/01/30	10,000	8,866
GFL Environmental, Inc.(1)	4.00	08/01/28	20,000	18,274
GFL Environmental, Inc.(1)	4.38	08/15/29	15,000	13,591

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 0.9% (Continued)
GFL Environmental, Inc.(1)	4.75	06/15/29	$20,000	$18,634
Harsco Corp.(1)	5.75	07/31/27	15,000	12,685
Madison IAQ LLC(1)	4.13	06/30/28	20,000	17,614
				107,482
FOOD – 2.3%
Aragvi Finance International DAC(1)	8.45	04/29/26	20,000	13,800
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	15,000	13,778
Performance Food Group, Inc.(1)	4.25	08/01/29	30,000	27,338
Performance Food Group, Inc.(1)	5.50	10/15/27	30,000	29,431
Post Holdings, Inc.(1)	4.50	09/15/31	24,000	21,023
Post Holdings, Inc.(1)	4.63	04/15/30	10,000	9,041
Post Holdings, Inc.(1)	5.50	12/15/29	55,000	52,362
Post Holdings, Inc.(1)	5.63	01/15/28	40,000	39,141
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	25,000	20,682
United Natural Foods, Inc.(1)	6.75	10/15/28	15,000	14,252
US Foods, Inc.(1)	4.63	06/01/30	15,000	13,731
US Foods, Inc.(1)	4.75	02/15/29	20,000	18,622
				273,201
FOOD SERVICE – 0.8%
Aramark Services, Inc.(1)	5.00	04/01/25	20,000	19,822
Aramark Services, Inc.(1)	5.00	02/01/28	25,000	23,843
Aramark Services, Inc.(1)	6.38	05/01/25	40,000	40,052
TKC Holdings, Inc.(1)	6.88	05/15/28	5,000	4,448
				88,165
FOREST PRODUCTS & PAPER – 0.2%
Mercer International, Inc.	5.13	02/01/29	25,000	20,904

GAS – 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.50	05/20/25	15,000	14,586
AmeriGas Partners LP/AmeriGas Finance Corp.	5.63	05/20/24	20,000	19,882
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	15,000	14,182
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	20,000	19,313
				67,963
HEALTHCARE-PRODUCTS – 1.3%
Medline Borrower LP(1)	3.88	04/01/29	100,000	87,585
Medline Borrower LP(1)	5.25	10/01/29	75,000	64,946
				152,531
HEALTHCARE-SERVICES – 5.9%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	10,000	9,476
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	10,000	9,666
Catalent Pharma Solutions, Inc.(1)	3.13	02/15/29	10,000	8,520
Catalent Pharma Solutions, Inc.(1)	3.50	04/01/30	20,000	16,977
Catalent Pharma Solutions, Inc.(1)	5.00	07/15/27	10,000	9,615

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 5.9% (Continued)
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	$30,000	$24,229
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	30,000	25,032
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	65,000	60,065
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	25,000	22,183
CHS/Community Health Systems, Inc.(1)	8.00	03/15/26	45,000	44,659
DaVita, Inc.(1)	3.75	02/15/31	35,000	28,216
DaVita, Inc.(1)	4.63	06/01/30	70,000	61,038
Encompass Health Corp.	4.50	02/01/28	25,000	23,606
Encompass Health Corp.	4.63	04/01/31	10,000	8,976
Encompass Health Corp.	4.75	02/01/30	25,000	23,085
Global Medical Response, Inc.(1)	6.50	10/01/25	20,000	12,321
HealthEquity, Inc.(1)	4.50	10/01/29	15,000	13,432
Legacy LifePoint Health LLC(1)	4.38	02/15/27	20,000	17,045
Legacy LifePoint Health LLC(1)	6.75	04/15/25	20,000	19,270
ModivCare Escrow Issuer, Inc.(1)	5.00	10/01/29	15,000	12,112
ModivCare, Inc.(1)	5.88	11/15/25	15,000	14,348
Prime Healthcare Services, Inc.(1)	7.25	11/01/25	20,000	18,076
RP Escrow Issuer LLC(1)	5.25	12/15/25	20,000	14,050
Select Medical Corp.(1)	6.25	08/15/26	30,000	29,416
Syneos Health, Inc.(1)	3.63	01/15/29	20,000	16,732
Tenet Healthcare Corp.	4.63	09/01/24	20,000	19,899
Tenet Healthcare Corp.	6.13	10/01/28	75,000	72,856
Tenet Healthcare Corp.	6.25	02/01/27	35,000	34,874
US Acute Care Solutions LLC(1)	6.38	03/01/26	15,000	13,404
				683,178
HOME BUILDERS – 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	10,000	8,360
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	15,000	12,444
Beazer Homes USA, Inc.	5.88	10/15/27	20,000	18,527
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	20,000	15,657
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	20,000	18,353
Thor Industries, Inc.(1)	4.00	10/15/29	10,000	8,212
				81,553
HOUSEHOLD PRODUCTS/WARES – 0.5%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	5.00	12/31/26	10,000	9,264
Spectrum Brands, Inc.(1)	3.88	03/15/31	25,000	20,528
Spectrum Brands, Inc.	5.75	07/15/25	25,000	24,804
				54,596
HOUSEWARES – 0.4%
CD&R Smokey Buyer, Inc.(1)	6.75	07/15/25	15,000	13,238
Scotts Miracle-Gro Co.	4.00	04/01/31	20,000	16,178
Scotts Miracle-Gro Co.	4.50	10/15/29	15,000	13,002
				42,418

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 0.9%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	$25,000	$20,949
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	4.25	10/15/27	25,000	22,914
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	6.75	04/15/28	25,000	24,996
AmWINS Group, Inc.(1)	4.88	06/30/29	25,000	22,708
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	15,000	15,192
				106,759
INTERNET – 2.2%
ANGI Group LLC(1)	3.88	08/15/28	15,000	11,756
Arches Buyer, Inc.(1)	4.25	06/01/28	35,000	30,161
Cablevision Lightpath LLC(1)	3.88	09/15/27	10,000	8,356
Cogent Communications Group, Inc.(1)	7.00	06/15/27	15,000	14,864
GrubHub Holdings, Inc.(1)	5.50	07/01/27	5,000	3,656
Millennium Escrow Corp.(1)	6.63	08/01/26	20,000	13,548
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	4.75	04/30/27	10,000	8,684
Rakuten Group, Inc.(1),(2)	6.25	-	40,000	23,257
TripAdvisor, Inc.(1)	7.00	07/15/25	10,000	10,074
Twitter, Inc.(1)	5.00	03/01/30	25,000	25,506
Uber Technologies, Inc.(1)	4.50	08/15/29	35,000	32,251
Uber Technologies, Inc.(1)	6.25	01/15/28	15,000	15,151
Uber Technologies, Inc.(1)	7.50	05/15/25	30,000	30,479
Uber Technologies, Inc.(1)	7.50	09/15/27	25,000	25,822
				253,565
INVESTMENT COMPANIES – 0.2%
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	30,000	27,030

IRON/STEEL – 0.5%
ATI, Inc.	4.88	10/01/29	10,000	9,228
ATI, Inc.	5.13	10/01/31	15,000	13,513
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	25,000	24,164
TMS International Corp./DE(1)	6.25	04/15/29	10,000	7,763
				54,668
LEISURE TIME – 4.5%
Carnival Corp.(1)	5.75	03/01/27	70,000	57,687
Carnival Corp.(1)	6.00	05/01/29	45,000	35,361
Carnival Corp.(1)	7.63	03/01/26	25,000	22,887
Carnival Corp.(1)	9.88	08/01/27	25,000	25,657
Carnival Corp.(1)	10.50	02/01/26	20,000	20,899
Carnival Corp.(1)	10.50	06/01/30	25,000	23,747
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	35,000	37,663
Life Time, Inc.(1)	5.75	01/15/26	25,000	24,437
Lindblad Expeditions LLC(1)	6.75	02/15/27	10,000	9,409
NCL Corp. Ltd.(1)	5.88	02/15/27	25,000	23,606
NCL Corp. Ltd.(1)	8.38	02/01/28	15,000	15,105
Royal Caribbean Cruises Ltd.	3.70	03/15/28	30,000	24,405
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	25,000	22,400
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	25,000	22,219

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 4.5% (Continued)
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	$25,000	$22,942
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	35,000	30,896
Royal Caribbean Cruises Ltd.(1)	7.25	01/15/30	15,000	15,056
Royal Caribbean Cruises Ltd.(1)	9.25	01/15/29	25,000	26,694
Royal Caribbean Cruises Ltd.(1)	11.63	08/15/27	15,000	15,972
Viking Cruises Ltd.(1)	13.00	05/15/25	20,000	21,077
VOC Escrow Ltd.(1)	5.00	02/15/28	25,000	22,259
				520,378
LODGING – 1.8%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	4.88	07/01/31	10,000	8,758
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	5.00	06/01/29	30,000	27,182
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	20,000	17,482
MGM Resorts International	4.63	09/01/26	15,000	14,365
MGM Resorts International	4.75	10/15/28	10,000	9,361
MGM Resorts International	5.50	04/15/27	10,000	9,796
MGM Resorts International	5.75	06/15/25	25,000	24,964
MGM Resorts International	6.75	05/01/25	10,000	10,106
Station Casinos LLC(1)	4.50	02/15/28	15,000	13,809
Station Casinos LLC(1)	4.63	12/01/31	10,000	8,572
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	15,000	14,444
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.50	03/01/25	50,000	49,366
				208,205
MACHINERY-CONSTRUCTION & MINING – 0.5%
Manitowoc Co., Inc.(1)	9.00	04/01/26	10,000	9,938
Terex Corp.(1)	5.00	05/15/29	25,000	23,282
Vertiv Group Corp.(1)	4.13	11/15/28	25,000	22,592
				55,812
MACHINERY-DIVERSIFIED – 0.9%
ATS Corp.(1)	4.13	12/15/28	10,000	8,965
Chart Industries, Inc.(1)	7.50	01/01/30	35,000	36,094
Chart Industries, Inc.(1)	9.50	01/01/31	15,000	15,899
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	45,000	42,120
				103,078
MEDIA – 7.6%
Altice Financing SA(1)	5.00	01/15/28	30,000	24,322
Altice Financing SA(1)	5.75	08/15/29	45,000	35,935
Cable One, Inc.(1)	4.00	11/15/30	15,000	12,211
CSC Holdings LLC(1)	3.38	02/15/31	25,000	17,203
CSC Holdings LLC(1)	4.13	12/01/30	30,000	21,566
CSC Holdings LLC(1)	4.50	11/15/31	40,000	28,062
CSC Holdings LLC(1)	5.38	02/01/28	25,000	20,538
CSC Holdings LLC(1)	5.50	04/15/27	30,000	25,692
CSC Holdings LLC(1)	6.50	02/01/29	40,000	33,443
CSC Holdings LLC(1)	11.25	05/15/28	25,000	24,939

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 7.6% (Continued)
Cumulus Media New Holdings, Inc.(1)	6.75	07/01/26	$10,000	$7,338
DISH DBS Corp.	5.13	06/01/29	40,000	18,486
DISH DBS Corp.(1)	5.25	12/01/26	50,000	38,285
DISH DBS Corp.(1)	5.75	12/01/28	50,000	35,639
DISH DBS Corp.	5.88	11/15/24	40,000	33,145
DISH DBS Corp.	7.38	07/01/28	15,000	7,531
DISH DBS Corp.	7.75	07/01/26	40,000	23,155
DISH Network Corp.(1)	11.75	11/15/27	65,000	61,474
GCI LLC(1)	4.75	10/15/28	20,000	17,118
Gray Escrow II, Inc.(1)	5.38	11/15/31	35,000	22,471
Gray Television, Inc.(1)	4.75	10/15/30	5,000	3,235
Gray Television, Inc.(1)	7.00	05/15/27	35,000	28,390
iHeartCommunications, Inc.(1)	4.75	01/15/28	5,000	3,899
iHeartCommunications, Inc.(1)	5.25	08/15/27	20,000	15,824
iHeartCommunications, Inc.	6.38	05/01/26	25,000	21,488
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	30,000	26,674
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	25,000	19,482
Scripps Escrow II, Inc.(1)	5.38	01/15/31	10,000	6,959
Scripps Escrow, Inc.(1)	5.88	07/15/27	20,000	14,369
Sinclair Television Group, Inc.(1)	5.13	02/15/27	15,000	12,896
Sinclair Television Group, Inc.(1)	5.50	03/01/30	5,000	3,868
Townsquare Media, Inc.(1)	6.88	02/01/26	10,000	9,334
Univision Communications, Inc.(1)	4.50	05/01/29	25,000	21,569
Univision Communications, Inc.(1)	5.13	02/15/25	40,000	39,438
Univision Communications, Inc.(1)	6.63	06/01/27	40,000	38,567
Univision Communications, Inc.(1)	7.38	06/30/30	15,000	14,408
UPC Holding BV(1)	5.50	01/15/28	10,000	8,962
Urban One, Inc.(1)	7.38	02/01/28	25,000	22,731
Virgin Media Finance PLC(1)	5.00	07/15/30	25,000	21,090
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	10,000	8,976
Ziggo Bond Co. BV(1)	6.00	01/15/27	40,000	37,998
				888,710
METAL FABRICATE/HARDWARE – 0.1%
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	10,000	9,083

MINING – 1.1%
Compass Minerals International, Inc.(1)	6.75	12/01/27	15,000	14,400
Constellium SE(1)	3.75	04/15/29	25,000	21,540
Eldorado Gold Corp.(1)	6.25	09/01/29	10,000	9,309
Hecla Mining Co.	7.25	02/15/28	10,000	10,013
Hudbay Minerals, Inc.(1)	4.50	04/01/26	15,000	13,983
Hudbay Minerals, Inc.(1)	6.13	04/01/29	20,000	18,725
Kaiser Aluminum Corp.(1)	4.50	06/01/31	15,000	11,906
Kaiser Aluminum Corp.(1)	4.63	03/01/28	15,000	13,260
New Gold, Inc.(1)	7.50	07/15/27	10,000	9,649
Taseko Mines Ltd.(1)	7.00	02/15/26	10,000	9,235
				132,020

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MISCELLANEOUS MANUFACTURERS – 0.2%
Gates Global LLC/Gates Corp.(1)	6.25	01/15/26	$15,000	$14,869
LSB Industries, Inc.(1)	6.25	10/15/28	15,000	13,215
				28,084
OFFICE/BUSINESS EQUIPMENT – 0.1%
Pitney Bowes, Inc.(1)	6.88	03/15/27	20,000	15,411

OIL & GAS – 6.6%
Aethon United BR LP/Aethon United Finance Corp.(1)	8.25	02/15/26	15,000	14,582
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	10,000	8,990
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	7.00	11/01/26	25,000	24,221
Baytex Energy Corp.(1)	8.75	04/01/27	15,000	15,453
Berry Petroleum Co. LLC(1)	7.00	02/15/26	15,000	14,285
California Resources Corp.(1)	7.13	02/01/26	15,000	15,168
Callon Petroleum Co.(1)	7.50	06/15/30	20,000	19,019
Callon Petroleum Co.(1)	8.00	08/01/28	20,000	19,755
Citgo Holding, Inc.(1)	9.25	08/01/24	35,000	35,302
CITGO Petroleum Corp.(1)	6.38	06/15/26	20,000	19,502
CITGO Petroleum Corp.(1)	7.00	06/15/25	30,000	29,895
Comstock Resources, Inc.(1)	5.88	01/15/30	25,000	21,486
Comstock Resources, Inc.(1)	6.75	03/01/29	35,000	31,724
Crescent Energy Finance LLC(1)	7.25	05/01/26	20,000	19,184
CVR Energy, Inc.(1)	5.25	02/15/25	30,000	29,043
Earthstone Energy Holdings LLC(1)	8.00	04/15/27	15,000	14,655
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	20,000	17,755
Energean PLC(1)	6.50	04/30/27	15,000	13,676
Gran Tierra Energy, Inc.(1)	7.75	05/23/27	15,000	11,355
Ithaca Energy North Sea PLC(1)	9.00	07/15/26	20,000	19,274
MEG Energy Corp.(1)	5.88	02/01/29	15,000	14,418
MEG Energy Corp.(1)	7.13	02/01/27	15,000	15,395
Moss Creek Resources Holdings, Inc.(1)	7.50	01/15/26	35,000	32,762
Nabors Industries, Inc.(1)	7.38	05/15/27	20,000	19,424
Noble Finance II LLC(1)	8.00	04/15/30	15,000	15,378
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	20,000	19,771
Permian Resources Operating LLC(1)	5.88	07/01/29	25,000	23,683
Permian Resources Operating LLC(1)	7.75	02/15/26	10,000	10,123
Precision Drilling Corp.(1)	6.88	01/15/29	5,000	4,592
ROCC Holdings LLC(1)	9.25	08/15/26	15,000	16,106
Rockcliff Energy II LLC(1)	5.50	10/15/29	20,000	18,106
SM Energy Co.	5.63	06/01/25	10,000	9,785
SM Energy Co.	6.50	07/15/28	10,000	9,485
SM Energy Co.	6.75	09/15/26	20,000	19,726
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	15,000	12,702
Talos Production, Inc.	12.00	01/15/26	15,000	15,877
Tap Rock Resources LLC(1)	7.00	10/01/26	15,000	14,427
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	25,000	25,506
Transocean, Inc.(1)	8.75	02/15/30	30,000	30,300
Vermilion Energy, Inc.(1)	6.88	05/01/30	20,000	18,579

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.6% (Continued)
Vital Energy, Inc.(1)	7.75	07/31/29	$10,000	$8,838
Vital Energy, Inc.	9.50	01/15/25	15,000	15,105
				764,412
OIL & GAS SERVICES – 1.4%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	35,000	33,642
CGG SA(1)	8.75	04/01/27	15,000	12,981
CSI Compressco LP/CSI Compressco Finance, Inc.(1)	7.50	04/01/25	10,000	9,668
Enerflex Ltd.(1)	9.00	10/15/27	20,000	19,953
Oceaneering International, Inc.	4.65	11/15/24	10,000	9,853
Oceaneering International, Inc.	6.00	02/01/28	10,000	9,513
USA Compression Partners LP/USA Compression Finance Corp.	6.88	04/01/26	10,000	9,905
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	20,000	19,491
Weatherford International Ltd.(1)	8.63	04/30/30	40,000	40,787
				165,793
PACKAGING & CONTAINERS – 2.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	30,000	24,470
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	10,000	9,825
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	20,000	16,674
LABL, Inc.(1)	5.88	11/01/28	25,000	23,109
LABL, Inc.(1)	6.75	07/15/26	10,000	9,921
Mauser Packaging Solutions Holding Co.(1)	7.88	08/15/26	60,000	60,919
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	35,000	35,171
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.(1)	4.38	10/15/28	20,000	17,631
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	20,000	18,025
Trivium Packaging Finance BV(1)	5.50	08/15/26	30,000	29,152
				244,897
PHARMACEUTICALS – 2.5%
AdaptHealth LLC(1)	4.63	08/01/29	15,000	12,169
AdaptHealth LLC(1)	5.13	03/01/30	20,000	16,568
Bausch Health Cos, Inc.(1)	4.88	06/01/28	40,000	26,390
Bausch Health Cos, Inc.(1)	5.50	11/01/25	50,000	43,649
Bausch Health Cos, Inc.(1)	6.13	02/01/27	25,000	18,041
Bausch Health Cos, Inc.(1)	11.00	09/30/28	40,000	32,450
BellRing Brands, Inc.(1)	7.00	03/15/30	10,000	10,254
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	15,000	13,709
Elanco Animal Health, Inc.	6.65	08/28/28	20,000	19,523
Herbalife Nutrition Ltd./HLF Financing, Inc.(1)	7.88	09/01/25	15,000	14,377
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	20,000	15,330
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	40,000	35,681
Owens & Minor, Inc.(1)	4.50	03/31/29	15,000	12,047
Owens & Minor, Inc.(1)	6.63	04/01/30	10,000	8,712
Prestige Brands, Inc.(1)	3.75	04/01/31	20,000	16,969
				295,869

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 2.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.63	12/15/25	$25,000	$25,104
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	25,000	25,274
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/01/25	25,000	24,502
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	15,000	14,782
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	40,000	39,956
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	20,000	19,354
Howard Midstream Energy Partners LLC(1)	6.75	01/15/27	15,000	14,013
ITT Holdings LLC(1)	6.50	08/01/29	35,000	29,095
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	7.50	02/01/26	60,000	57,588
Southeast Supply Header LLC(1)	4.25	06/15/24	10,000	9,450
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(1)	8.50	10/15/26	20,000	19,224
				278,342
REAL ESTATE – 0.9%
Five Point Operating Co. LP/Five Point Capital Corp.(1)	7.88	11/15/25	20,000	18,081
Hunt Cos, Inc.(1)	5.25	04/15/29	25,000	19,300
Kennedy-Wilson, Inc.	4.75	03/01/29	25,000	19,999
Kennedy-Wilson, Inc.	5.00	03/01/31	15,000	11,386
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	20,000	14,277
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	25,000	18,590
				101,633
REAL ESTATE INVESTMENT TRUST (REITS) – 2.5%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	4.88	05/15/29	20,000	17,318
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	5.88	10/01/28	20,000	18,468
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	7.50	06/01/25	20,000	20,124
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	15,000	13,521
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	30,000	28,238
Rithm Capital Corp.(1)	6.25	10/15/25	15,000	13,758
Service Properties Trust	3.95	01/15/28	25,000	19,606
Service Properties Trust	4.35	10/01/24	30,000	28,676
Service Properties Trust	4.38	02/15/30	10,000	7,452
Service Properties Trust	5.25	02/15/26	25,000	22,234
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	4.75	04/15/28	20,000	15,923
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	10.50	02/15/28	60,000	57,468
XHR LP(1)	4.88	06/01/29	20,000	17,376
XHR LP(1)	6.38	08/15/25	5,000	4,935
				285,097
RETAIL – 4.9%
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	75,000	65,541
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	20,000	18,722
Arko Corp.(1)	5.13	11/15/29	10,000	8,112
Bath & Body Works, Inc.	6.95	03/01/33	10,000	8,833
Brinker International, Inc.(1)	5.00	10/01/24	15,000	14,701
CEC Entertainment LLC(1)	6.75	05/01/26	20,000	19,030
Dave & Buster’s, Inc.(1)	7.63	11/01/25	15,000	15,266

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 4.9% (Continued)
eG Global Finance PLC(1)	6.75	02/07/25	$35,000	$33,204
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	15,000	15,034
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	15,000	13,999
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	25,000	21,148
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	30,000	26,294
IRB Holding Corp.(1)	7.00	06/15/25	20,000	20,265
Ken Garff Automotive LLC(1)	4.88	09/15/28	10,000	8,744
LCM Investments Holdings II LLC(1)	4.88	05/01/29	30,000	25,605
LSF9 Atlantis Holdings LLC/Victra Finance Corp.(1)	7.75	02/15/26	25,000	23,466
Michaels Cos, Inc.(1)	5.25	05/01/28	25,000	20,620
Papa John’s International, Inc.(1)	3.88	09/15/29	20,000	17,299
Patrick Industries, Inc.(1)	4.75	05/01/29	10,000	8,711
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	25,000	24,676
QVC, Inc.	4.45	02/15/25	15,000	11,044
QVC, Inc.	4.75	02/15/27	10,000	5,062
QVC, Inc.	4.85	04/01/24	15,000	12,886
QVC, Inc.	5.45	08/15/34	10,000	4,311
Sizzling Platter LLC/Sizzling Platter Finance Corp.(1)	8.50	11/28/25	10,000	9,261
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	6.38	09/30/26	20,000	18,176
SRS Distribution, Inc.(1)	4.63	07/01/28	20,000	17,635
Staples, Inc.(1)	7.50	04/15/26	50,000	42,224
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	20,000	17,535
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	10,000	9,762
Victoria’s Secret & Co.(1)	4.63	07/15/29	15,000	12,147
				569,313
SOFTWARE – 2.9%
Boxer Parent Co., Inc.(1)	7.13	10/02/25	10,000	9,982
Camelot Finance SA(1)	4.50	11/01/26	15,000	14,225
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	25,000	24,779
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	25,000	22,526
Cloud Software Group, Inc.(1)	6.50	03/31/29	100,000	90,173
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	25,000	21,902
Dun & Bradstreet Corp.(1)	5.00	12/15/29	15,000	13,185
Elastic NV(1)	4.13	07/15/29	25,000	21,653
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	10,000	8,419
MicroStrategy, Inc.(1)	6.13	06/15/28	15,000	13,573
Rackspace Technology Global, Inc.(1)	3.50	02/15/28	15,000	6,241
SS&C Technologies, Inc.(1)	5.50	09/30/27	50,000	48,463
Veritas US, Inc./Veritas Bermuda Ltd.(1)	7.50	09/01/25	45,000	34,191
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	15,000	12,948
				342,260
TELECOMMUNICATIONS – 8.1%
Altice France SA/France(1)	5.13	07/15/29	65,000	48,116
Altice France SA/France(1)	5.50	01/15/28	40,000	31,530
Altice France SA/France(1)	5.50	10/15/29	40,000	29,979
Altice France SA/France(1)	8.13	02/01/27	50,000	44,691
C&W Senior Financing DAC(1)	6.88	09/15/27	30,000	26,283

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 8.1% (Continued)
CommScope, Inc.(1)	4.75	09/01/29	$35,000	$28,296
CommScope, Inc.(1)	6.00	03/01/26	35,000	33,479
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	6.75	10/01/26	55,000	52,491
Consolidated Communications, Inc.(1)	5.00	10/01/28	5,000	3,671
Consolidated Communications, Inc.(1)	6.50	10/01/28	20,000	15,650
Frontier Communications Holdings LLC(1)	5.00	05/01/28	55,000	48,353
Frontier Communications Holdings LLC(1)	5.88	10/15/27	40,000	36,856
Frontier Communications Holdings LLC	5.88	11/01/29	25,000	19,040
Frontier Communications Holdings LLC(1)	6.00	01/15/30	15,000	11,489
Frontier Communications Holdings LLC(1)	6.75	05/01/29	15,000	12,088
Frontier Communications Holdings LLC(1)	8.63	03/15/31	15,000	14,632
Frontier Communications Holdings LLC(1)	8.75	05/15/30	25,000	24,753
GoTo Group, Inc.(1)	5.50	09/01/27	40,000	22,560
Hughes Satellite Systems Corp.	6.63	08/01/26	20,000	18,920
Iliad Holding SASU(1)	6.50	10/15/26	35,000	33,709
Iliad Holding SASU(1)	7.00	10/15/28	15,000	14,207
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	75,000	69,398
Level 3 Financing, Inc.(1)	3.63	01/15/29	20,000	11,203
Level 3 Financing, Inc.(1)	3.75	07/15/29	20,000	11,274
Level 3 Financing, Inc.(1)	4.25	07/01/28	30,000	17,523
Level 3 Financing, Inc.(1)	4.63	09/15/27	25,000	15,467
Lumen Technologies, Inc.(1)	4.00	02/15/27	35,000	23,412
Maxar Technologies, Inc.(1)	7.75	06/15/27	15,000	15,916
Telecom Italia Capital SA	6.00	09/30/34	25,000	21,347
Telecom Italia Capital SA	6.38	11/15/33	25,000	22,386
Telecom Italia Capital SA	7.20	07/18/36	25,000	22,626
Telecom Italia Capital SA	7.72	06/04/38	25,000	23,402
Telecom Italia SpA/Milano(1)	5.30	05/30/24	30,000	29,335
Viasat, Inc.(1)	6.50	07/15/28	25,000	19,863
Windstream Escrow LLC/Windstream Escrow Finance Corp.(1)	7.75	08/15/28	40,000	32,983
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	40,000	30,329
				937,257
WATER – 0.1%
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	10,000	9,610

TOTAL CORPORATE BONDS (Cost - $11,606,271)				11,430,951

SHORT-TERM INVESTMENTS – 0.7%
TIME DEPOSITS – 0.7%
Sumitomo Mitsui Trust Bank, London	4.18	05/01/23	82,650	82,650
TOTAL SHORT-TERM INVESTMENTS (Cost - $82,650)				82,650

TOTAL INVESTMENTS – 99.0% (Cost - $11,688,921)				$11,513,601
OTHER ASSETS LESS LIABILITIES – 1.0%				118,365
NET ASSETS – 100.0%				$11,631,966

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2023, amounts to $9,970,025 and represents 85.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.5%
ADVERTISING – 0.3%
Lamar Media Corp.	3.63	01/15/31	$35,000	$30,189
Lamar Media Corp.	3.75	02/15/28	50,000	46,042
Lamar Media Corp.	4.00	02/15/30	60,000	53,885
Lamar Media Corp.	4.88	01/15/29	30,000	28,392
				158,508
AEROSPACE/DEFENSE – 1.3%
Howmet Aerospace, Inc.	3.00	01/15/29	75,000	67,384
Howmet Aerospace, Inc.	5.13	10/01/24	76,000	75,792
Howmet Aerospace, Inc.	5.90	02/01/27	75,000	76,885
Howmet Aerospace, Inc.	5.95	02/01/37	45,000	45,837
Howmet Aerospace, Inc.	6.88	05/01/25	40,000	41,250
Moog, Inc.(1)	4.25	12/15/27	45,000	42,377
Rolls-Royce PLC(1)	3.63	10/14/25	105,000	99,750
Rolls-Royce PLC(1)	5.75	10/15/27	65,000	64,938
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	90,000	96,855
				611,068
AGRICULTURE – 0.4%
Darling Ingredients, Inc.(1)	5.25	04/15/27	20,000	19,627
Darling Ingredients, Inc.(1)	6.00	06/15/30	105,000	103,970
Vector Group Ltd.(1)	5.75	02/01/29	70,000	62,687
				186,284
AIRLINES – 2.6%
Air Canada(1)	3.88	08/15/26	95,000	88,059
Allegiant Travel Co.(1)	7.25	08/15/27	40,000	39,544
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	250,000	245,786
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	275,000	261,683
Delta Air Lines, Inc.	2.90	10/28/24	75,000	72,427
Delta Air Lines, Inc.	3.75	10/28/29	45,000	40,311
Delta Air Lines, Inc.	4.38	04/19/28	20,000	18,874
Delta Air Lines, Inc.	7.38	01/15/26	80,000	84,413
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	30,000	30,306
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	55,000	55,600
United Airlines, Inc.(1)	4.38	04/15/26	190,000	181,683
United Airlines, Inc.(1)	4.63	04/15/29	145,000	131,381
				1,250,067
APPAREL – 0.3%
Kontoor Brands, Inc.(1)	4.13	11/15/29	20,000	17,015
Levi Strauss & Co.(1)	3.50	03/01/31	30,000	25,397
Under Armour, Inc.	3.25	06/15/26	80,000	73,543
William Carter Co.(1)	5.63	03/15/27	35,000	34,609
				150,564
AUTO MANUFACTURERS – 3.9%
Allison Transmission, Inc.(1)	3.75	01/30/31	55,000	47,011
Allison Transmission, Inc.(1)	4.75	10/01/27	30,000	28,629
Allison Transmission, Inc.(1)	5.88	06/01/29	75,000	73,958

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 3.9% (Continued)
Ford Motor Co.	3.25	02/12/32	$80,000	$62,113
Ford Motor Co.	4.75	01/15/43	55,000	41,389
Ford Motor Co.	5.29	12/08/46	40,000	32,394
Ford Motor Co.	6.10	08/19/32	40,000	38,184
Ford Motor Co.	6.63	10/01/28	20,000	20,385
Ford Motor Co.	7.40	11/01/46	10,000	10,201
Ford Motor Co.	7.45	07/16/31	25,000	26,340
Ford Motor Co.	9.63	04/22/30	20,000	23,283
Ford Motor Credit Co. LLC	2.30	02/10/25	30,000	27,974
Ford Motor Credit Co. LLC	2.70	08/10/26	55,000	48,855
Ford Motor Credit Co. LLC	2.90	02/16/28	20,000	17,338
Ford Motor Credit Co. LLC	2.90	02/10/29	20,000	16,615
Ford Motor Credit Co. LLC	3.37	11/17/23	50,000	49,216
Ford Motor Credit Co. LLC	3.38	11/13/25	55,000	51,156
Ford Motor Credit Co. LLC	3.63	06/17/31	30,000	24,767
Ford Motor Credit Co. LLC	3.82	11/02/27	20,000	17,964
Ford Motor Credit Co. LLC	4.00	11/13/30	45,000	38,631
Ford Motor Credit Co. LLC	4.06	11/01/24	55,000	53,523
Ford Motor Credit Co. LLC	4.13	08/17/27	30,000	27,564
Ford Motor Credit Co. LLC	4.13	08/04/25	40,000	37,923
Ford Motor Credit Co. LLC	4.39	01/08/26	30,000	28,537
Ford Motor Credit Co. LLC	4.95	05/28/27	35,000	33,144
Ford Motor Credit Co. LLC	5.11	05/03/29	45,000	42,002
Ford Motor Credit Co. LLC	5.13	06/16/25	70,000	68,248
Ford Motor Credit Co. LLC	5.58	03/18/24	45,000	44,787
Ford Motor Credit Co. LLC	7.35	11/04/27	45,000	46,386
Ford Motor Credit Co. LLC	7.35	03/06/30	25,000	25,705
Nissan Motor Acceptance Co. LLC(1)	1.13	09/16/24	40,000	37,204
Nissan Motor Acceptance Co. LLC(1)	1.85	09/16/26	80,000	68,305
Nissan Motor Acceptance Co. LLC(1)	2.00	03/09/26	75,000	66,129
Nissan Motor Acceptance Co. LLC(1)	2.45	09/15/28	25,000	20,092
Nissan Motor Acceptance Co. LLC(1)	2.75	03/09/28	50,000	41,630
Nissan Motor Co. Ltd.(1)	3.52	09/17/25	125,000	116,985
Nissan Motor Co. Ltd.(1)	4.35	09/17/27	200,000	183,389
Nissan Motor Co. Ltd.(1)	4.81	09/17/30	210,000	184,839
				1,822,795
AUTO PARTS & EQUIPMENT – 0.9%
Adient Global Holdings Ltd.(1)	7.00	04/15/28	40,000	41,064
Dana, Inc.	4.25	09/01/30	60,000	48,653
Dana, Inc.	5.38	11/15/27	70,000	65,901
Dana, Inc.	5.63	06/15/28	20,000	18,475
Goodyear Tire & Rubber Co.	5.00	07/15/29	55,000	48,682
ZF North America Capital, Inc.(1)	4.75	04/29/25	80,000	78,259
ZF North America Capital, Inc.(1)	6.88	04/14/28	60,000	61,805
ZF North America Capital, Inc.(1)	7.13	04/14/30	50,000	51,655
				414,494

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 1.9%
Dresdner Funding Trust I(1)	8.15	06/30/31	$85,000	$90,333
Intesa Sanpaolo SpA(1)	4.20	06/01/32	70,000	53,122
Intesa Sanpaolo SpA(1)	4.95	06/01/42	55,000	36,447
Intesa Sanpaolo SpA(1)	5.02	06/26/24	205,000	199,227
Intesa Sanpaolo SpA(1)	5.71	01/15/26	75,000	72,266
Popular, Inc.	7.25	03/13/28	35,000	34,686
Standard Chartered PLC(1),(2)	7.01	-	65,000	62,599
Texas Capital Bancshares, Inc.	4.00	05/06/31	35,000	28,308
UniCredit SpA(1)	5.46	06/30/35	120,000	102,367
UniCredit SpA(1)	5.86	06/19/32	85,000	77,497
UniCredit SpA(1)	7.30	04/02/34	90,000	86,211
Western Alliance Bancorp.	3.00	06/15/31	50,000	38,791
				881,854
BUILDING MATERIALS – 1.7%
Boise Cascade Co.(1)	4.88	07/01/30	20,000	18,074
Builders FirstSource, Inc.(1)	4.25	02/01/32	105,000	92,121
Builders FirstSource, Inc.(1)	5.00	03/01/30	45,000	42,093
Builders FirstSource, Inc.(1)	6.38	06/15/32	65,000	64,749
James Hardie International Finance DAC(1)	5.00	01/15/28	20,000	18,875
Louisiana-Pacific Corp.(1)	3.63	03/15/29	35,000	30,746
Masonite International Corp.(1)	5.38	02/01/28	75,000	72,296
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	85,000	79,659
Standard Industries, Inc./NJ(1)	3.38	01/15/31	80,000	63,403
Standard Industries, Inc./NJ(1)	4.38	07/15/30	170,000	146,945
Standard Industries, Inc./NJ(1)	4.75	01/15/28	65,000	60,857
Standard Industries, Inc./NJ(1)	5.00	02/15/27	55,000	52,683
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	80,000	76,136
				818,637
CHEMICALS – 2.6%
Ashland LLC(1)	3.38	09/01/31	45,000	37,332
Ashland LLC	6.88	05/15/43	25,000	25,087
Avient Corp.(1)	5.75	05/15/25	55,000	55,020
Avient Corp.(1)	7.13	08/01/30	60,000	61,377
Chemours Co.(1)	4.63	11/15/29	50,000	41,228
Chemours Co.(1)	5.75	11/15/28	100,000	88,994
Element Solutions, Inc.(1)	3.88	09/01/28	55,000	48,595
HB Fuller Co.	4.00	02/15/27	50,000	47,316
INEOS Finance PLC(1)	6.75	05/15/28	35,000	34,616
INEOS Quattro Finance 2 PLC(1)	3.38	01/15/26	45,000	41,334
Ingevity Corp.(1)	3.88	11/01/28	45,000	39,537
Methanex Corp.	4.25	12/01/24	20,000	19,563
Methanex Corp.	5.13	10/15/27	55,000	52,596
Methanex Corp.	5.25	12/15/29	30,000	28,192
Methanex Corp.	5.65	12/01/44	50,000	41,767
Minerals Technologies, Inc.(1)	5.00	07/01/28	40,000	36,586
NOVA Chemicals Corp.(1)	4.25	05/15/29	30,000	24,290
NOVA Chemicals Corp.(1)	4.88	06/01/24	95,000	93,627

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 2.6% (Continued)
NOVA Chemicals Corp.(1)	5.00	05/01/25	$45,000	$43,718
NOVA Chemicals Corp.(1)	5.25	06/01/27	95,000	86,091
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	35,000	31,142
Olin Corp.	5.00	02/01/30	90,000	84,145
Olin Corp.	5.13	09/15/27	45,000	43,588
SPCM SA(1)	3.13	03/15/27	40,000	35,755
SPCM SA(1)	3.38	03/15/30	20,000	16,569
WR Grace Holdings LLC(1)	4.88	06/15/27	65,000	61,812
WR Grace Holdings LLC(1)	7.38	03/01/31	25,000	25,081
				1,244,958
COAL – 0.1%
SunCoke Energy, Inc.(1)	4.88	06/30/29	45,000	39,221
Warrior Met Coal, Inc.(1)	7.88	12/01/28	20,000	20,239
				59,460
COMMERCIAL SERVICES – 4.1%
ADT Security Corp.(1)	4.13	08/01/29	105,000	91,337
ADT Security Corp.(1)	4.88	07/15/32	45,000	38,991
Adtalem Global Education, Inc.(1)	5.50	03/01/28	40,000	38,041
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	35,000	31,943
AMN Healthcare, Inc.(1)	4.00	04/15/29	25,000	22,030
AMN Healthcare, Inc.(1)	4.63	10/01/27	50,000	46,693
APX Group, Inc.(1)	6.75	02/15/27	50,000	50,033
ASGN, Inc.(1)	4.63	05/15/28	30,000	27,766
Block, Inc.	2.75	06/01/26	90,000	81,552
Block, Inc.	3.50	06/01/31	75,000	61,182
Brink’s Co.(1)	4.63	10/15/27	65,000	61,536
CoreCivic, Inc.	8.25	04/15/26	70,000	70,795
Gartner, Inc.(1)	3.63	06/15/29	45,000	39,892
Gartner, Inc.(1)	3.75	10/01/30	80,000	69,949
Gartner, Inc.(1)	4.50	07/01/28	60,000	56,489
Grand Canyon University	4.13	10/01/24	95,000	90,526
Korn Ferry(1)	4.63	12/15/27	35,000	33,289
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	80,000	71,601
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	175,000	173,905
Service Corp. International/US	3.38	08/15/30	70,000	59,380
Service Corp. International/US	4.00	05/15/31	50,000	44,126
Service Corp. International/US	4.63	12/15/27	20,000	19,436
Service Corp. International/US	5.13	06/01/29	105,000	101,325
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	45,000	42,371
TriNet Group, Inc.(1)	3.50	03/01/29	40,000	35,019
United Rentals North America, Inc.	3.75	01/15/32	45,000	38,629
United Rentals North America, Inc.	3.88	11/15/27	60,000	56,354
United Rentals North America, Inc.	3.88	02/15/31	90,000	79,298
United Rentals North America, Inc.	4.00	07/15/30	55,000	49,288
United Rentals North America, Inc.	4.88	01/15/28	130,000	125,125
United Rentals North America, Inc.	5.25	01/15/30	100,000	96,862
United Rentals North America, Inc.	5.50	05/15/27	30,000	29,854
				1,934,617

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 1.2%
Crane Nxt Co.	4.20	03/15/48	$30,000	$21,343
Crowdstrike Holdings, Inc.	3.00	02/15/29	50,000	43,552
KBR, Inc.(1)	4.75	09/30/28	25,000	23,144
Seagate HDD Cayman	4.09	06/01/29	105,000	91,194
Seagate HDD Cayman	4.13	01/15/31	13,000	10,803
Seagate HDD Cayman	4.75	01/01/25	30,000	29,208
Seagate HDD Cayman	4.88	06/01/27	35,000	33,553
Seagate HDD Cayman	5.75	12/01/34	20,000	17,776
Seagate HDD Cayman(1)	9.63	12/01/32	55,850	61,305
Unisys Corp.(1)	6.88	11/01/27	35,000	23,342
Western Digital Corp.	2.85	02/01/29	40,000	31,684
Western Digital Corp.	3.10	02/01/32	45,000	32,700
Western Digital Corp.	4.75	02/15/26	180,000	171,269
				590,873
COSMETICS/PERSONAL CARE – 0.4%
Coty, Inc.(1)	5.00	04/15/26	50,000	48,878
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	40,000	37,595
Edgewell Personal Care Co.(1)	4.13	04/01/29	30,000	26,606
Edgewell Personal Care Co.(1)	5.50	06/01/28	55,000	52,715
				165,794
DISTRIBUTION/WHOLESALE – 0.3%
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	45,000	41,280
Resideo Funding, Inc.(1)	4.00	09/01/29	20,000	16,961
Ritchie Bros Holdings, Inc.(1)	6.75	03/15/28	50,000	51,813
Univar Solutions USA, Inc./Washington(1)	5.13	12/01/27	45,000	45,123
				155,177
DIVERSIFIED FINANCIAL SERVICES – 4.4%
AerCap Holdings NV	5.88	10/10/79	55,000	51,095
Ally Financial, Inc.	5.75	11/20/25	75,000	72,939
Ally Financial, Inc.	6.70	02/14/33	50,000	45,175
Burford Capital Global Finance LLC(1)	6.25	04/15/28	30,000	28,237
Burford Capital Global Finance LLC(1)	6.88	04/15/30	35,000	32,584
Credit Acceptance Corp.	6.63	03/15/26	50,000	47,850
goeasy Ltd.(1)	5.38	12/01/24	65,000	61,805
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	50,000	44,798
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	85,000	71,560
Macquarie Airfinance Holdings Ltd.(1)	8.38	05/01/28	45,000	45,076
Midcap Financial Issuer Trust(1)	5.63	01/15/30	50,000	41,057
Midcap Financial Issuer Trust(1)	6.50	05/01/28	75,000	67,828
Navient Corp.	4.88	03/15/28	30,000	25,831
Navient Corp.	5.00	03/15/27	30,000	27,056
Navient Corp.	5.50	03/15/29	65,000	56,024
Navient Corp.	5.63	08/01/33	50,000	37,547
Navient Corp.	5.88	10/25/24	80,000	78,728
Navient Corp.	6.75	06/25/25	50,000	49,230
Navient Corp.	6.75	06/15/26	55,000	53,637
OneMain Finance Corp.	3.50	01/15/27	40,000	34,212

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 4.4% (Continued)
OneMain Finance Corp.	3.88	09/15/28	$45,000	$36,156
OneMain Finance Corp.	4.00	09/15/30	65,000	49,163
OneMain Finance Corp.	5.38	11/15/29	65,000	54,748
OneMain Finance Corp.	6.63	01/15/28	70,000	65,011
OneMain Finance Corp.	6.88	03/15/25	65,000	63,691
OneMain Finance Corp.	7.13	03/15/26	185,000	180,507
PRA Group, Inc.(1)	5.00	10/01/29	25,000	21,212
PRA Group, Inc.(1)	7.38	09/01/25	25,000	24,944
PRA Group, Inc.(1)	8.38	02/01/28	40,000	39,928
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	85,000	75,778
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	45,000	38,093
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	130,000	105,164
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	75,000	58,775
SLM Corp.	3.13	11/02/26	105,000	91,998
Synchrony Financial	7.25	02/02/33	60,000	55,267
United Wholesale Mortgage LLC(1)	5.50	11/15/25	105,000	100,160
United Wholesale Mortgage LLC(1)	5.50	04/15/29	45,000	38,858
United Wholesale Mortgage LLC(1)	5.75	06/15/27	25,000	22,805
				2,094,527
ELECTRIC – 4.8%
Algonquin Power & Utilities Corp.	4.75	01/18/82	65,000	52,643
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	30,000	27,402
Calpine Corp.(1)	3.75	03/01/31	75,000	64,061
Calpine Corp.(1)	4.50	02/15/28	95,000	88,626
Calpine Corp.(1)	5.25	06/01/26	60,000	58,441
Clearway Energy Operating LLC(1)	3.75	02/15/31	95,000	81,404
Clearway Energy Operating LLC(1)	3.75	01/15/32	25,000	20,997
Clearway Energy Operating LLC(1)	4.75	03/15/28	65,000	61,717
DPL, Inc.	4.13	07/01/25	65,000	62,565
Drax FinCo. PLC(1)	6.63	11/01/25	45,000	43,941
Edison International	8.13	06/15/53	40,000	41,250
Emera, Inc.	6.75	06/15/76	100,000	95,616
FirstEnergy Corp.	2.65	03/01/30	50,000	43,238
FirstEnergy Corp.	3.40	03/01/50	80,000	56,152
FirstEnergy Corp.	4.15	07/15/27	200,000	194,787
FirstEnergy Corp.	5.10	07/15/47	34,000	31,419
FirstEnergy Corp.	7.38	11/15/31	65,000	74,027
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	40,000	36,040
NextEra Energy Operating Partners LP(1)	4.25	07/15/24	105,000	103,590
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	45,000	42,374
NRG Energy, Inc.(1)	3.63	02/15/31	65,000	52,711
NRG Energy, Inc.(1)	3.88	02/15/32	125,000	101,092
NRG Energy, Inc.(1)	5.25	06/15/29	70,000	64,649
NRG Energy, Inc.	5.75	01/15/28	95,000	92,740
NRG Energy, Inc.	6.63	01/15/27	20,000	20,089
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	50,000	46,561
PG&E Corp.	5.00	07/01/28	100,000	94,232
PG&E Corp.	5.25	07/01/30	70,000	64,583

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 4.8% (Continued)
TransAlta Corp.	6.50	03/15/40	$20,000	$18,711
TransAlta Corp.	7.75	11/15/29	45,000	47,308
Vistra Operations Co. LLC(1)	4.38	05/01/29	145,000	129,769
Vistra Operations Co. LLC(1)	5.00	07/31/27	85,000	80,914
Vistra Operations Co. LLC(1)	5.50	09/01/26	55,000	53,979
Vistra Operations Co. LLC(1)	5.63	02/15/27	115,000	112,347
				2,259,975
ELECTRICAL COMPONENTS & EQUIPMENT – 0.5%
EnerSys(1)	4.38	12/15/27	20,000	18,763
WESCO Distribution, Inc.(1)	7.13	06/15/25	115,000	117,121
WESCO Distribution, Inc.(1)	7.25	06/15/28	110,000	113,061
				248,945
ELECTRONICS – 1.0%
Atkore, Inc.(1)	4.25	06/01/31	35,000	30,849
Imola Merger Corp.(1)	4.75	05/15/29	155,000	134,394
Sensata Technologies BV(1)	4.00	04/15/29	140,000	126,683
Sensata Technologies BV(1)	5.00	10/01/25	45,000	44,372
Sensata Technologies BV(1)	5.88	09/01/30	55,000	54,065
Sensata Technologies, Inc.(1)	3.75	02/15/31	55,000	47,841
TTM Technologies, Inc.(1)	4.00	03/01/29	45,000	38,601
				476,805
ENERGY-ALTERNATE SOURCES – 0.3%
TerraForm Power Operating LLC(1)	4.75	01/15/30	45,000	41,787
TerraForm Power Operating LLC(1)	5.00	01/31/28	65,000	62,309
Topaz Solar Farms LLC(1)	5.75	09/30/39	49,137	48,516
				152,612
ENGINEERING & CONSTRUCTION – 0.9%
AECOM	5.13	03/15/27	100,000	98,103
Arcosa, Inc.(1)	4.38	04/15/29	30,000	27,364
Cellnex Finance Co. SA(1)	3.88	07/07/41	55,000	40,961
Dycom Industries, Inc.(1)	4.50	04/15/29	45,000	41,125
Fluor Corp.	4.25	09/15/28	80,000	74,174
Promontoria Holding 264 BV(1)	7.88	03/01/27	35,000	35,423
TopBuild Corp.(1)	3.63	03/15/29	30,000	25,924
TopBuild Corp.(1)	4.13	02/15/32	45,000	38,735
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	30,000	26,081
				407,890
ENTERTAINMENT – 1.7%
Caesars Resort Collection LLC/CRC FinCo., Inc.(1)	5.75	07/01/25	75,000	75,686
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(1)	5.50	05/01/25	80,000	79,857
Cinemark USA, Inc.(1)	8.75	05/01/25	5,000	5,107
International Game Technology PLC(1)	4.13	04/15/26	95,000	91,291
International Game Technology PLC(1)	5.25	01/15/29	40,000	38,401
International Game Technology PLC(1)	6.25	01/15/27	50,000	50,747
International Game Technology PLC(1)	6.50	02/15/25	43,000	43,584

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 1.7% (Continued)
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	$40,000	$35,900
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	100,000	101,258
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	115,000	92,407
Six Flags Theme Parks, Inc.(1)	7.00	07/01/25	16,000	16,217
Vail Resorts, Inc.(1)	6.25	05/15/25	40,000	40,347
WMG Acquisition Corp.(1)	3.00	02/15/31	75,000	61,466
WMG Acquisition Corp.(1)	3.75	12/01/29	50,000	44,047
WMG Acquisition Corp.(1)	3.88	07/15/30	30,000	26,517
				802,832
ENVIRONMENTAL CONTROL – 0.8%
Clean Harbors, Inc.(1)	4.88	07/15/27	40,000	38,777
Clean Harbors, Inc.(1)	6.38	02/01/31	65,000	66,389
GFL Environmental, Inc.(1)	3.50	09/01/28	45,000	40,953
GFL Environmental, Inc.(1)	3.75	08/01/25	105,000	101,635
GFL Environmental, Inc.(1)	5.13	12/15/26	45,000	44,336
Stericycle, Inc.(1)	3.88	01/15/29	35,000	31,528
Stericycle, Inc.(1)	5.38	07/15/24	60,000	59,724
				383,342
FOOD – 2.3%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	95,000	89,453
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	125,000	110,884
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	145,000	140,380
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	65,000	60,700
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	55,000	54,517
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	50,000	50,678
Ingles Markets, Inc.(1)	4.00	06/15/31	45,000	38,914
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	75,000	68,765
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	45,000	41,097
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	50,000	49,112
Pilgrim’s Pride Corp.	3.50	03/01/32	60,000	48,357
Pilgrim’s Pride Corp.	4.25	04/15/31	105,000	91,430
Pilgrim’s Pride Corp.(1)	5.88	09/30/27	55,000	54,789
Pilgrim’s Pride Corp.	6.25	07/01/33	85,000	84,189
US Foods, Inc.(1)	6.25	04/15/25	110,000	110,740
				1,094,005
FOREST PRODUCTS & PAPER – 0.1%
Domtar Corp.(1)	6.75	10/01/28	60,000	52,032

HEALTHCARE-PRODUCTS – 0.7%
Avantor Funding, Inc.(1)	3.88	11/01/29	75,000	66,151
Avantor Funding, Inc.(1)	4.63	07/15/28	120,000	112,382
Hologic, Inc.(1)	3.25	02/15/29	70,000	63,010
Hologic, Inc.(1)	4.63	02/01/28	20,000	19,475
Teleflex, Inc.	4.63	11/15/27	75,000	72,305
				333,323

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 2.8%
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	$45,000	$39,530
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	35,000	30,530
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	45,000	41,028
IQVIA, Inc.(1)	5.00	10/15/26	100,000	98,413
IQVIA, Inc.(1)	5.00	05/15/27	85,000	83,060
Molina Healthcare, Inc.(1)	3.88	11/15/30	55,000	48,567
Molina Healthcare, Inc.(1)	3.88	05/15/32	55,000	47,189
Molina Healthcare, Inc.(1)	4.38	06/15/28	78,000	73,216
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	40,000	36,575
Tenet Healthcare Corp.	4.25	06/01/29	150,000	137,752
Tenet Healthcare Corp.	4.38	01/15/30	115,000	105,806
Tenet Healthcare Corp.	4.63	07/15/24	80,000	79,433
Tenet Healthcare Corp.	4.88	01/01/26	170,000	167,668
Tenet Healthcare Corp.	5.13	11/01/27	120,000	116,582
Tenet Healthcare Corp.(1)	6.13	06/15/30	165,000	163,352
Toledo Hospital	4.98	11/15/45	25,000	16,097
Toledo Hospital	5.33	11/15/28	20,000	17,575
Toledo Hospital	6.02	11/15/48	40,000	28,250
				1,330,623
HOLDING COMPANIES-DIVERS – 0.1%
Stena International SA(1)	6.13	02/01/25	35,000	33,983

HOME BUILDERS – 1.6%
Century Communities, Inc.(1)	3.88	08/15/29	30,000	26,278
Century Communities, Inc.	6.75	06/01/27	50,000	50,283
Forestar Group, Inc.(1)	3.85	05/15/26	50,000	46,298
KB Home	4.00	06/15/31	30,000	25,991
KB Home	4.80	11/15/29	15,000	14,012
KB Home	6.88	06/15/27	15,000	15,417
KB Home	7.25	07/15/30	50,000	51,455
LGI Homes, Inc.(1)	4.00	07/15/29	30,000	24,536
M/I Homes, Inc.	3.95	02/15/30	20,000	17,725
M/I Homes, Inc.	4.95	02/01/28	25,000	23,451
Mattamy Group Corp.(1)	4.63	03/01/30	40,000	35,113
Mattamy Group Corp.(1)	5.25	12/15/27	55,000	51,251
Meritage Homes Corp.(1)	3.88	04/15/29	55,000	49,589
Meritage Homes Corp.	6.00	06/01/25	20,000	20,128
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	60,000	54,673
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	20,000	18,774
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	55,000	54,577
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	55,000	54,922
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.88	06/15/24	75,000	74,935
Tri Pointe Homes, Inc.	5.70	06/15/28	25,000	24,572
Winnebago Industries, Inc.(1)	6.25	07/15/28	5,000	4,843
				738,823

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME FURNISHINGS – 0.2%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	$70,000	$58,133
Tempur Sealy International, Inc.(1)	4.00	04/15/29	65,000	56,933
				115,066
HOUSEHOLD PRODUCTS/WARES – 0.3%
ACCO Brands Corp.(1)	4.25	03/15/29	55,000	46,406
Central Garden & Pet Co.	4.13	10/15/30	70,000	60,077
Central Garden & Pet Co.(1)	4.13	04/30/31	30,000	25,303
				131,786
HOUSEWARES – 0.8%
Newell Brands, Inc.	4.70	04/01/26	145,000	138,626
Newell Brands, Inc.	4.88	06/01/25	45,000	43,854
Newell Brands, Inc.	5.88	04/01/36	35,000	29,753
Newell Brands, Inc.	6.00	04/01/46	50,000	39,000
Newell Brands, Inc.	6.38	09/15/27	50,000	49,375
Newell Brands, Inc.	6.63	09/15/29	55,000	54,433
				355,041
INSURANCE – 0.9%
Assurant, Inc.	7.00	03/27/48	45,000	43,138
Enstar Finance LLC	5.50	01/15/42	45,000	32,457
Enstar Finance LLC	5.75	09/01/40	25,000	20,990
Genworth Holdings, Inc.	6.50	06/15/34	25,000	22,311
Global Atlantic Finance Co.(1)	4.70	10/15/51	60,000	48,025
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	85,000	68,656
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	55,000	32,809
MGIC Investment Corp.	5.25	08/15/28	60,000	57,394
NMI Holdings, Inc.(1)	7.38	06/01/25	35,000	35,624
Ohio National Financial Services, Inc.(1)	6.63	05/01/31	25,000	23,555
Ohio National Financial Services, Inc.(1)	6.80	01/24/30	50,000	47,525
				432,484
INTERNET – 1.3%
Cogent Communications Group, Inc.(1)	3.50	05/01/26	40,000	37,225
Gen Digital, Inc.(1)	5.00	04/15/25	85,000	84,163
Gen Digital, Inc.(1)	6.75	09/30/27	75,000	75,677
Gen Digital, Inc.(1)	7.13	09/30/30	55,000	55,301
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	55,000	47,713
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	40,000	38,475
Match Group Holdings II LLC(1)	3.63	10/01/31	45,000	36,813
Match Group Holdings II LLC(1)	4.13	08/01/30	45,000	38,522
Match Group Holdings II LLC(1)	4.63	06/01/28	45,000	41,570
Match Group Holdings II LLC(1)	5.00	12/15/27	20,000	18,872
Match Group Holdings II LLC(1)	5.63	02/15/29	30,000	28,255
Rakuten Group, Inc.(1)	10.25	11/30/24	65,000	64,064
Ziff Davis, Inc.(1)	4.63	10/15/30	30,000	26,390
				593,040

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	$60,000	$52,752
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.75	09/15/24	145,000	143,263
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	125,000	117,991
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	105,000	103,456
				417,462
IRON/STEEL – 1.3%
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	45,000	44,674
Carpenter Technology Corp.	6.38	07/15/28	30,000	29,774
Carpenter Technology Corp.	7.63	03/15/30	25,000	25,598
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	30,000	27,211
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	30,000	26,388
Cleveland-Cliffs, Inc.	5.88	06/01/27	50,000	49,149
Cleveland-Cliffs, Inc.(1)	6.75	03/15/26	60,000	61,099
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	65,000	63,260
Commercial Metals Co.	3.88	02/15/31	55,000	48,262
Commercial Metals Co.	4.13	01/15/30	25,000	22,405
Mineral Resources Ltd.(1)	8.13	05/01/27	90,000	90,876
Mineral Resources Ltd.(1)	8.50	05/01/30	65,000	66,207
United States Steel Corp.	6.65	06/01/37	25,000	23,668
United States Steel Corp.	6.88	03/01/29	39,000	38,362
				616,933
LEISURE TIME – 0.9%
Carnival Corp.(1)	4.00	08/01/28	190,000	164,897
Royal Caribbean Cruises Ltd.(1)	8.25	01/15/29	80,000	84,313
Royal Caribbean Cruises Ltd.(1)	11.50	06/01/25	125,000	132,825
Vista Outdoor, Inc.(1)	4.50	03/15/29	45,000	35,457
				417,492
LODGING – 2.5%
Boyd Gaming Corp.	4.75	12/01/27	75,000	72,449
Boyd Gaming Corp.(1)	4.75	06/15/31	75,000	68,736
Genting New York LLC/GENNY Capital, Inc.(1)	3.30	02/15/26	55,000	50,025
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	120,000	102,517
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	65,000	58,656
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	90,000	79,684
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	90,000	85,528
Hilton Domestic Operating Co., Inc.(1)	5.38	05/01/25	35,000	34,980
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	25,000	24,972
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	70,000	69,144
Las Vegas Sands Corp.	2.90	06/25/25	30,000	28,440
Las Vegas Sands Corp.	3.20	08/08/24	150,000	145,317
Las Vegas Sands Corp.	3.50	08/18/26	85,000	79,956
Las Vegas Sands Corp.	3.90	08/08/29	60,000	54,805
Travel + Leisure Co.(1)	4.50	12/01/29	55,000	48,042
Travel + Leisure Co.	6.00	04/01/27	40,000	39,398
Travel + Leisure Co.	6.60	10/01/25	75,000	75,271
Travel + Leisure Co.(1)	6.63	07/31/26	55,000	54,942
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	30,000	27,924
				1,200,786

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-CONSTRUCTION & MINING – 0.2%
BWX Technologies, Inc.(1)	4.13	06/30/28	$45,000	$41,406
BWX Technologies, Inc.(1)	4.13	04/15/29	35,000	31,714
				73,120
MACHINERY-DIVERSIFIED – 0.1%
GrafTech Finance, Inc.(1)	4.63	12/15/28	30,000	25,245
Mueller Water Products, Inc.(1)	4.00	06/15/29	30,000	27,129
				52,374
MEDIA – 7.2%
AMC Networks, Inc.	4.25	02/15/29	105,000	72,856
AMC Networks, Inc.	4.75	08/01/25	85,000	78,957
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	115,000	94,313
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	90,000	68,657
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	105,000	88,284
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	125,000	100,227
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	50,000	39,857
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	135,000	116,338
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	45,000	37,287
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	95,000	87,976
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	175,000	165,391
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	55,000	50,505
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	40,000	38,050
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	50,000	49,029
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	305,000	267,994
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	45,000	38,593
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	115,000	109,394
News Corp.(1)	3.88	05/15/29	100,000	88,875
News Corp.(1)	5.13	02/15/32	25,000	23,046
Nexstar Media, Inc.(1)	4.75	11/01/28	85,000	74,793
Nexstar Media, Inc.(1)	5.63	07/15/27	140,000	131,630
Paramount Global	6.25	02/28/57	50,000	38,920
Paramount Global	6.38	03/30/62	100,000	85,888
Scripps Escrow II, Inc.(1)	3.88	01/15/29	30,000	23,349
Sinclair Television Group, Inc.(1)	4.13	12/01/30	70,000	55,749
Sirius XM Radio, Inc.(1)	3.13	09/01/26	85,000	76,163
Sirius XM Radio, Inc.(1)	3.88	09/01/31	140,000	105,951
Sirius XM Radio, Inc.(1)	4.00	07/15/28	175,000	147,934
Sirius XM Radio, Inc.(1)	4.13	07/01/30	115,000	92,369
Sirius XM Radio, Inc.(1)	5.00	08/01/27	115,000	105,911
Sirius XM Radio, Inc.(1)	5.50	07/01/29	100,000	89,188
TEGNA, Inc.	4.63	03/15/28	85,000	75,994
TEGNA, Inc.(1)	4.75	03/15/26	40,000	38,238
TEGNA, Inc.	5.00	09/15/29	95,000	83,268
UPC Broadband FinCo. BV(1)	4.88	07/15/31	105,000	90,717
Videotron Ltd.(1)	3.63	06/15/29	20,000	17,315
Videotron Ltd.(1)	5.13	04/15/27	85,000	82,153
Videotron Ltd.(1)	5.38	06/15/24	25,000	24,988

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 7.2% (Continued)
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	$80,000	$68,613
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	115,000	105,698
VZ Secured Financing BV(1)	5.00	01/15/32	105,000	87,740
Ziggo BV(1)	4.88	01/15/30	100,000	86,226
				3,404,424
METAL FABRICATE/HARDWARE – 0.1%
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	50,000	49,514

MINING – 1.5%
Arconic Corp.(1)	6.00	05/15/25	70,000	69,770
Arconic Corp.(1)	6.13	02/15/28	60,000	59,271
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	150,000	130,474
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	55,000	52,330
FMG Resources August 2006 Pty Ltd.(1)	5.13	05/15/24	55,000	54,731
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	50,000	48,537
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	55,000	53,299
Novelis Corp.(1)	3.25	11/15/26	70,000	64,159
Novelis Corp.(1)	3.88	08/15/31	45,000	37,748
Novelis Corp.(1)	4.75	01/30/30	135,000	122,363
				692,682
MISCELLANEOUS MANUFACTURER – 0.4%
Amsted Industries, Inc.(1)	5.63	07/01/27	70,000	68,721
Hillenbrand, Inc.	3.75	03/01/31	35,000	29,957
Hillenbrand, Inc.	5.00	09/15/26	25,000	24,350
Hillenbrand, Inc.	5.75	06/15/25	50,000	49,931
Trinity Industries, Inc.	4.55	10/01/24	25,000	24,404
				197,363
OFFICE FURNISHINGS – 0.1%
Steelcase, Inc.	5.13	01/18/29	40,000	35,655

OFFICE/BUSINESS EQUIPMENT – 0.4%
Xerox Corp.	3.80	05/15/24	25,000	24,486
Xerox Corp.	4.80	03/01/35	40,000	26,433
Xerox Corp.	6.75	12/15/39	25,000	19,051
Xerox Holdings Corp.(1)	5.00	08/15/25	80,000	76,324
Xerox Holdings Corp.(1)	5.50	08/15/28	45,000	38,843
				185,137
OIL & GAS – 7.7%
Antero Resources Corp.(1)	5.38	03/01/30	50,000	46,894
Antero Resources Corp.(1)	7.63	02/01/29	24,000	24,594
Apache Corp.	4.25	01/15/30	86,000	78,688
Apache Corp.	4.75	04/15/43	30,000	23,428
Apache Corp.	5.10	09/01/40	170,000	145,930
Apache Corp.	5.35	07/01/49	35,000	27,313
Baytex Energy Corp.(1)	8.50	04/30/30	65,000	65,418

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 7.7% (Continued)
Baytex Energy Corp.(1)	8.75	04/01/27	$35,000	$36,058
Chesapeake Energy Corp.(1)	5.50	02/01/26	20,000	19,816
Chesapeake Energy Corp.(1)	5.88	02/01/29	45,000	43,091
Chesapeake Energy Corp.(1)	6.75	04/15/29	85,000	84,228
Chord Energy Corp.(1)	6.38	06/01/26	25,000	24,942
Civitas Resources, Inc.(1)	5.00	10/15/26	40,000	37,644
CNX Resources Corp.(1)	6.00	01/15/29	45,000	41,678
CNX Resources Corp.(1)	7.25	03/14/27	24,000	23,758
CNX Resources Corp.(1)	7.38	01/15/31	55,000	53,120
CrownRock LP/CrownRock Finance, Inc.(1)	5.63	10/15/25	132,000	130,436
Endeavor Energy Resources LP/EER Finance, Inc.(1)	5.75	01/30/28	85,000	84,684
Harbour Energy PLC(1)	5.50	10/15/26	30,000	27,519
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	25,000	23,379
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	55,000	51,311
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	45,000	41,642
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	55,000	52,743
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	40,000	37,435
Matador Resources Co.	5.88	09/15/26	60,000	58,920
Matador Resources Co.(1)	6.88	04/15/28	40,000	40,298
Murphy Oil Corp.	5.88	12/01/27	40,000	39,390
Murphy Oil Corp.	6.13	12/01/42	55,000	47,170
Murphy Oil Corp.	6.38	07/15/28	50,000	49,872
Neptune Energy Bondco PLC(1)	6.63	05/15/25	70,000	69,095
Occidental Petroleum Corp.	2.90	08/15/24	45,000	43,677
Occidental Petroleum Corp.	3.50	08/15/29	30,000	27,372
Occidental Petroleum Corp.	4.20	03/15/48	35,000	27,360
Occidental Petroleum Corp.	5.55	03/15/26	60,000	60,580
Occidental Petroleum Corp.	5.88	09/01/25	55,000	55,639
Occidental Petroleum Corp.	6.13	01/01/31	60,000	62,795
Occidental Petroleum Corp.	6.20	03/15/40	65,000	66,823
Occidental Petroleum Corp.	6.38	09/01/28	30,000	31,319
Occidental Petroleum Corp.	6.45	09/15/36	100,000	106,215
Occidental Petroleum Corp.	6.60	03/15/46	105,000	112,187
Occidental Petroleum Corp.	6.63	09/01/30	80,000	85,479
Occidental Petroleum Corp.	7.50	05/01/31	40,000	44,683
Occidental Petroleum Corp.	7.88	09/15/31	50,000	56,729
Occidental Petroleum Corp.	7.95	06/15/39	20,000	22,955
Occidental Petroleum Corp.	8.50	07/15/27	80,000	88,172
Occidental Petroleum Corp.	8.88	07/15/30	80,000	94,078
Parkland Corp.(1)	4.50	10/01/29	105,000	92,125
Parkland Corp.(1)	4.63	05/01/30	45,000	39,208
Parkland Corp.(1)	5.88	07/15/27	20,000	19,502
Patterson-UTI Energy, Inc.	3.95	02/01/28	45,000	40,521
Patterson-UTI Energy, Inc.	5.15	11/15/29	20,000	17,878
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	85,000	78,300
PBF Holding Co. LLC/PBF Finance Corp.	7.25	06/15/25	58,000	57,864
PDC Energy, Inc.	5.75	05/15/26	65,000	63,182
Petrofac Ltd.(1)	9.75	11/15/26	25,000	17,516

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 7.7% (Continued)
Range Resources Corp.(1)	4.75	02/15/30	$25,000	$23,029
Range Resources Corp.	4.88	05/15/25	75,000	74,095
Range Resources Corp.	8.25	01/15/29	30,000	31,342
Southwestern Energy Co.	4.75	02/01/32	75,000	66,237
Southwestern Energy Co.	5.38	02/01/29	50,000	47,189
Southwestern Energy Co.	5.38	03/15/30	105,000	97,823
Southwestern Energy Co.	5.70	01/23/25	110,000	109,914
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	75,000	67,654
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	85,000	75,959
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	15,000	14,681
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	30,000	29,875
Valaris Ltd.(1)	8.38	04/30/30	60,000	60,088
Viper Energy Partners LP(1)	5.38	11/01/27	15,000	14,517
				3,655,056
OIL & GAS SERVICES – 0.1%
Weatherford International Ltd.(1)	6.50	09/15/28	40,000	40,043

PACKAGING & CONTAINERS – 2.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	50,000	43,838
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	50,000	49,800
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	105,000	99,075
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	04/30/25	55,000	54,173
Ball Corp.	2.88	08/15/30	125,000	104,835
Ball Corp.	3.13	09/15/31	55,000	45,856
Ball Corp.	4.88	03/15/26	45,000	44,630
Ball Corp.	5.25	07/01/25	80,000	80,048
Ball Corp.	6.88	03/15/28	75,000	78,070
Berry Global, Inc.(1)	5.63	07/15/27	70,000	69,049
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	30,000	28,500
Crown Americas LLC	5.25	04/01/30	50,000	48,693
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	55,000	52,734
Crown Americas LLC/Crown Americas Capital Corp. VI	4.75	02/01/26	85,000	83,425
Graphic Packaging International LLC(1)	3.50	03/15/28	75,000	68,066
Graphic Packaging International LLC(1)	3.75	02/01/30	60,000	53,700
OI European Group BV(1)	4.75	02/15/30	45,000	41,366
Sealed Air Corp.(1)	4.00	12/01/27	50,000	46,802
Sealed Air Corp.(1)	5.00	04/15/29	45,000	43,180
Sealed Air Corp.(1)	5.13	12/01/24	20,000	19,875
Sealed Air Corp.(1)	5.50	09/15/25	30,000	30,065
Sealed Air Corp.(1)	6.88	07/15/33	20,000	21,266
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	75,000	76,201
Silgan Holdings, Inc.	4.13	02/01/28	65,000	60,844
TriMas Corp.(1)	4.13	04/15/29	30,000	26,734
				1,370,825

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 1.2%
180 Medical, Inc.(1)	3.88	10/15/29	$50,000	$44,580
Horizon Therapeutics USA, Inc.(1)	5.50	08/01/27	45,000	46,266
Jazz Securities DAC(1)	4.38	01/15/29	130,000	119,604
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	175,000	161,201
Perrigo Finance Unlimited Co.	4.38	03/15/26	115,000	110,754
Perrigo Finance Unlimited Co.	4.40	06/15/30	55,000	49,726
Perrigo Finance Unlimited Co.	4.90	12/15/44	25,000	18,199
PRA Health Sciences, Inc.(1)	2.88	07/15/26	30,000	27,417
				577,747
PIPELINES – 7.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	70,000	65,618
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	85,000	82,334
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	30,000	29,097
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	7.88	05/15/26	35,000	35,972
Buckeye Partners LP	3.95	12/01/26	50,000	45,572
Buckeye Partners LP(1)	4.13	03/01/25	44,000	42,076
Buckeye Partners LP	4.13	12/01/27	68,000	61,177
Buckeye Partners LP(1)	4.50	03/01/28	30,000	27,303
Buckeye Partners LP	5.85	11/15/43	55,000	42,398
CNX Midstream Partners LP(1)	4.75	04/15/30	35,000	29,340
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	100,000	93,213
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	5.63	05/01/27	100,000	96,090
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	5.75	04/01/25	15,000	14,797
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	6.00	02/01/29	45,000	42,456
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	7.38	02/01/31	50,000	50,052
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	8.00	04/01/29	30,000	30,555
DT Midstream, Inc.(1)	4.13	06/15/29	90,000	79,863
DT Midstream, Inc.(1)	4.38	06/15/31	80,000	69,674
EnLink Midstream LLC	5.38	06/01/29	45,000	43,496
EnLink Midstream LLC(1)	5.63	01/15/28	40,000	39,437
EnLink Midstream LLC(1)	6.50	09/01/30	85,000	85,951
EnLink Midstream Partners LP	4.15	06/01/25	68,000	65,838
EnLink Midstream Partners LP	5.05	04/01/45	40,000	31,795
EnLink Midstream Partners LP	5.45	06/01/47	55,000	45,995
EnLink Midstream Partners LP	5.60	04/01/44	25,000	20,809
EQM Midstream Partners LP	4.00	08/01/24	20,000	19,415
EQM Midstream Partners LP	4.13	12/01/26	65,000	59,070
EQM Midstream Partners LP(1)	4.50	01/15/29	60,000	51,068
EQM Midstream Partners LP(1)	4.75	01/15/31	125,000	102,593
EQM Midstream Partners LP	5.50	07/15/28	70,000	63,874
EQM Midstream Partners LP(1)	6.00	07/01/25	30,000	29,512
EQM Midstream Partners LP(1)	6.50	07/01/27	55,000	53,699
EQM Midstream Partners LP	6.50	07/15/48	30,000	22,755
EQM Midstream Partners LP(1)	7.50	06/01/27	50,000	49,874
EQM Midstream Partners LP(1)	7.50	06/01/30	25,000	24,293
Harvest Midstream I LP(1)	7.50	09/01/28	70,000	68,564
Hess Midstream Operations LP(1)	4.25	02/15/30	130,000	115,731
Hess Midstream Operations LP(1)	5.50	10/15/30	20,000	18,636

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 7.0% (Continued)
Hess Midstream Operations LP(1)	5.63	02/15/26	$70,000	$68,994
Holly Energy Partners LP/Holly Energy Finance Corp.(1)	5.00	02/01/28	45,000	42,014
Kinetik Holdings LP(1)	5.88	06/15/30	70,000	67,133
New Fortress Energy, Inc.(1)	6.50	09/30/26	120,000	110,653
New Fortress Energy, Inc.(1)	6.75	09/15/25	100,000	95,368
Northriver Midstream Finance LP(1)	5.63	02/15/26	30,000	28,199
NuStar Logistics LP	5.63	04/28/27	55,000	52,550
NuStar Logistics LP	6.00	06/01/26	85,000	83,757
NuStar Logistics LP	6.38	10/01/30	40,000	38,563
Rockies Express Pipeline LLC(1)	3.60	05/15/25	70,000	66,440
Rockies Express Pipeline LLC(1)	4.95	07/15/29	40,000	36,990
Rockies Express Pipeline LLC(1)	7.50	07/15/38	80,000	73,427
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	120,000	111,176
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	65,000	57,799
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.50	10/01/25	65,000	65,567
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	135,000	121,406
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	80,000	67,543
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	110,000	97,574
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	75,000	76,123
				3,311,268
REAL ESTATE – 0.5%
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	55,000	51,398
Greystar Real Estate Partners LLC(1)	5.75	12/01/25	55,000	53,856
Howard Hughes Corp.(1)	4.13	02/01/29	40,000	33,680
Howard Hughes Corp.(1)	4.38	02/01/31	70,000	56,790
Howard Hughes Corp.(1)	5.38	08/01/28	65,000	58,757
				254,481
REAL ESTATE INVESTMENT TRUST (REITS) – 4.2%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	45,000	34,120
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	35,000	29,290
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/ GGSI Sellco LL(1)	4.50	04/01/27	115,000	95,245
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/ GGSI Sellco LL(1)	5.75	05/15/26	25,000	22,731
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	30,000	26,235
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	40,000	30,647
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.38	06/15/26	115,000	102,201
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.75	09/15/30	30,000	23,607
HAT Holdings I LLC/HAT Holdings II LLC(1)	6.00	04/15/25	20,000	19,465
Iron Mountain, Inc.(1)	4.50	02/15/31	75,000	65,308
Iron Mountain, Inc.(1)	4.88	09/15/27	60,000	57,286
Iron Mountain, Inc.(1)	4.88	09/15/29	90,000	82,224
Iron Mountain, Inc.(1)	5.00	07/15/28	25,000	23,569
Iron Mountain, Inc.(1)	5.25	03/15/28	55,000	52,980
Iron Mountain, Inc.(1)	5.25	07/15/30	130,000	119,904
Iron Mountain, Inc.(1)	5.63	07/15/32	140,000	127,312
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	55,000	46,966

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 4.2% (Continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	$85,000	$67,343
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	100,000	68,471
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	75,000	56,885
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	115,000	96,480
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	40,000	35,676
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	30,000	22,278
Office Properties Income Trust	2.40	02/01/27	40,000	25,686
Office Properties Income Trust	2.65	06/15/26	25,000	17,516
Office Properties Income Trust	3.45	10/15/31	30,000	15,484
Office Properties Income Trust	4.25	05/15/24	25,000	23,613
Office Properties Income Trust	4.50	02/01/25	50,000	42,561
RLJ Lodging Trust LP(1)	3.75	07/01/26	45,000	41,635
RLJ Lodging Trust LP(1)	4.00	09/15/29	30,000	25,231
SBA Communications Corp.	3.13	02/01/29	125,000	107,094
SBA Communications Corp.	3.88	02/15/27	115,000	107,385
Service Properties Trust	5.50	12/15/27	35,000	30,639
Service Properties Trust	7.50	09/15/25	80,000	78,470
Starwood Property Trust, Inc.(1)	3.75	12/31/24	88,000	82,365
Starwood Property Trust, Inc.(1)	4.38	01/15/27	45,000	38,857
Starwood Property Trust, Inc.	4.75	03/15/25	50,000	47,323
				1,990,082
RETAIL – 5.0%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	50,000	45,000
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	140,000	131,506
1011778 BC ULC/New Red Finance, Inc.(1)	5.75	04/15/25	30,000	30,098
Abercrombie & Fitch Management Co.(1)	8.75	07/15/25	20,000	20,325
Academy Ltd.(1)	6.00	11/15/27	20,000	19,668
Asbury Automotive Group, Inc.	4.50	03/01/28	20,000	18,192
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	65,000	57,928
Asbury Automotive Group, Inc.	4.75	03/01/30	40,000	35,546
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	50,000	43,130
Bath & Body Works, Inc.	5.25	02/01/28	55,000	52,659
Bath & Body Works, Inc.(1)	6.63	10/01/30	85,000	81,694
Bath & Body Works, Inc.	6.75	07/01/36	55,000	49,027
Bath & Body Works, Inc.	6.88	11/01/35	80,000	72,516
Bath & Body Works, Inc.	7.50	06/15/29	60,000	61,035
Bath & Body Works, Inc.(1)	9.38	07/01/25	20,000	21,427
FirstCash, Inc.(1)	4.63	09/01/28	45,000	41,187
FirstCash, Inc.(1)	5.63	01/01/30	40,000	37,200
Foot Locker, Inc.(1)	4.00	10/01/29	20,000	16,940
Gap, Inc.(1)	3.63	10/01/29	65,000	46,092
Gap, Inc.(1)	3.88	10/01/31	45,000	31,486
Group 1 Automotive, Inc.(1)	4.00	08/15/28	45,000	39,975
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	55,000	54,189
Kohl’s Corp.	4.25	07/17/25	25,000	23,393
Kohl’s Corp.	4.63	05/01/31	40,000	27,323
Kohl’s Corp.	5.55	07/17/45	30,000	17,515
Lithia Motors, Inc.(1)	3.88	06/01/29	100,000	86,704

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 5.0% (Continued)
Lithia Motors, Inc.(1)	4.38	01/15/31	$30,000	$25,792
Lithia Motors, Inc.(1)	4.63	12/15/27	25,000	23,342
Macy’s Retail Holdings LLC	4.50	12/15/34	40,000	28,731
Macy’s Retail Holdings LLC	5.13	01/15/42	25,000	16,485
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	55,000	50,431
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	60,000	52,582
Marks & Spencer PLC(1)	7.13	12/01/37	30,000	28,108
Murphy Oil USA, Inc.(1)	3.75	02/15/31	20,000	17,130
Murphy Oil USA, Inc.	4.75	09/15/29	65,000	60,377
Nordstrom, Inc.	4.00	03/15/27	30,000	25,819
Nordstrom, Inc.	4.38	04/01/30	45,000	35,253
Nordstrom, Inc.	5.00	01/15/44	105,000	65,793
Nordstrom, Inc.	6.95	03/15/28	20,000	19,325
Penske Automotive Group, Inc.	3.50	09/01/25	40,000	38,268
Penske Automotive Group, Inc.	3.75	06/15/29	54,000	47,027
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	100,000	94,631
Sally Holdings LLC/Sally Capital, Inc.	5.63	12/01/25	50,000	49,447
Sonic Automotive, Inc.(1)	4.63	11/15/29	30,000	25,201
Sonic Automotive, Inc.(1)	4.88	11/15/31	70,000	56,593
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	50,000	44,338
Yum! Brands, Inc.	3.63	03/15/31	80,000	70,769
Yum! Brands, Inc.	4.63	01/31/32	25,000	23,340
Yum! Brands, Inc.(1)	4.75	01/15/30	95,000	91,985
Yum! Brands, Inc.	5.38	04/01/32	165,000	161,096
Yum! Brands, Inc.	6.88	11/15/37	30,000	32,089
				2,345,707
SEMICONDUCTORS – 0.9%
Amkor Technology, Inc.(1)	6.63	09/15/27	50,000	50,125
ams-OSRAM AG(1)	7.00	07/31/25	40,000	37,405
Entegris Escrow Corp.(1)	4.75	04/15/29	125,000	116,402
Entegris Escrow Corp.(1)	5.95	06/15/30	85,000	80,884
Entegris, Inc.(1)	4.38	04/15/28	55,000	50,412
ON Semiconductor Corp.(1)	3.88	09/01/28	50,000	45,062
Synaptics, Inc.(1)	4.00	06/15/29	40,000	33,843
				414,133
SOFTWARE – 1.2%
Fair Isaac Corp.(1)	4.00	06/15/28	75,000	69,977
Fair Isaac Corp.(1)	5.25	05/15/26	30,000	29,551
Open Text Corp.(1)	3.88	02/15/28	85,000	75,468
Open Text Corp.(1)	3.88	12/01/29	70,000	58,918
Open Text Holdings, Inc.(1)	4.13	02/15/30	65,000	55,603
Open Text Holdings, Inc.(1)	4.13	12/01/31	65,000	53,871
PTC, Inc.(1)	3.63	02/15/25	40,000	38,634
PTC, Inc.(1)	4.00	02/15/28	40,000	37,251
ROBLOX Corp.(1)	3.88	05/01/30	90,000	76,070
Twilio, Inc.	3.63	03/15/29	45,000	38,474
Twilio, Inc.	3.88	03/15/31	35,000	29,283
				563,100

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 2.5%
British Telecommunications PLC(1)	4.25	11/23/81	$45,000	$39,741
British Telecommunications PLC(1)	4.88	11/23/81	40,000	31,862
Ciena Corp.(1)	4.00	01/31/30	30,000	26,389
Hughes Satellite Systems Corp.	5.25	08/01/26	65,000	62,235
Level 3 Financing, Inc.(1)	3.40	03/01/27	65,000	50,921
Level 3 Financing, Inc.(1)	3.88	11/15/29	60,000	43,873
Level 3 Financing, Inc.(1)	10.50	05/15/30	75,000	71,876
Millicom International Cellular SA(1)	4.50	04/27/31	95,000	73,611
Millicom International Cellular SA(1)	6.25	03/25/29	49,500	44,416
Rogers Communications, Inc.(1)	5.25	03/15/82	65,000	58,796
Sable International Finance Ltd.(1)	5.75	09/07/27	50,000	47,192
United States Cellular Corp.	6.70	12/15/33	45,000	41,010
Viasat, Inc.(1)	5.63	04/15/27	50,000	46,426
Viavi Solutions, Inc.(1)	3.75	10/01/29	30,000	25,087
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	105,000	87,154
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	120,000	102,393
Vodafone Group PLC	3.25	06/04/81	25,000	21,905
Vodafone Group PLC	4.13	06/04/81	75,000	60,754
Vodafone Group PLC	5.13	06/04/81	105,000	79,689
Vodafone Group PLC	7.00	04/04/79	160,000	164,270
				1,179,600
TOYS/GAMES/HOBBIES – 0.4%
Mattel, Inc.(1)	3.38	04/01/26	45,000	42,610
Mattel, Inc.(1)	3.75	04/01/29	75,000	67,775
Mattel, Inc.	5.45	11/01/41	35,000	31,157
Mattel, Inc.(1)	5.88	12/15/27	50,000	50,106
				191,648
TRANSPORTATION – 0.4%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	45,000	40,441
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	55,000	47,728
Rand Parent LLC(1)	8.50	02/15/30	75,000	68,030
XPO CNW, Inc.	6.70	05/01/34	25,000	22,938
XPO Escrow Sub LLC(1)	7.50	11/15/27	30,000	30,780
				209,917
TRUCKING & LEASING – 0.4%
AerCap Global Aviation Trust(1)	6.50	06/15/45	45,000	42,330
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	75,000	68,834
Fortress Transportation & Infrastructure Investors LLC(1)	6.50	10/01/25	50,000	49,443
Fortress Transportation & Infrastructure Investors LLC(1)	9.75	08/01/27	40,000	41,695
				202,302
TOTAL CORPORATE BONDS (Cost - $46,586,869)				46,131,135

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 1.0%
GOVERNMENT OBLIGATIONS – 0.6%
U.S. Treasury Bill	ZCP	07/11/23	$275,000	$272,362

TIME DEPOSITS – 0.4%
Citibank, New York	4.18	05/01/23	181,003	181,003
TOTAL SHORT-TERM INVESTMENTS (Cost - $453,482)				453,365

TOTAL INVESTMENTS – 98.5% (Cost - $47,040,351)				$46,584,500
OTHER ASSETS LESS LIABILITIES – 1.5%				705,803
NET ASSETS – 100.0%				$47,290,303

ZCP Indicates a zero coupon rate.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2023, amounts to $29,811,376 and represents 63.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.0%
ADVERTISING – 2.0%
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	$100,000	$74,089
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	60,000	45,595
CMG Media Corp.(1)	8.88	12/15/27	90,000	69,888
				189,572
AEROSPACE/DEFENSE – 1.1%
Spirit AeroSystems, Inc.	4.60	06/15/28	65,000	55,215
Triumph Group, Inc.	7.75	08/15/25	50,000	46,576
				101,791
AGRICULTURE – 0.5%
Vector Group Ltd.(1)	10.50	11/01/26	50,000	50,407

AIRLINES – 0.4%
American Airlines Group, Inc.(1)	3.75	03/01/25	45,000	42,431

AUTO MANUFACTURERS – 1.9%
Aston Martin Capital Holdings Ltd.(1)	10.50	11/30/25	95,000	93,458
McLaren Finance PLC(1)	7.50	08/01/26	55,000	45,298
PM General Purchaser LLC(1)	9.50	10/01/28	40,000	37,939
				176,695
AUTO PARTS & EQUIPMENT – 2.7%
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	140,000	141,081
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	35,000	32,510
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	55,000	40,814
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	55,000	41,443
				255,848
BEVERAGES – 0.4%
Triton Water Holdings, Inc.(1)	6.25	04/01/29	45,000	37,841

BUILDING MATERIALS – 1.3%
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	25,000	18,842
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	42,000	31,606
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	50,000	43,803
Victors Merger Corp.(1)	6.38	05/15/29	40,000	24,359
				118,610
CHEMICALS – 2.9%
ASP Unifrax Holdings, Inc.(1)	7.50	09/30/29	30,000	21,557
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	30,000	26,656
Innophos Holdings, Inc.(1)	9.38	02/15/28	20,000	20,097
Iris Holding, Inc.(1)	10.00	12/15/28	35,000	27,775
LSF11 A5 Hold Co. LLC(1)	6.63	10/15/29	28,000	24,140
Olympus Water US Holding Corp.(1)	6.25	10/01/29	35,000	28,157
Rayonier AM Products, Inc.(1)	5.50	06/01/24	25,000	25,098
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	60,000	50,077
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	65,000	49,763
				273,320

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COAL – 0.2%
Conuma Resources Ltd.(1)	13.13	05/01/28	$20,000	$19,500

COMMERCIAL SERVICES – 6.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	75,000	58,869
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	85,000	79,181
Aptim Corp.(1)	7.75	06/15/25	50,000	39,745
Cimpress PLC	7.00	06/15/26	55,000	46,124
Deluxe Corp.(1)	8.00	06/01/29	50,000	38,671
Garda World Security Corp.(1)	6.00	06/01/29	50,000	41,170
Garda World Security Corp.(1)	9.50	11/01/27	40,000	38,384
Metis Merger Sub LLC(1)	6.50	05/15/29	65,000	55,156
MPH Acquisition Holdings LLC(1)	5.75	11/01/28	80,000	50,675
PECF USS Intermediate Holding III Corp.(1)	8.00	11/15/29	50,000	32,681
Signal Parent, Inc.(1)	6.13	04/01/29	25,000	10,446
Verscend Escrow Corp.(1)	9.75	08/15/26	90,000	90,947
				582,049
COMPUTERS – 4.2%
Ahead DB Holdings LLC(1)	6.63	05/01/28	40,000	33,441
Diebold Nixdorf, Inc.(1)	9.38	07/15/25	65,000	28,900
Exela Intermediate LLC/Exela Finance, Inc.(1)	11.50	07/15/26	110,000	13,295
McAfee Corp.(1)	7.38	02/15/30	165,000	137,126
Presidio Holdings, Inc.(1)	8.25	02/01/28	50,000	47,133
Vericast Corp.(1)	11.00	09/15/26	100,000	106,375
Virtusa Corp.(1)	7.13	12/15/28	35,000	28,212
				394,482
DISTRIBUTION/WHOLESALE – 0.5%
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	55,000	50,519

DIVERSIFIED FINANCIAL SERVICES – 4.6%
Advisor Group Holdings, Inc.(1)	10.75	08/01/27	25,000	24,834
Aretec Escrow Issuer, Inc.(1)	7.50	04/01/29	30,000	25,154
Armor Holdco, Inc.(1)	8.50	11/15/29	24,000	19,938
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	35,000	20,311
Curo Group Holdings Corp.(1)	7.50	08/01/28	80,000	31,578
Finance of America Funding LLC(1)	7.88	11/15/25	35,000	27,510
Hightower Holding LLC(1)	6.75	04/15/29	20,000	17,374
Home Point Capital, Inc.(1)	5.00	02/01/26	45,000	38,081
LD Holdings Group LLC(1)	6.13	04/01/28	50,000	27,556
LD Holdings Group LLC(1)	6.50	11/01/25	45,000	31,883
NFP Corp.(1)	6.88	08/15/28	170,000	148,469
World Acceptance Corp.(1)	7.00	11/01/26	25,000	20,369
				433,057
ELECTRIC – 0.6%
Pike Corp.(1)	5.50	09/01/28	60,000	54,498

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 1.4%
Artera Services LLC(1)	9.03	12/04/25	$80,000	$68,820
INNOVATE Corp.(1)	8.50	02/01/26	30,000	23,401
Tutor Perini Corp.(1)	6.88	05/01/25	50,000	36,276
				128,497
ENTERTAINMENT – 1.6%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	45,000	24,152
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	80,000	58,075
Motion Bondco DAC(1)	6.63	11/15/27	25,000	22,658
Universal Entertainment Corp.(1)	8.50	12/11/24	50,000	47,170
				152,055
ENVIRONMENTAL CONTROL – 1.1%
Madison IAQ LLC(1)	5.88	06/30/29	85,000	66,615
Waste Pro USA, Inc.(1)	5.50	02/15/26	35,000	32,577
				99,192
FOOD – 2.4%
B&G Foods, Inc.	5.25	04/01/25	85,000	80,404
B&G Foods, Inc.	5.25	09/15/27	30,000	26,316
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.50	04/15/25	35,000	34,357
H-Food Holdings LLC/Hearthside Finance Co., Inc.(1)	8.50	06/01/26	20,000	12,443
Sigma Holdco BV(1)	7.88	05/15/26	35,000	28,119
TreeHouse Foods, Inc.	4.00	09/01/28	45,000	39,867
				221,506
FOOD SERVICE – 0.4%
TKC Holdings, Inc.(1)	10.50	05/15/29	60,000	40,705

FOREST PRODUCTS & PAPER – 0.2%
Glatfelter Corp.(1)	4.75	11/15/29	30,000	21,385

HEALTHCARE-SERVICES – 5.0%
AHP Health Partners, Inc.(1)	5.75	07/15/29	15,000	12,825
Akumin Escrow, Inc.(1)	7.50	08/01/28	50,000	35,160
Akumin, Inc.(1)	7.00	11/01/25	25,000	19,885
Cano Health LLC(1)	6.25	10/01/28	35,000	18,772
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	100,000	71,262
CHS/Community Health Systems, Inc.(1)	6.88	04/01/28	45,000	33,281
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	120,000	88,908
Hadrian Merger Sub, Inc.(1)	8.50	05/01/26	24,000	20,610
LifePoint Health, Inc.(1)	5.38	01/15/29	32,000	20,091
Radiology Partners, Inc.(1)	9.25	02/01/28	55,000	24,413
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(1)	9.75	12/01/26	110,000	91,624
Surgery Center Holdings, Inc.(1)	10.00	04/15/27	20,000	20,527
US Renal Care, Inc.(1)	10.63	07/15/27	42,000	7,560
				464,918

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEHOLD PRODUCTS/WARES – 0.3%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	7.00	12/31/27	$35,000	$30,799

HOUSEWARES – 0.4%
SWF Escrow Issuer Corp.(1)	6.50	10/01/29	55,000	33,610

INSURANCE – 7.4%
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	40,000	33,123
Acrisure LLC/Acrisure Finance, Inc.(1)	7.00	11/15/25	63,000	60,242
Acrisure LLC/Acrisure Finance, Inc.(1)	10.13	08/01/26	44,000	44,768
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	5.88	11/01/29	25,000	21,589
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	6.75	10/15/27	120,000	112,177
AssuredPartners, Inc.(1)	5.63	01/15/29	50,000	43,332
AssuredPartners, Inc.(1)	7.00	08/15/25	45,000	44,605
BroadStreet Partners, Inc.(1)	5.88	04/15/29	60,000	52,106
GTCR AP Finance, Inc.(1)	8.00	05/15/27	30,000	29,363
HUB International Ltd.(1)	5.63	12/01/29	36,000	32,073
HUB International Ltd.(1)	7.00	05/01/26	150,000	149,528
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	20,000	20,346
USI, Inc./NY(1)	6.88	05/01/25	50,000	49,554
				692,806
INTERNET – 1.5%
Arches Buyer, Inc.(1)	6.13	12/01/28	32,000	27,792
Cablevision Lightpath LLC(1)	5.63	09/15/28	25,000	18,288
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	45,000	30,948
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	6.00	02/15/28	20,000	14,918
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	10.75	06/01/28	25,000	22,666
Photo Holdings Merger Sub, Inc.(1)	8.50	10/01/26	65,000	27,871
				142,483
LEISURE TIME – 4.2%
Constellation Merger Sub, Inc.(1)	8.50	09/15/25	30,000	23,734
Life Time, Inc.(1)	8.00	04/15/26	30,000	29,861
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	50,000	39,545
NCL Corp. Ltd.(1)	3.63	12/15/24	40,000	37,547
NCL Corp. Ltd.(1)	5.88	03/15/26	115,000	99,181
NCL Corp. Ltd.(1)	7.75	02/15/29	60,000	50,858
Viking Cruises Ltd.(1)	5.88	09/15/27	80,000	68,727
Viking Cruises Ltd.(1)	6.25	05/15/25	15,000	14,258
Viking Cruises Ltd.(1)	7.00	02/15/29	32,000	27,070
				390,781
LODGING – 0.4%
Full House Resorts, Inc.(1)	8.25	02/15/28	40,000	36,875

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-DIVERSIFIED – 1.3%
OT Merger Corp.(1)	7.88	10/15/29	$24,000	$14,211
SPX FLOW, Inc.(1)	8.75	04/01/30	35,000	29,348
Titan Acquisition Ltd./Titan Co.-Borrower LLC(1)	7.75	04/15/26	55,000	49,022
TK Elevator Holdco GmbH(1)	7.63	07/15/28	30,000	26,868
				119,449
MEDIA – 4.4%
Audacy Capital Corp.(1)	6.50	05/01/27	25,000	1,845
Audacy Capital Corp.(1)	6.75	03/31/29	45,000	3,415
Cengage Learning, Inc.(1)	9.50	06/15/24	35,000	35,046
CSC Holdings LLC(1)	4.63	12/01/30	75,000	36,685
CSC Holdings LLC(1)	5.00	11/15/31	50,000	24,043
CSC Holdings LLC	5.25	06/01/24	35,000	34,171
CSC Holdings LLC(1)	5.75	01/15/30	100,000	51,124
CSC Holdings LLC(1)	7.50	04/01/28	55,000	34,442
iHeartCommunications, Inc.	8.38	05/01/27	90,000	59,475
Liberty Interactive LLC	8.25	02/01/30	50,000	15,131
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	60,000	51,654
Radiate Holdco LLC/Radiate Finance, Inc.(1)	6.50	09/15/28	85,000	39,738
Spanish Broadcasting System, Inc.(1)	9.75	03/01/26	35,000	23,007
				409,776
METAL FABRICATE/HARDWARE – 0.2%
Park-Ohio Industries, Inc.	6.63	04/15/27	25,000	19,980

MINING – 0.3%
IAMGOLD Corp.(1)	5.75	10/15/28	40,000	31,637

MISCELLANEOUS MANUFACTURER – 1.0%
FXI Holdings, Inc.(1)	7.88	11/01/24	35,000	31,837
FXI Holdings, Inc.(1)	12.25	11/15/26	70,000	62,636
				94,473
OIL & GAS – 4.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	20,000	19,376
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	11.00	04/15/25	50,000	51,429
Global Marine, Inc.	7.00	06/01/28	30,000	24,375
Nabors Industries Ltd.(1)	7.25	01/15/26	55,000	51,917
Nabors Industries Ltd.(1)	7.50	01/15/28	25,000	22,781
Nabors Industries, Inc.	5.75	02/01/25	35,000	34,209
Transocean, Inc.	6.80	03/15/38	45,000	30,685
Transocean, Inc.(1)	7.25	11/01/25	25,000	23,843
Transocean, Inc.(1)	7.50	01/15/26	25,000	23,092
Transocean, Inc.	7.50	04/15/31	25,000	19,279
Transocean, Inc.(1)	8.00	02/01/27	60,000	53,333
Transocean, Inc.(1)	11.50	01/30/27	35,000	35,857
				390,176

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 5.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	$40,000	$34,254
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	110,000	94,199
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	90,000	82,909
Graham Packaging Co., Inc.(1)	7.13	08/15/28	32,000	27,881
LABL, Inc.(1)	8.25	11/01/29	35,000	30,450
LABL, Inc.(1)	10.50	07/15/27	60,000	57,087
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	110,000	104,519
Trident TPI Holdings, Inc.(1)	9.25	08/01/24	40,000	40,952
Trivium Packaging Finance BV(1)	8.50	08/15/27	60,000	58,011
				530,262
PHARMACEUTICALS – 1.2%
Bausch Health Cos, Inc.(1)	14.00	10/15/30	35,000	22,575
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	10.00	06/15/29	48,000	25,151
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	11.50	12/15/28	50,000	39,407
P&L Development LLC/PLD Finance Corp.(1)	7.75	11/15/25	30,000	24,032
				111,165
PIPELINES – 0.8%
NGL Energy Partners LP/NGL Energy Finance Corp.	6.13	03/01/25	65,000	60,122
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.75	04/15/25	15,000	12,506
				72,628
REAL ESTATE – 0.3%
WeWork Cos, Inc.(1)	7.88	05/01/25	55,000	29,330

REAL ESTATE INVESTMENT TRUST (REITS) – 2.1%
Diversified Healthcare Trust	4.38	03/01/31	50,000	31,547
Diversified Healthcare Trust	4.75	02/15/28	50,000	30,914
Diversified Healthcare Trust	9.75	06/15/25	45,000	43,139
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	55,000	32,497
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	6.50	02/15/29	95,000	57,435
				195,532
RETAIL – 7.7%
At Home Group, Inc.(1)	7.13	07/15/29	75,000	42,068
Carrols Restaurant Group, Inc.(1)	5.88	07/01/29	20,000	16,573
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	100,000	81,099
Foundation Building Materials, Inc.(1)	6.00	03/01/29	35,000	28,003
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	40,000	23,736
Guitar Center, Inc.(1)	8.50	01/15/26	35,000	31,003
LBM Acquisition LLC(1)	6.25	01/15/29	65,000	51,842
Michaels Cos, Inc.(1)	7.88	05/01/29	110,000	73,839
NMG Holding Co., Inc./Neiman Marcus Group LLC(1)	7.13	04/01/26	90,000	83,724
Park River Holdings, Inc.(1)	5.63	02/01/29	25,000	18,334
Park River Holdings, Inc.(1)	6.75	08/01/29	20,000	14,636
Rite Aid Corp.(1)	8.00	11/15/26	105,000	56,907
SRS Distribution, Inc.(1)	6.00	12/01/29	85,000	69,345
SRS Distribution, Inc.(1)	6.13	07/01/29	25,000	20,651

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 7.7% (Continued)
Staples, Inc.(1)	10.75	04/15/27	$85,000	$57,642
White Capital Buyer LLC(1)	6.88	10/15/28	55,000	47,750
				717,152
SOFTWARE – 5.6%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	195,000	160,350
Boxer Parent Co., Inc.(1)	9.13	03/01/26	24,000	23,504
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	80,000	72,142
Cloud Software Group, Inc.(1)	9.00	09/30/29	200,000	172,043
CWT Travel Group, Inc.(1)	8.50	11/19/26	55,000	39,056
Rackspace Technology Global, Inc.(1)	5.38	12/01/28	55,000	13,108
Rocket Software, Inc.(1)	6.50	02/15/29	50,000	41,554
				521,757
TELECOMMUNICATIONS – 5.4%
Altice France Holding SA(1)	6.00	02/15/28	100,000	61,683
Altice France Holding SA(1)	10.50	05/15/27	115,000	85,038
CommScope Technologies LLC(1)	5.00	03/15/27	36,000	24,917
CommScope Technologies LLC(1)	6.00	06/15/25	80,000	75,305
CommScope, Inc.(1)	7.13	07/01/28	35,000	25,152
CommScope, Inc.(1)	8.25	03/01/27	70,000	54,190
Embarq Corp.	8.00	06/01/36	120,000	51,733
Lumen Technologies, Inc.(1)	4.50	01/15/29	50,000	21,322
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	60,000	33,569
Telesat Canada/Telesat LLC(1)	6.50	10/15/27	40,000	14,418
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	90,000	57,628
				504,955
TEXTILES – 0.3%
Eagle Intermediate Global Holding BV/Eagle US Finance LLC(1)	7.50	05/01/25	45,000	29,194

TRANSPORTATION – 0.7%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	20,000	14,713
Watco Cos LLC/Watco Finance Corp.(1)	6.50	06/15/27	55,000	53,394
				68,107
TOTAL CORPORATE BONDS (Cost - $9,462,833)				9,081,805

SHORT-TERM INVESTMENTS – 2.5%
GOVERNMENT OBLIGATIONS – 1.6%
U.S. Treasury Bill	ZCP	06/20/23	150,000	148,997

TIME DEPOSITS – 0.9%
Skandinaviska Enskilda Banken, Stockholm	4.18	05/01/23	88,539	88,539
TOTAL SHORT-TERM INVESTMENTS (Cost - $237,640)				237,536

TOTAL INVESTMENTS – 99.5% (Cost - $9,700,473)				$9,319,341
OTHER ASSETS LESS LIABILITIES – 0.5%				42,329
NET ASSETS – 100.0%				$9,361,670

ZCP Indicates a zero coupon rate.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2023, amounts to $8,320,037 and represents 88.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 11.4%
BANKS – 0.3%
Banco Nacional de Comercio Exterior SNC/Cayman Islands	4.38	10/14/25	$200,000	$195,209
Banco Nacional de Panama	2.50	08/11/30	425,000	338,938
				534,147
CHEMICALS – 0.5%
CNAC HK Finbridge Co. Ltd.	3.00	09/22/30	200,000	169,432
CNAC HK Finbridge Co. Ltd.	3.38	06/19/24	275,000	269,197
CNAC HK Finbridge Co. Ltd.	4.13	07/19/27	200,000	190,812
CNAC HK Finbridge Co. Ltd.	5.13	03/14/28	300,000	296,194
				925,635
COMMERCIAL SERVICES – 0.2%
DP World Crescent Ltd.	3.88	07/18/29	400,000	380,673

DIVERSIFIED FINANCIAL SERVICES – 0.2%
Power Sector Assets & Liabilities Management Corp.	7.39	12/02/24	425,000	441,185

ELECTRIC – 1.6%
Comision Federal de Electricidad	4.69	05/15/29	200,000	180,946
Eskom Holdings SOC Ltd.	6.35	08/10/28	450,000	425,637
Eskom Holdings SOC Ltd.	7.13	02/11/25	550,000	538,224
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13	05/15/27	275,000	267,545
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.45	05/21/28	200,000	204,025
SPIC MTN Co. Ltd.	1.63	07/27/25	225,000	209,714
State Grid Overseas Investment 2014 Ltd.	4.13	05/07/24	275,000	273,248
State Grid Overseas Investment BVI Ltd.	1.63	08/05/30	225,000	188,890
State Grid Overseas Investment BVI Ltd.	3.50	05/04/27	400,000	390,183
Three Gorges Finance I Cayman Islands Ltd.	3.15	06/02/26	225,000	216,042
				2,894,454
INVESTMENT COMPANIES – 1.0%
Gaci First Investment Co.	4.75	02/14/30	200,000	202,526
Gaci First Investment Co.	5.00	10/13/27	250,000	255,826
Gaci First Investment Co.	5.25	10/13/32	300,000	315,129
MDGH GMTN RSC Ltd.	2.50	05/21/26	275,000	259,597
MDGH GMTN RSC Ltd.	2.88	11/07/29	450,000	413,013
MDGH GMTN RSC Ltd.	2.88	05/21/30	200,000	182,391
MDGH GMTN RSC Ltd.	3.38	03/28/32	200,000	185,824
				1,814,306
MINING – 0.7%
Corp. Nacional del Cobre de Chile	3.00	09/30/29	325,000	292,127
Corp. Nacional del Cobre de Chile	3.15	01/14/30	300,000	270,693
Corp. Nacional del Cobre de Chile	3.63	08/01/27	400,000	382,689
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	4.75	05/15/25	200,000	198,451
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45	05/15/30	200,000	199,750
				1,343,710

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 5.9%
Oil & Gas Holding Co. BSCC	7.50	10/25/27	$475,000	$487,914
Pertamina Persero PT	1.40	02/09/26	200,000	182,276
Petroleos del Peru SA	4.75	06/19/32	400,000	298,688
Petroleos Mexicanos	4.50	01/23/26	175,000	159,299
Petroleos Mexicanos	5.35	02/12/28	350,000	291,439
Petroleos Mexicanos	5.95	01/28/31	625,000	464,859
Petroleos Mexicanos	6.49	01/23/27	250,000	224,844
Petroleos Mexicanos	6.50	03/13/27	600,000	537,090
Petroleos Mexicanos	6.50	01/23/29	200,000	169,280
Petroleos Mexicanos	6.70	02/16/32	1,175,000	906,953
Petroleos Mexicanos	6.84	01/23/30	400,000	323,440
Petroleos Mexicanos	6.88	08/04/26	450,000	423,956
Petroleos Mexicanos	8.75	06/02/29	250,000	230,000
Petroleos Mexicanos	10.00	02/07/33	250,000	232,375
Petronas Capital Ltd.	2.48	01/28/32	700,000	601,125
Petronas Capital Ltd.	3.50	03/18/25	850,000	833,138
Petronas Capital Ltd.	3.50	04/21/30	1,300,000	1,229,027
Qatar Energy	1.38	09/12/26	400,000	363,745
Qatar Energy	2.25	07/12/31	900,000	777,497
Sinopec Group Overseas Development 2014 Ltd.	4.38	04/10/24	500,000	497,862
Sinopec Group Overseas Development 2015 Ltd.	3.25	04/28/25	275,000	267,081
Sinopec Group Overseas Development 2017 Ltd.	3.63	04/12/27	250,000	244,451
Sinopec Group Overseas Development 2018 Ltd.	1.45	01/08/26	250,000	229,863
Sinopec Group Overseas Development 2018 Ltd.	2.30	01/08/31	225,000	196,734
Sinopec Group Overseas Development 2018 Ltd.	2.70	05/13/30	275,000	249,501
Sinopec Group Overseas Development 2018 Ltd.	2.95	11/12/29	250,000	231,668
				10,654,105
PIPELINES – 0.7%
Southern Gas Corridor CJSC	6.88	03/24/26	1,150,000	1,184,609

TRANSPORTATION – 0.3%
Pelabuhan Indonesia Persero PT	4.25	05/05/25	200,000	196,681
Transnet SOC Ltd.	8.25	02/06/28	350,000	347,343
				544,024
TOTAL CORPORATE BONDS (Cost - $20,660,564)				20,716,848

GOVERNMENT AGENCIES AND OBLIGATIONS – 87.1%
GOVERNMENT AGENCIES – 1.8%
China Development Bank	1.00	10/27/25	225,000	206,687
Export-Import Bank of China	2.88	04/26/26	200,000	192,366
Export-Import Bank of China	3.63	07/31/24	275,000	271,521
Export-Import Bank of India	2.25	01/13/31	600,000	491,844
Export-Import Bank of India	3.25	01/15/30	600,000	537,526
Export-Import Bank of India	3.38	08/05/26	500,000	474,320
Export-Import Bank of India	3.88	02/01/28	575,000	547,745
Export-Import Bank of India	5.50	01/18/33	550,000	560,117
				3,282,126

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 85.3%
Abu Dhabi Government International Bond	1.63	06/02/28	$400,000	$359,753
Abu Dhabi Government International Bond	1.70	03/02/31	300,000	256,640
Abu Dhabi Government International Bond	1.88	09/15/31	350,000	300,090
Abu Dhabi Government International Bond	2.13	09/30/24	625,000	602,164
Abu Dhabi Government International Bond	2.50	04/16/25	600,000	579,618
Abu Dhabi Government International Bond	2.50	09/30/29	600,000	554,163
Abu Dhabi Government International Bond	3.13	05/03/26	500,000	485,856
Abu Dhabi Government International Bond	3.13	10/11/27	800,000	774,486
Abu Dhabi Government International Bond	3.13	04/16/30	625,000	596,939
Angolan Government International Bond	8.00	11/26/29	1,050,000	888,069
Angolan Government International Bond	8.25	05/09/28	1,000,000	879,763
Angolan Government International Bond	8.75	04/14/32	1,000,000	831,623
Argentine Republic Government International Bond(1)	0.50	07/09/30	4,750,000	1,166,932
Argentine Republic Government International Bond(1)	1.50	07/09/35	4,500,000	1,012,838
Argentine Republic Government International Bond(1)	3.88	01/09/38	2,500,000	697,087
Bahrain Government International Bond	5.25	01/25/33	650,000	563,865
Bahrain Government International Bond	5.45	09/16/32	500,000	447,993
Bahrain Government International Bond	5.63	09/30/31	475,000	440,402
Bahrain Government International Bond	6.75	09/20/29	600,000	599,292
Bahrain Government International Bond	7.00	01/26/26	525,000	540,749
Bahrain Government International Bond	7.00	10/12/28	750,000	770,248
Bahrain Government International Bond	7.38	05/14/30	475,000	490,381
Bolivian Government International Bond	4.50	03/20/28	600,000	343,496
Brazilian Government International Bond	2.88	06/06/25	600,000	575,357
Brazilian Government International Bond	3.75	09/12/31	500,000	432,719
Brazilian Government International Bond	3.88	06/12/30	1,100,000	985,724
Brazilian Government International Bond	4.25	01/07/25	1,700,000	1,684,173
Brazilian Government International Bond	4.50	05/30/29	700,000	666,062
Brazilian Government International Bond	4.63	01/13/28	1,025,000	1,005,789
Brazilian Government International Bond	6.00	04/07/26	750,000	779,136
CBB International Sukuk Co. 5 SPC	5.62	02/12/24	475,000	473,744
CBB International Sukuk Co. 7 SPC	6.88	10/05/25	475,000	490,746
CBB International Sukuk Programme Co. WLL	3.88	05/18/29	475,000	430,751
CBB International Sukuk Programme Co. WLL	3.95	09/16/27	325,000	312,624
CBB International Sukuk Programme Co. WLL	4.50	03/30/27	475,000	463,556
CBB International Sukuk Programme Co. WLL	6.25	11/14/24	475,000	478,914
CBB International Sukuk Programme Co. WLL	6.25	10/18/30	300,000	303,563
Chile Government International Bond	2.45	01/31/31	525,000	462,692
Chile Government International Bond	2.55	01/27/32	425,000	371,074
Chile Government International Bond	2.75	01/31/27	425,000	402,030
Chile Government International Bond	3.24	02/06/28	575,000	551,858
China Government International Bond	0.55	10/21/25	350,000	320,427
China Government International Bond	0.75	10/26/24	450,000	428,060
China Government International Bond	1.20	10/21/30	350,000	298,510
China Government International Bond	1.25	10/26/26	300,000	273,890
China Government International Bond	1.75	10/26/31	250,000	219,406
China Government International Bond	1.95	12/03/24	350,000	338,300
China Government International Bond	2.13	12/03/29	375,000	345,127

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 85.3% (Continued)
China Government International Bond	2.63	11/02/27	$250,000	$240,363
Colombia Government International Bond	3.00	01/30/30	650,000	499,579
Colombia Government International Bond	3.13	04/15/31	950,000	706,484
Colombia Government International Bond	3.25	04/22/32	750,000	543,302
Colombia Government International Bond	3.88	04/25/27	725,000	653,912
Colombia Government International Bond	4.50	01/28/26	550,000	523,273
Colombia Government International Bond	4.50	03/15/29	750,000	654,262
Colombia Government International Bond	8.00	04/20/33	400,000	399,971
Costa Rica Government International Bond	6.13	02/19/31	700,000	707,352
Costa Rica Government International Bond	6.55	04/03/34	800,000	817,500
Croatia Government International Bond	6.00	01/26/24	1,000,000	1,008,038
Dominican Republic International Bond	4.50	01/30/30	900,000	797,691
Dominican Republic International Bond	4.88	09/23/32	1,400,000	1,208,246
Dominican Republic International Bond	5.50	01/27/25	550,000	546,011
Dominican Republic International Bond	5.50	02/22/29	850,000	811,909
Dominican Republic International Bond	5.95	01/25/27	775,000	770,488
Dominican Republic International Bond	6.00	07/19/28	600,000	592,820
Dominican Republic International Bond	6.00	02/22/33	725,000	678,879
Dominican Republic International Bond	6.88	01/29/26	700,000	714,838
Ecuador Government International Bond	ZCP	07/31/30	600,000	186,179
Ecuador Government International Bond(1)	2.50	07/31/35	4,500,000	1,666,142
Ecuador Government International Bond(1)	5.50	07/31/30	2,300,000	1,220,144
Egypt Government International Bond	5.75	05/29/24	550,000	460,217
Egypt Government International Bond	5.80	09/30/27	450,000	277,539
Egypt Government International Bond	5.88	06/11/25	625,000	452,142
Egypt Government International Bond	5.88	02/16/31	625,000	335,959
Egypt Government International Bond	6.59	02/21/28	575,000	355,663
Egypt Government International Bond	7.05	01/15/32	400,000	222,448
Egypt Government International Bond	7.50	01/31/27	825,000	555,462
Egypt Government International Bond	7.60	03/01/29	775,000	477,363
Egypt Government International Bond	7.63	05/29/32	725,000	409,021
Egyptian Financial Co. for Sovereign Taskeek	10.88	02/28/26	500,000	413,088
Ethiopia International Bond	6.63	12/11/24	550,000	386,067
Finance Department Government of Sharjah	6.50	11/23/32	200,000	208,500
Gabon Government International Bond	6.63	02/06/31	575,000	426,650
Ghana Government International Bond	6.38	02/11/27	725,000	275,498
Ghana Government International Bond	7.63	05/16/29	550,000	205,728
Ghana Government International Bond	7.75	04/07/29	575,000	215,136
Ghana Government International Bond	8.13	01/18/26	575,000	233,681
Ghana Government International Bond	8.13	03/26/32	750,000	280,787
Ghana Government International Bond	8.63	04/07/34	300,000	111,842
Ghana Government International Bond	10.75	10/14/30	600,000	411,888
Hazine Mustesarligi Varlik Kiralama AS	4.49	11/25/24	225,000	215,853
Hazine Mustesarligi Varlik Kiralama AS	5.13	06/22/26	525,000	478,931
Hazine Mustesarligi Varlik Kiralama AS	7.25	02/24/27	650,000	625,994
Hazine Mustesarligi Varlik Kiralama AS	9.76	11/13/25	450,000	462,170
Hungary Government International Bond	2.13	09/22/31	1,100,000	860,723
Hungary Government International Bond	5.25	06/16/29	1,050,000	1,042,180

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 85.3% (Continued)
Hungary Government International Bond	5.38	03/25/24	$630,000	$631,049
Hungary Government International Bond	6.13	05/22/28	850,000	882,585
Hungary Government International Bond	6.25	09/22/32	1,150,000	1,194,928
Indonesia Government International Bond	1.85	03/12/31	250,000	206,706
Indonesia Government International Bond	2.15	07/28/31	200,000	168,510
Indonesia Government International Bond	2.85	02/14/30	250,000	228,176
Indonesia Government International Bond	3.50	01/11/28	225,000	217,361
Indonesia Government International Bond	3.55	03/31/32	200,000	186,567
Indonesia Government International Bond	3.85	07/18/27	200,000	196,468
Indonesia Government International Bond	3.85	10/15/30	275,000	265,288
Indonesia Government International Bond	4.10	04/24/28	200,000	198,127
Indonesia Government International Bond	4.13	01/15/25	275,000	274,584
Indonesia Government International Bond	4.35	01/08/27	250,000	250,133
Indonesia Government International Bond	4.55	01/11/28	220,000	221,658
Indonesia Government International Bond	4.65	09/20/32	250,000	251,214
Indonesia Government International Bond	4.75	01/08/26	400,000	405,589
Indonesia Government International Bond	4.75	02/11/29	225,000	229,085
Indonesia Government International Bond	4.85	01/11/33	200,000	203,289
Indonesia Government International Bond	5.88	01/15/24	325,000	328,844
Iraq International Bond	5.80	01/15/28	703,125	658,239
Ivory Coast Government International Bond	6.13	06/15/33	750,000	636,373
Jamaica Government International Bond	6.75	04/28/28	850,000	898,104
Jordan Government International Bond	5.75	01/31/27	600,000	574,976
Jordan Government International Bond	5.85	07/07/30	700,000	630,411
Jordan Government International Bond	6.13	01/29/26	600,000	590,316
Jordan Government International Bond	7.50	01/13/29	650,000	651,029
Kazakhstan Government International Bond	3.88	10/14/24	900,000	903,283
Kazakhstan Government International Bond	5.13	07/21/25	1,450,000	1,498,466
KSA Sukuk Ltd.	2.25	05/17/31	450,000	393,462
KSA Sukuk Ltd.	2.97	10/29/29	575,000	536,786
KSA Sukuk Ltd.	3.63	04/20/27	1,000,000	984,618
KSA Sukuk Ltd.	4.30	01/19/29	450,000	453,796
KSA Sukuk Ltd.	5.27	10/25/28	325,000	341,995
Kuwait International Government Bond	3.50	03/20/27	2,650,000	2,612,960
Lebanon Government International Bond(2)	6.00	01/27/23	600,000	37,261
Lebanon Government International Bond(2)	6.10	10/04/22	1,700,000	106,802
Lebanon Government International Bond(2)	6.65	02/26/30	1,200,000	74,529
Lebanon Government International Bond(2)	6.85	03/23/27	1,100,000	68,866
Lebanon Government International Bond(2)	8.25	04/12/21	200,000	12,611
Malaysia Sovereign Sukuk Bhd	3.04	04/22/25	550,000	538,860
Malaysia Sukuk Global Bhd	3.18	04/27/26	550,000	538,032
Mexico Government International Bond	2.66	05/24/31	500,000	423,972
Mexico Government International Bond	3.25	04/16/30	575,000	521,340
Mexico Government International Bond	3.75	01/11/28	325,000	314,611
Mexico Government International Bond	4.13	01/21/26	325,000	321,392
Mexico Government International Bond	4.15	03/28/27	400,000	396,159
Mexico Government International Bond	4.50	04/22/29	500,000	494,856
Mexico Government International Bond	4.75	04/27/32	400,000	390,609

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 85.3% (Continued)
Mexico Government International Bond	8.30	08/15/31	$150,000	$178,097
Morocco Government International Bond	3.00	12/15/32	600,000	486,372
Morocco Government International Bond	5.95	03/08/28	730,000	750,794
Nigeria Government International Bond	6.13	09/28/28	600,000	459,278
Nigeria Government International Bond	6.50	11/28/27	875,000	701,422
Nigeria Government International Bond	7.14	02/23/30	750,000	563,640
Nigeria Government International Bond	7.63	11/21/25	650,000	591,183
Nigeria Government International Bond	7.88	02/16/32	850,000	632,974
Nigeria Government International Bond	8.38	03/24/29	725,000	593,335
Nigeria Government International Bond	8.75	01/21/31	600,000	478,611
Oman Government International Bond	4.75	06/15/26	1,075,000	1,057,367
Oman Government International Bond	4.88	02/01/25	550,000	545,793
Oman Government International Bond	5.38	03/08/27	700,000	699,116
Oman Government International Bond	5.63	01/17/28	1,075,000	1,086,167
Oman Government International Bond	6.00	08/01/29	975,000	999,095
Oman Government International Bond	6.25	01/25/31	750,000	778,230
Oman Government International Bond	6.75	10/28/27	625,000	660,156
Oman Government International Bond	7.38	10/28/32	450,000	501,406
Oman Sovereign Sukuk Co.	4.40	06/01/24	875,000	865,423
Oman Sovereign Sukuk Co.	4.88	06/15/30	800,000	808,964
Oman Sovereign Sukuk Co.	5.93	10/31/25	650,000	666,265
Pakistan Global Sukuk Programme Co. Ltd.	7.95	01/31/29	575,000	254,163
Pakistan Government International Bond	6.00	04/08/26	775,000	283,739
Pakistan Government International Bond	6.88	12/05/27	875,000	313,099
Pakistan Government International Bond	7.38	04/08/31	825,000	284,994
Pakistan Government International Bond	8.25	04/15/24	575,000	292,143
Panama Government International Bond	2.25	09/29/32	900,000	697,311
Panama Government International Bond	3.16	01/23/30	625,000	553,745
Panama Government International Bond	3.30	01/19/33	450,000	381,807
Panama Government International Bond	3.75	03/16/25	500,000	491,085
Panama Government International Bond	3.88	03/17/28	400,000	386,133
Paraguay Government International Bond	4.95	04/28/31	600,000	582,246
Perusahaan Penerbit SBSN Indonesia III	1.50	06/09/26	250,000	230,033
Perusahaan Penerbit SBSN Indonesia III	2.55	06/09/31	250,000	219,773
Perusahaan Penerbit SBSN Indonesia III	2.80	06/23/30	200,000	181,467
Perusahaan Penerbit SBSN Indonesia III	4.15	03/29/27	350,000	349,571
Perusahaan Penerbit SBSN Indonesia III	4.33	05/28/25	350,000	351,288
Perusahaan Penerbit SBSN Indonesia III	4.35	09/10/24	275,000	275,979
Perusahaan Penerbit SBSN Indonesia III	4.40	06/06/27	325,000	326,640
Perusahaan Penerbit SBSN Indonesia III	4.40	03/01/28	325,000	326,918
Perusahaan Penerbit SBSN Indonesia III	4.45	02/20/29	200,000	201,654
Perusahaan Penerbit SBSN Indonesia III	4.55	03/29/26	300,000	302,239
Perusahaan Penerbit SBSN Indonesia III	4.70	06/06/32	300,000	305,606
Peruvian Government International Bond	1.86	12/01/32	425,000	329,694
Peruvian Government International Bond	2.39	01/23/26	425,000	402,175
Peruvian Government International Bond	2.78	01/23/31	1,575,000	1,367,947
Peruvian Government International Bond	4.13	08/25/27	425,000	418,767
Peruvian Government International Bond	7.35	07/21/25	650,000	686,478

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 85.3% (Continued)
Philippine Government International Bond	1.65	06/10/31	$450,000	$366,059
Philippine Government International Bond	2.46	05/05/30	375,000	329,349
Philippine Government International Bond	3.00	02/01/28	750,000	710,885
Philippine Government International Bond	3.75	01/14/29	550,000	533,174
Philippine Government International Bond	4.20	01/21/24	550,000	547,687
Philippine Government International Bond	5.50	03/30/26	375,000	387,741
Philippine Government International Bond	6.38	01/15/32	375,000	424,110
Philippine Government International Bond	7.75	01/14/31	600,000	718,971
Philippine Government International Bond	9.50	02/02/30	450,000	576,128
Philippine Government International Bond	10.63	03/16/25	450,000	502,899
Qatar Government International Bond	3.25	06/02/26	950,000	928,924
Qatar Government International Bond	3.38	03/14/24	525,000	518,788
Qatar Government International Bond	3.40	04/16/25	525,000	515,160
Qatar Government International Bond	3.75	04/16/30	800,000	793,178
Qatar Government International Bond	4.00	03/14/29	1,050,000	1,054,337
Qatar Government International Bond	4.50	04/23/28	800,000	820,546
Qatar Government International Bond	9.75	06/15/30	450,000	607,482
RAK Capital	3.09	03/31/25	200,000	193,754
Republic of Azerbaijan International Bond	3.50	09/01/32	650,000	568,038
Republic of Kenya Government International Bond	6.88	06/24/24	1,150,000	1,001,476
Republic of Kenya Government International Bond	7.25	02/28/28	600,000	464,192
Republic of Kenya Government International Bond	8.00	05/22/32	700,000	528,199
Republic of Poland Government International Bond	3.25	04/06/26	1,000,000	976,745
Republic of Poland Government International Bond	4.00	01/22/24	1,150,000	1,143,580
Republic of Poland Government International Bond	5.50	11/16/27	850,000	892,523
Republic of Poland Government International Bond	5.75	11/16/32	850,000	923,414
Republic of South Africa Government International Bond	4.30	10/12/28	900,000	810,187
Republic of South Africa Government International Bond	4.67	01/17/24	675,000	668,999
Republic of South Africa Government International Bond	4.85	09/27/27	450,000	429,002
Republic of South Africa Government International Bond	4.85	09/30/29	950,000	855,938
Republic of South Africa Government International Bond	4.88	04/14/26	550,000	534,119
Republic of South Africa Government International Bond	5.88	09/16/25	900,000	900,220
Republic of South Africa Government International Bond	5.88	06/22/30	625,000	587,556
Republic of South Africa Government International Bond	5.88	04/20/32	625,000	568,950
Romanian Government International Bond	3.00	02/27/27	950,000	868,568
Romanian Government International Bond	3.00	02/14/31	800,000	669,510
Romanian Government International Bond	3.63	03/27/32	650,000	557,245
Romanian Government International Bond	5.25	11/25/27	600,000	594,933
Romanian Government International Bond	6.63	02/17/28	650,000	677,087
Romanian Government International Bond	7.13	01/17/33	850,000	910,760
Saudi Government International Bond	2.25	02/02/33	450,000	375,271
Saudi Government International Bond	2.50	02/03/27	275,000	260,322
Saudi Government International Bond	2.75	02/03/32	225,000	200,980
Saudi Government International Bond	2.90	10/22/25	550,000	532,873
Saudi Government International Bond	3.25	10/26/26	900,000	876,512
Saudi Government International Bond	3.25	10/22/30	350,000	327,255
Saudi Government International Bond	3.63	03/04/28	900,000	875,718
Saudi Government International Bond	4.00	04/17/25	800,000	795,326

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 85.3% (Continued)
Saudi Government International Bond	4.38	04/16/29	$850,000	$858,039
Saudi Government International Bond	4.50	04/17/30	500,000	505,469
Saudi Government International Bond	4.75	01/18/28	525,000	535,647
Saudi Government International Bond	5.50	10/25/32	500,000	542,206
Senegal Government International Bond	6.25	05/23/33	625,000	494,625
Serbia International Bond	2.13	12/01/30	700,000	547,183
Sharjah Sukuk Program Ltd.	2.94	06/10/27	225,000	206,054
Sharjah Sukuk Program Ltd.	3.23	10/23/29	200,000	179,179
Sharjah Sukuk Program Ltd.	3.85	04/03/26	200,000	193,097
Sharjah Sukuk Program Ltd.	4.23	03/14/28	250,000	239,822
Sri Lanka Government International Bond	5.75	04/18/23	725,000	245,112
Sri Lanka Government International Bond	6.20	05/11/27	900,000	299,884
Sri Lanka Government International Bond	6.75	04/18/28	725,000	242,067
Sri Lanka Government International Bond	6.85	03/14/24	600,000	202,131
Sri Lanka Government International Bond	6.85	11/03/25	1,300,000	463,528
Sri Lanka Government International Bond	7.55	03/28/30	1,675,000	559,659
Trinidad & Tobago Government International Bond	4.50	08/04/26	600,000	589,121
Tunisian Republic International Bond	5.75	01/30/25	575,000	298,737
Turkey Government International Bond	4.25	03/13/25	425,000	395,954
Turkey Government International Bond	4.25	04/14/26	325,000	290,886
Turkey Government International Bond	4.75	01/26/26	400,000	365,185
Turkey Government International Bond	4.88	10/09/26	650,000	583,778
Turkey Government International Bond	5.13	02/17/28	425,000	371,183
Turkey Government International Bond	5.25	03/13/30	425,000	351,157
Turkey Government International Bond	5.60	11/14/24	550,000	530,373
Turkey Government International Bond	5.75	03/22/24	525,000	515,572
Turkey Government International Bond	5.88	06/26/31	375,000	313,747
Turkey Government International Bond	5.95	01/15/31	500,000	421,819
Turkey Government International Bond	6.00	03/25/27	700,000	645,498
Turkey Government International Bond	6.13	10/24/28	600,000	538,963
Turkey Government International Bond	6.35	08/10/24	500,000	491,230
Turkey Government International Bond	6.38	10/14/25	550,000	524,241
Turkey Government International Bond	7.25	12/23/23	225,000	226,045
Turkey Government International Bond	7.38	02/05/25	600,000	592,321
Turkey Government International Bond	7.63	04/26/29	850,000	808,443
Turkey Government International Bond	8.60	09/24/27	425,000	425,553
Turkey Government International Bond	9.13	07/13/30	200,000	200,261
Turkey Government International Bond	9.38	03/14/29	250,000	253,192
Turkey Government International Bond	9.38	01/19/33	450,000	455,258
Turkey Government International Bond	9.88	01/15/28	550,000	569,775
Turkey Government International Bond	11.88	01/15/30	325,000	381,404
UAE Government International Bond	2.00	10/19/31	225,000	194,880
UAE Government International Bond	4.05	07/07/32	250,000	251,444
Ukraine Government International Bond	6.88	05/21/31	1,000,000	165,983
Ukraine Government International Bond	7.75	09/01/25	775,000	150,929
Ukraine Government International Bond	7.75	09/01/26	750,000	132,204
Ukraine Government International Bond	7.75	09/01/27	800,000	141,050
Ukraine Government International Bond	7.75	09/01/28	750,000	133,481

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount		Value
GOVERNMENT OBLIGATIONS – 85.3% (Continued)
Ukraine Government International Bond	7.75	09/01/29		$750,000	$133,089
Ukraine Government International Bond	9.75	11/01/30		950,000	173,672
Uruguay Government International Bond	4.38	10/27/27		850,000	859,471
Uruguay Government International Bond	4.38	01/23/31		1,175,000	1,187,455
Vietnam Government International Bond	4.80	11/19/24		600,000	587,366
Zambia Government International Bond	8.50	04/14/24		600,000	285,516
Zambia Government International Bond	8.97	07/30/27		700,000	328,734
					154,753,191
TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS (Cost - $159,819,052)					158,035,317

SHORT-TERM INVESTMENTS – 0.7%
TIME DEPOSITS – 0.7%
Citibank, London	1.92	05/02/23	EUR	581	642
Sumitomo Mitsui Trust Bank, London	4.18	05/01/23		$1,303,288	1,303,288
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,303,930)					1,303,930

TOTAL INVESTMENTS – 99.2% (Cost - $181,783,546)					$180,056,095
OTHER ASSETS LESS LIABILITIES – 0.8%					1,488,393
NET ASSETS – 100.0%					$181,544,488

ZCP Indicates a zero coupon rate.

(1)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of April 30, 2023.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

COUNTRY DIVERSIFICATION

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF invested, as a percentage of net assets, in the following countries as of April 30, 2023:

Country	Percent of Net Assets
Angola	1.4%
Argentina	1.6%
Azerbaijan	1.0%
Bahrain	4.0%
Bolivia	0.2%
Brazil	3.4%
British Virgin Islands	1.6%
Cayman Islands	2.8%
Chile	1.5%
China	1.7%
Colombia	2.2%
Costa Rica	0.8%
Croatia	0.5%
Dominican Republic	3.4%
Ecuador	1.7%
Egypt	2.2%
Ethiopia	0.2%
Gabon	0.2%
Ghana	1.0%
Hong Kong	0.5%
Hungary	2.5%
India	1.4%
Indonesia	4.5%
Iraq	0.4%
Ivory Coast	0.4%
Jamaica	0.5%
Jordan	1.3%
Kazakhstan	1.3%
Kenya	1.1%
Kuwait	1.4%
Country	Percent of Net Assets
Lebanon	0.2%
Malaysia	2.1%
Mexico	4.1%
Morocco	0.7%
Nigeria	2.2%
Oman	4.8%
Pakistan	0.8%
Panama	1.6%
Paraguay	0.3%
Peru	1.9%
Philippines	3.1%
Poland	2.2%
Qatar	3.5%
Romania	2.4%
Saudi Arabia	3.7%
Senegal	0.3%
Serbia	0.3%
South Africa	3.7%
Sri Lanka	1.1%
Trinidad and Tobago	0.3%
Tunisia	0.2%
Turkey	6.6%
Ukraine	0.6%
United Arab Emirates	3.4%
Uruguay	1.1%
Vietnam	0.3%
Zambia	0.3%
Other*	1.5%
100.0%

*	Includes cash and any non-equity securities and net other assets (liabilities).

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 103.0%
GOVERNMENT OBLIGATIONS – 99.5%
U.S. Treasury Bill	ZCP	05/18/23	$4,477,100	$4,467,930
U.S. Treasury Bill	ZCP	06/15/23	27,381,400	27,220,118
U.S. Treasury Bill	ZCP	07/13/23	44,010,000	43,571,696
U.S. Treasury Bill	ZCP	07/27/23	5,968,000	5,896,780
U.S. Treasury Bill	ZCP	08/10/23	48,900,000	48,218,248
U.S. Treasury Bill	ZCP	08/24/23	30,530,400	30,048,597
U.S. Treasury Bill	ZCP	09/07/23	46,651,800	45,848,517
U.S. Treasury Bill	ZCP	10/05/23	39,431,300	38,603,282
U.S. Treasury Bill	ZCP	10/19/23	10,176,800	9,944,182
U.S. Treasury Bill	ZCP	11/02/23	54,096,700	52,780,797
U.S. Treasury Bill	ZCP	11/30/23	6,555,100	6,384,853
U.S. Treasury Bill	ZCP	12/28/23	46,942,000	45,582,724
U.S. Treasury Bill	ZCP	01/25/24	46,551,000	45,006,952
U.S. Treasury Bill	ZCP	02/22/24	40,405,300	38,900,532
U.S. Treasury Bill	ZCP	03/21/24	27,594,600	26,449,241
U.S. Treasury Bill	ZCP	04/18/24	21,444,400	20,487,629
TOTAL GOVERNMENT OBLIGATIONS (Cost - $489,625,365)				489,412,078

TIME DEPOSITS – 3.5%
ANZ National Bank, London	4.18	05/01/23	17,100,431	17,100,431
TOTAL SHORT-TERM INVESTMENTS (Cost - $506,725,796)				506,512,509

TOTAL INVESTMENTS – 103.0% (Cost - $506,725,796)				$506,512,509
OTHER LIABILITIES, LESS CASH AND OTHER ASSETS – (3.0)%				(14,938,291)
NET ASSETS – 100.0%				$491,574,218

ZCP Indicates a zero coupon rate.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.2%
U.S. Treasury Note	0.13	02/15/24	$1,898,600	$1,828,515
U.S. Treasury Note	0.25	09/30/23	156,800	153,820
U.S. Treasury Note	0.25	11/15/23	3,706,000	3,614,219
U.S. Treasury Note	0.25	05/15/24	11,826,000	11,283,898
U.S. Treasury Note	0.38	10/31/23	3,206,000	3,135,305
U.S. Treasury Note	0.38	04/15/24	4,001,400	3,836,264
U.S. Treasury Note	0.50	11/30/23	1,958,000	1,908,782
U.S. Treasury Note	0.63	10/15/24	12,400,000	11,742,461
U.S. Treasury Note	0.75	12/31/23	12,040,000	11,713,368
U.S. Treasury Note	0.88	01/31/24	12,067,200	11,710,605
U.S. Treasury Note	1.38	09/30/23	135,800	133,829
U.S. Treasury Note	1.75	07/31/24	2,139,000	2,065,931
U.S. Treasury Note	2.00	06/30/24	2,676,000	2,596,295
U.S. Treasury Note	2.25	03/31/24	16,347,000	15,970,891
U.S. Treasury Note	2.25	04/30/24	4,574,400	4,459,147
U.S. Treasury Note	2.50	01/31/24	12,040,000	11,827,654
U.S. Treasury Note	2.50	04/30/24	4,664,700	4,559,106
U.S. Treasury Note	2.50	05/31/24	14,210,000	13,870,015
U.S. Treasury Note	3.00	06/30/24	2,324,200	2,280,667
U.S. Treasury Note	3.00	07/31/24	12,578,400	12,338,133
U.S. Treasury Note	3.25	08/31/24	6,211,600	6,111,511
U.S. Treasury Note	4.25	09/30/24	6,843,400	6,825,490
U.S. Treasury Note	4.38	10/31/24	5,140,700	5,139,294
TOTAL GOVERNMENT OBLIGATIONS (Cost - $149,211,815)				149,105,200

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Citibank, New York	4.18	05/01/23	118,761	118,761
TOTAL SHORT-TERM INVESTMENTS (Cost - $118,761)				118,761

TOTAL INVESTMENTS – 99.3% (Cost - $149,330,576)				$149,223,961
OTHER ASSETS LESS LIABILITIES – 0.7%				1,071,019
NET ASSETS – 100.0%				$150,294,980

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Note	0.25	05/15/24	$4,650,000	$4,436,845
U.S. Treasury Note	0.25	07/31/25	4,650,000	4,284,357
U.S. Treasury Note	0.25	08/31/25	6,227,500	5,723,948
U.S. Treasury Note	0.25	10/31/25	1,565,800	1,432,523
U.S. Treasury Note	0.38	04/15/24	5,858,000	5,616,243
U.S. Treasury Note	0.38	11/30/25	2,512,000	2,301,227
U.S. Treasury Note	0.50	02/28/26	1,635,800	1,493,754
U.S. Treasury Note	0.75	11/15/24	4,288,600	4,060,936
U.S. Treasury Note	0.75	04/30/26	2,841,800	2,603,577
U.S. Treasury Note	0.75	05/31/26	2,000,000	1,828,281
U.S. Treasury Note	1.13	01/15/25	4,464,000	4,237,313
U.S. Treasury Note	1.50	02/15/25	4,222,400	4,027,939
U.S. Treasury Note	1.63	05/15/26	2,428,600	2,283,453
U.S. Treasury Note	1.75	03/15/25	3,720,000	3,561,609
U.S. Treasury Note	2.13	05/31/26	1,800,000	1,717,172
U.S. Treasury Note	2.25	03/31/24	416,800	407,210
U.S. Treasury Note	2.25	11/15/25	2,978,000	2,863,533
U.S. Treasury Note	2.75	05/15/25	5,063,200	4,935,631
U.S. Treasury Note	2.88	06/15/25	6,510,000	6,360,982
U.S. Treasury Note	3.00	07/31/24	1,895,700	1,859,489
U.S. Treasury Note	3.00	07/15/25	4,111,500	4,027,343
U.S. Treasury Note	3.13	08/15/25	5,580,000	5,481,042
U.S. Treasury Note	4.00	12/15/25	6,566,900	6,596,656
U.S. Treasury Note	4.00	02/15/26	2,672,800	2,688,357
U.S. Treasury Note	4.25	09/30/24	1,539,600	1,535,571
U.S. Treasury Note	4.25	12/31/24	1,763,500	1,762,846
U.S. Treasury Note	4.25	10/15/25	2,432,300	2,452,823
U.S. Treasury Note	4.50	11/30/24	765,900	767,815
U.S. Treasury Note	4.50	11/15/25	372,000	377,682
TOTAL GOVERNMENT OBLIGATIONS (Cost - $91,591,327)				91,726,157

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
JP Morgan Chase, New York	4.18	05/01/23	121,456	121,456
TOTAL SHORT-TERM INVESTMENTS (Cost - $121,456)				121,456

TOTAL INVESTMENTS – 99.0% (Cost - $91,712,783)				$91,847,613
OTHER ASSETS LESS LIABILITIES – 1.0%				902,770
NET ASSETS – 100.0%				$92,750,383

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.2%
U.S. Treasury Note	0.25	05/31/25	$280,000	$259,120
U.S. Treasury Note	0.25	07/31/25	1,374,600	1,266,511
U.S. Treasury Note	0.25	08/31/25	996,800	916,199
U.S. Treasury Note	0.38	11/30/25	1,122,000	1,027,857
U.S. Treasury Note	0.38	12/31/25	1,347,200	1,233,109
U.S. Treasury Note	0.38	01/31/26	1,752,400	1,597,765
U.S. Treasury Note	0.63	07/31/26	1,251,000	1,134,696
U.S. Treasury Note	0.75	03/31/26	673,000	618,766
U.S. Treasury Note	0.75	04/30/26	1,752,400	1,605,500
U.S. Treasury Note	0.75	05/31/26	1,150,000	1,051,262
U.S. Treasury Note	0.75	08/31/26	1,481,700	1,346,495
U.S. Treasury Note	0.88	06/30/26	1,310,400	1,201,575
U.S. Treasury Note	0.88	09/30/26	1,122,000	1,022,729
U.S. Treasury Note	1.25	11/30/26	2,023,600	1,862,186
U.S. Treasury Note	1.88	02/28/27	1,204,800	1,130,206
U.S. Treasury Note	2.25	11/15/25	1,106,000	1,063,488
U.S. Treasury Note	2.63	05/31/27	870,800	838,927
U.S. Treasury Note	2.75	04/30/27	575,000	556,762
U.S. Treasury Note	2.75	07/31/27	1,100,000	1,064,379
U.S. Treasury Note	3.00	07/15/25	908,100	889,512
U.S. Treasury Note	3.25	06/30/27	930,800	918,620
U.S. Treasury Note	4.13	09/30/27	200,000	204,563
TOTAL GOVERNMENT OBLIGATIONS (Cost - $22,619,725)				22,810,227

SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
Skandinaviska Enskilda Banken, Stockholm	4.18	05/01/23	45,341	45,341
TOTAL SHORT-TERM INVESTMENTS (Cost - $45,341)				45,341

TOTAL INVESTMENTS – 99.4% (Cost - $22,665,066)				$22,855,568
OTHER ASSETS LESS LIABILITIES – 0.6%				140,463
NET ASSETS – 100.0%				$22,996,031

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.2%
U.S. Treasury Note	0.50	04/30/27	$100	$89
U.S. Treasury Note	0.50	06/30/27	949,000	836,936
U.S. Treasury Note	0.50	10/31/27	1,908,800	1,668,039
U.S. Treasury Note	0.63	11/30/27	2,190,000	1,921,811
U.S. Treasury Note	0.75	01/31/28	1,825,000	1,604,574
U.S. Treasury Note	1.00	07/31/28	1,765,200	1,553,307
U.S. Treasury Note	1.25	03/31/28	1,825,000	1,638,864
U.S. Treasury Note	1.25	04/30/28	2,478,500	2,221,549
U.S. Treasury Note	1.25	06/30/28	3,650,000	3,260,762
U.S. Treasury Note	1.25	09/30/28	3,650,000	3,242,369
U.S. Treasury Note	1.38	10/31/28	1,721,600	1,537,402
U.S. Treasury Note	1.50	11/30/28	1,460,000	1,311,034
U.S. Treasury Note	2.38	03/31/29	1,095,000	1,028,145
U.S. Treasury Note	2.75	05/31/29	1,261,300	1,208,582
U.S. Treasury Note	2.88	08/15/28	1,825,000	1,768,895
U.S. Treasury Note	2.88	04/30/29	2,824,700	2,726,387
U.S. Treasury Note	3.13	08/31/27	1,970,000	1,935,756
U.S. Treasury Note	3.13	08/31/29	2,173,800	2,126,503
U.S. Treasury Note	3.50	01/31/30	950,000	950,742
U.S. Treasury Note	3.88	12/31/27	231,400	234,763
U.S. Treasury Note	3.88	12/31/29	1,362,400	1,393,373
U.S. Treasury Note	4.00	10/31/29	1,348,500	1,387,059
U.S. Treasury Note	4.00	02/28/30	760,400	783,984
TOTAL GOVERNMENT OBLIGATIONS (Cost - $36,043,704)				36,340,925

SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
JP Morgan Chase, New York	4.18	05/01/23	59,816	59,816
TOTAL SHORT-TERM INVESTMENTS (Cost - $59,816)				59,816

TOTAL INVESTMENTS – 99.4% (Cost - $36,103,520)				$36,400,741
OTHER ASSETS LESS LIABILITIES – 0.6%				207,479
NET ASSETS – 100.0%				$36,608,220

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Note	0.63	05/15/30	$2,040,000	$1,683,160
U.S. Treasury Note	0.63	08/15/30	2,268,000	1,861,886
U.S. Treasury Note	1.13	02/15/31	2,160,000	1,835,156
U.S. Treasury Note	1.38	11/15/31	1,620,000	1,377,759
U.S. Treasury Note	1.50	11/30/28	419,900	377,057
U.S. Treasury Note	1.50	02/15/30	1,155,400	1,019,911
U.S. Treasury Note	1.63	05/15/31	2,160,000	1,894,050
U.S. Treasury Note	1.88	02/15/32	2,213,000	1,956,430
U.S. Treasury Note	2.38	03/31/29	1,100,000	1,032,840
U.S. Treasury Note	2.63	07/31/29	1,620,000	1,539,949
U.S. Treasury Note	2.75	05/31/29	1,079,200	1,034,093
U.S. Treasury Note	2.75	08/15/32	2,086,000	1,974,367
U.S. Treasury Note	2.88	05/15/32	3,311,100	3,169,860
U.S. Treasury Note	3.13	08/31/29	1,458,000	1,426,277
U.S. Treasury Note	3.25	06/30/29	1,080,000	1,063,758
U.S. Treasury Note	3.50	02/15/33	1,050,000	1,056,317
U.S. Treasury Note	4.13	11/15/32	2,254,000	2,379,555
TOTAL GOVERNMENT OBLIGATIONS (Cost - $26,429,550)				26,682,425

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Sumitomo Mitsui Trust Bank, London	4.18	05/01/23	32,636	32,636
TOTAL SHORT-TERM INVESTMENTS (Cost - $32,636)				32,636

TOTAL INVESTMENTS – 99.0% (Cost - $26,462,186)				$26,715,061
OTHER ASSETS LESS LIABILITIES – 1.0%				267,055
NET ASSETS – 100.0%				$26,982,116

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 97.5%
U.S. Treasury Bond	3.25	05/15/42	$500,000	$463,242
U.S. Treasury Bond	3.38	08/15/42	850,000	800,859
U.S. Treasury Bond	3.75	08/15/41	1,281,000	1,284,803
U.S. Treasury Bond	3.88	08/15/40	1,456,000	1,499,908
U.S. Treasury Bond	3.88	02/15/43	25,000	25,265
U.S. Treasury Bond	4.00	11/15/42	660,000	680,006
U.S. Treasury Bond	4.25	11/15/40	1,556,200	1,678,994
U.S. Treasury Bond	4.63	02/15/40	1,661,200	1,879,362
U.S. Treasury Bond	4.75	02/15/41	1,505,000	1,723,931
U.S. Treasury Bond	5.00	05/15/37	1,108,200	1,299,278
U.S. Treasury Note	0.63	08/15/30	1,900,000	1,559,781
U.S. Treasury Note	1.38	11/15/31	1,774,800	1,509,412
U.S. Treasury Note	1.50	02/15/30	1,050,000	926,871
U.S. Treasury Note	1.63	05/15/31	1,916,500	1,680,531
U.S. Treasury Note	1.75	11/15/29	925,000	835,752
U.S. Treasury Note	2.75	08/15/32	1,418,600	1,342,683
U.S. Treasury Note	2.88	05/15/32	1,290,000	1,234,973
U.S. Treasury Note	4.13	11/15/32	470,000	496,181
TOTAL GOVERNMENT OBLIGATIONS (Cost - $20,632,575)				20,921,832

SHORT-TERM INVESTMENTS – 1.3%
GOVERNMENT OBLIGATIONS – 1.2%
U.S. Treasury Bill	ZCP	06/01/23	250,000	249,082

TIME DEPOSITS – 0.1%
Citibank, New York	4.18	05/01/23	32,690	32,690
TOTAL SHORT-TERM INVESTMENTS (Cost - $281,700)				281,772

TOTAL INVESTMENTS – 98.8% (Cost - $20,914,275)				$21,203,604
OTHER ASSETS LESS LIABILITIES – 1.2%				255,293
NET ASSETS – 100.0%				$21,458,897

ZCP Indicates a zero coupon rate.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2023 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 94.7%
U.S. Treasury Bond	1.25	05/15/50	$7,108,000	$4,147,074
U.S. Treasury Bond	1.38	08/15/50	7,090,000	4,267,848
U.S. Treasury Bond	1.63	11/15/50	3,609,500	2,321,360
U.S. Treasury Bond	1.88	02/15/51	2,102,900	1,439,829
U.S. Treasury Bond	1.88	11/15/51	2,712,000	1,848,186
U.S. Treasury Bond	2.00	02/15/50	1,186,800	842,721
U.S. Treasury Bond	2.00	08/15/51	2,073,700	1,460,176
U.S. Treasury Bond	2.25	08/15/49	1,053,300	793,266
U.S. Treasury Bond	2.25	02/15/52	1,060,000	791,108
U.S. Treasury Bond	2.38	11/15/49	345,500	267,358
U.S. Treasury Bond	2.38	05/15/51	1,071,400	824,141
U.S. Treasury Bond	2.88	05/15/52	313,600	268,422
U.S. Treasury Bond	3.00	02/15/48	810,600	707,755
U.S. Treasury Bond	3.00	08/15/52	367,600	322,942
U.S. Treasury Bond	4.00	11/15/52	537,000	570,185
U.S. Treasury Strip	ZCP	11/15/47	1,977,700	784,011
U.S. Treasury Strip	ZCP	05/15/49	1,910,000	733,559
U.S. Treasury Strip	ZCP	11/15/50	2,591,100	950,407
U.S. Treasury Strip	ZCP	11/15/51	3,150,000	1,122,126
TOTAL GOVERNMENT OBLIGATIONS (Cost - $24,094,624)				24,462,474

SHORT-TERM INVESTMENTS – 4.2%
GOVERNMENT OBLIGATIONS – 4.0%
U.S. Treasury Bill	ZCP	06/01/23	1,050,000	1,046,144

TIME DEPOSITS – 0.2%
JP Morgan Chase, New York	4.18	05/01/23	48,512	48,512
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,094,372)				1,094,656

TOTAL INVESTMENTS – 98.9% (Cost - $25,188,995)				$25,557,130
OTHER ASSETS LESS LIABILITIES – 1.1%				281,361
NET ASSETS – 100.0%				$25,838,491

ZCP Indicates a zero coupon rate.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

	BondBloxx USD High Yield Bond Industrial Sector ETF	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	BondBloxx USD High Yield Bond Healthcare Sector ETF	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	BondBloxx USD High Yield Bond Energy Sector ETF
ASSETS:
Investments in securities, at value	$20,209,746	$10,003,862	$6,675,060	$8,848,240	$11,380,594
Cash	471	152	-	144	216
Receivable for investments sold	160,028	463,322	-	177,398	134,577
Interest income receivable	323,622	178,106	121,753	143,130	191,380
TOTAL ASSETS	20,693,867	10,645,442	6,796,813	9,168,912	11,706,767
LIABILITIES:
Due to custodian	-	-	10,753	-	-
Payable for investments purchased	197,541	428,005	-	224,164	225,081
Management fees payable	5,659	2,820	1,752	2,385	3,222
TOTAL LIABILITIES	203,200	430,825	12,505	226,549	228,303
NET ASSETS	$20,490,667	$10,214,617	$6,784,308	$8,942,363	$11,478,464

COMPONENTS OF NET ASSETS
Paid-in capital	20,533,349	10,697,190	7,915,845	9,269,032	11,717,215
Total distributable earnings/(accumulated loss)	(42,682)	(482,573)	(1,131,537)	(326,669)	(238,751)
NET ASSETS	$20,490,667	$10,214,617	$6,784,308	$8,942,363	$11,478,464

Shares outstanding	550,000	300,000	200,000	250,000	302,500
Net asset value, offering and redemption price per share	$37.26	$34.05	$33.92	$35.77	$37.95
Investment in securities, at cost	$20,176,464	$10,286,921	$6,807,332	$8,984,045	$11,511,394

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

April 30, 2023 (Unaudited)

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	BondBloxx B Rated USD High Yield Corporate Bond ETF	BondBloxx BB Rated USD High Yield Corporate Bond ETF	BondBloxx CCC Rated USD High Yield Corporate Bond ETF
ASSETS:
Investments in securities, at value	$17,639,735	$7,351,873	$11,513,601	$46,584,500	$9,319,341
Cash	336	108	198	876	198
Receivable for investments sold	226,237	33,325	215,878	1,246,237	55,830
Interest income receivable	322,470	96,991	194,655	653,071	239,721
TOTAL ASSETS	18,188,778	7,482,297	11,924,332	48,484,684	9,615,090
LIABILITIES:
Payable for investments purchased	283,558	54,685	289,514	1,186,665	250,372
Management fees payable	4,919	1,999	2,852	7,716	3,048
TOTAL LIABILITIES	288,477	56,684	292,366	1,194,381	253,420
NET ASSETS	$17,900,301	$7,425,613	$11,631,966	$47,290,303	$9,361,670

COMPONENTS OF NET ASSETS
Paid-in capital	18,526,205	7,890,975	11,900,274	48,185,515	9,975,161
Total distributable earnings/(accumulated loss)	(625,904)	(465,362)	(268,308)	(895,212)	(613,491)
NET ASSETS	$17,900,301	$7,425,613	$11,631,966	$47,290,303	$9,361,670

Shares outstanding	500,000	200,000	300,000	1,200,000	250,000
Net asset value, offering and redemption price per share	$35.80	$37.13	$38.77	$39.41	$37.45
Investment in securities, at cost	$17,763,546	$7,461,227	$11,688,921	$47,040,351	$9,700,473

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

April 30, 2023 (Unaudited)

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	BondBloxx Bloomberg One Year Target Duration US Treasury ETF	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
ASSETS:
Investments in securities, at value	$180,056,095	$506,512,509	$149,223,961	$91,847,613	$22,855,568
Cash	3,458	24,494	711	641	189
Receivable for investments sold	4,649,970	5,488,736	12,568,437	3,915,592	1,019,121
Receivable for shares created	-	6,532,278	12,978,368	3,983,016	996,860
Interest income receivable	2,191,724	-	771,437	554,128	95,414
TOTAL ASSETS	186,901,247	518,558,017	175,542,914	100,300,990	24,967,152
LIABILITIES:
Payable for investments purchased	5,230,751	21,445,800	12,262,086	3,557,596	970,354
Payable for shares redeemed	-	5,528,699	12,982,216	3,989,240	999,820
Management fees payable	126,008	9,300	3,632	3,771	947
TOTAL LIABILITIES	5,356,759	26,983,799	25,247,934	7,550,607	1,971,121
NET ASSETS	$181,544,488	$491,574,218	$150,294,980	$92,750,383	$22,996,031

COMPONENTS OF NET ASSETS
Paid-in capital	183,018,565	490,358,811	150,019,053	92,478,916	22,864,981
Total distributable earnings/(accumulated loss)	(1,474,077)	1,215,407	275,927	271,467	131,050
NET ASSETS	$181,544,488	$491,574,218	$150,294,980	$92,750,383	$22,996,031

Shares outstanding	4,600,000	9,780,000	3,010,000	1,860,000	460,000
Net asset value, offering and redemption price per share	$39.47	$50.26	$49.93	$49.87	$49.99
Investment in securities, at cost	$181,783,546	$506,725,796	$149,330,576	$91,712,783	$22,665,066

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued) (Concluded)

April 30, 2023 (Unaudited)

	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
ASSETS:
Investments in securities, at value	$36,400,741	$26,715,061	$21,203,604	$25,557,130
Cash	237	173	157	225
Receivable for investments sold	935,922	568,030	74,717	103,628
Receivable for shares created	997,476	496,036	-	-
Interest income receivable	231,367	206,161	207,216	180,150
TOTAL ASSETS	38,565,743	27,985,461	21,485,694	25,841,133
LIABILITIES:
Payable for investments purchased	953,071	502,571	25,479	-
Payable for shares redeemed	1,002,958	499,667	-	-
Management fees payable	1,494	1,107	1,318	2,642
TOTAL LIABILITIES	1,957,523	1,003,345	26,797	2,642
NET ASSETS	$36,608,220	$26,982,116	$21,458,897	$25,838,491

COMPONENTS OF NET ASSETS
Paid-in capital	36,309,061	26,766,181	21,251,092	26,356,625
Total distributable earnings/(accumulated loss)	299,159	215,935	207,805	(518,134)
NET ASSETS	$36,608,220	$26,982,116	$21,458,897	$25,838,491

Shares outstanding	730,000	540,000	430,000	530,000
Net asset value, offering and redemption price per share	$50.15	$49.97	$49.90	$48.75
Investment in securities, at cost	$36,103,520	$26,462,186	$20,914,275	$25,188,995

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

	BondBloxx USD High Yield Bond Industrial Sector ETF	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	BondBloxx USD High Yield Bond Healthcare Sector ETF	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	BondBloxx USD High Yield Bond Energy Sector ETF
INVESTMENT INCOME:
Interest income	$199,791	$156,816	$128,010	$138,080	$209,299
Total income	199,791	156,816	128,010	138,080	209,299
EXPENSES:
Management fees	10,232	7,283	5,190	6,749	10,797
Total Expenses	10,232	7,283	5,190	6,749	10,797
NET INVESTMENT INCOME/(LOSS)	189,559	149,533	122,820	131,331	198,502

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(165,827)	(247,851)	(549,119)	(184,366)	(153,036)
Net realized gain/(loss)	(165,827)	(247,851)	(549,119)	(184,366)	(153,036)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	448,613	205,845	691,484	313,055	271,537
Change in unrealized appreciation/(depreciation)	448,613	205,845	691,484	313,055	271,537
Net Realized and Unrealized Gain/(Loss) on Investments	282,786	(42,006)	142,365	128,689	118,501
Net Increase/(Decrease) in Net Assets Resulting from Operations	$472,345	$107,527	$265,185	$260,020	$317,003

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended April 30, 2023 (Unaudited)

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	BondBloxx B Rated USD High Yield Corporate Bond ETF	BondBloxx BB Rated USD High Yield Corporate Bond ETF	BondBloxx CCC Rated USD High Yield Corporate Bond ETF
INVESTMENT INCOME:
Interest income	$195,908	$110,213	$478,847	$1,432,164	$544,114
Total income	195,908	110,213	478,847	1,432,164	544,114
EXPENSES:
Management fees	9,425	6,454	17,197	44,005	16,775
Total Expenses	9,425	6,454	17,197	44,005	16,775
NET INVESTMENT INCOME/(LOSS)	186,483	103,759	461,650	1,388,159	527,339

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(572,060)	(347,807)	(126,885)	(512,860)	(294,136)
Net realized gain/(loss)	(572,060)	(347,807)	(126,885)	(512,860)	(294,136)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	699,062	487,563	245,551	1,440,882	280,096
Change in unrealized appreciation/(depreciation)	699,062	487,563	245,551	1,440,882	280,096
Net Realized and Unrealized Gain/(Loss) on Investments	127,002	139,756	118,666	928,022	(14,040)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$313,485	$243,515	$580,316	$2,316,181	$513,299

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended April 30, 2023 (Unaudited)

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	BondBloxx Bloomberg One Year Target Duration US Treasury ETF	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
INVESTMENT INCOME:
Interest income	$3,581,239	$3,576,611	$1,972,666	$1,338,128	$418,312
Total income	3,581,239	3,576,611	1,972,666	1,338,128	418,312
EXPENSES:
Management fees	255,119	23,758	12,671	16,150	5,279
Total Expenses	255,119	23,758	12,671	16,150	5,279
NET INVESTMENT INCOME/(LOSS)	3,326,120	3,552,853	1,959,995	1,321,978	413,033

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	1,722,289	(5,447)	(143,623)	(136,920)	(59,638)
Foreign currency transactions	10	-	-	-	-
Net realized gain/(loss)	1,722,299	(5,447)	(143,623)	(136,920)	(59,638)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	7,337,678	(147,089)	93,030	536,137	478,679
Foreign currency transactions	67	-	-	-	-
Change in unrealized appreciation/(depreciation)	7,337,745	(147,089)	93,030	536,137	478,679
Net Realized and Unrealized Gain/(Loss) on Investments	9,060,044	(152,536)	(50,593)	399,217	419,041
Net Increase/(Decrease) in Net Assets Resulting from Operations	$12,386,164	$3,400,317	$1,909,402	$1,721,195	$832,074

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued) (Concluded)

For the Period Ended April 30, 2023 (Unaudited)

	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
INVESTMENT INCOME:
Interest income	$533,993	$432,357	$381,467	$437,920
Total income	533,993	432,357	381,467	437,920
EXPENSES:
Management fees	7,286	5,986	7,811	14,641
Total Expenses	7,286	5,986	7,811	14,641
NET INVESTMENT INCOME/(LOSS)	526,707	426,371	373,656	423,279

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(70,428)	(18,560)	(72,546)	(345,902)
Net realized gain/(loss)	(70,428)	(18,560)	(72,546)	(345,902)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	880,939	1,019,735	1,486,759	2,529,032
Change in unrealized appreciation/(depreciation)	880,939	1,019,735	1,486,759	2,529,032
Net Realized and Unrealized Gain/(Loss) on Investments	810,511	1,001,175	1,414,213	2,183,130
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,337,218	$1,427,546	$1,787,869	$2,606,409

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets

	BondBloxx USD High Yield Bond Industrial Sector ETF		BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(1)	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(1)
OPERATIONS:
Net investment income/(loss)	$189,559	$211,122	$149,533	$154,093
Net realized gain/(loss) on investments	(165,827)	(157,974)	(247,851)	(16,556)
Net change in unrealized appreciation/(depreciation) on investments	448,613	(415,331)	205,845	(488,904)
Net increase/(decrease) in net assets resulting from operations	472,345	(362,183)	107,527	(351,367)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(94,954)	(192,726)	(103,584)	(135,149)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	18,375,845	11,592,075	8,488,965	7,628,270
Cost of shares redeemed	(1,837,295)	(7,462,440)	(1,757,155)	(3,662,890)
Net increase/(decrease) in net assets from capital transactions	16,538,550	4,129,635	6,731,810	3,965,380
Increase/(decrease) in net assets	16,915,941	3,574,726	6,735,753	3,478,864

NET ASSETS:
Beginning of period	3,574,726	-	3,478,864	-
End of period	$20,490,667	$3,574,726	$10,214,617	$3,478,864

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,000	-	100,000	-
Shares sold	500,000	300,000	250,000	200,000
Shares redeemed	(50,000)	(200,000)	(50,000)	(100,000)
Shares outstanding, end of period	550,000	100,000	300,000	100,000

(1)	Funds commenced operations on February 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Healthcare Sector ETF		BondBloxx USD High Yield Bond Financial & REIT Sector ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(1)	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(1)
OPERATIONS:
Net investment income/(loss)	$122,820	$290,762	$131,331	$198,526
Net realized gain/(loss) on investments	(549,119)	(494,318)	(184,366)	(218,621)
Net change in unrealized appreciation/(depreciation) on investments	691,484	(823,756)	313,055	(448,860)
Net increase/(decrease) in net assets resulting from operations	265,185	(1,027,312)	260,020	(468,955)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(142,416)	(226,994)	(97,074)	(180,578)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	4,997,715	14,908,080	7,078,635	7,829,930
Cost of shares redeemed	(6,495,240)	(5,494,710)	(1,798,040)	(3,681,575)
Net increase/(decrease) in net assets from capital transactions	(1,497,525)	9,413,370	5,280,595	4,148,355
Increase/(decrease) in net assets	(1,374,756)	8,159,064	5,443,541	3,498,822

NET ASSETS:
Beginning of period	8,159,064	-	3,498,822	-
End of period	$6,784,308	$8,159,064	$8,942,363	$3,498,822

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	250,000	-	100,000	-
Shares sold	150,000	400,000	200,000	200,000
Shares redeemed	(200,000)	(150,000)	(50,000)	(100,000)
Shares outstanding, end of period	200,000	250,000	250,000	100,000

(1)	Funds commenced operations on February 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Energy Sector ETF		BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(1)	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(1)
OPERATIONS:
Net investment income/(loss)	$198,502	$288,196	$186,483	$274,094
Net realized gain/(loss) on investments	(153,036)	(14,475)	(572,060)	(32,565)
Net change in unrealized appreciation/(depreciation) on investments	271,537	(402,337)	699,062	(822,873)
Net increase/(decrease) in net assets resulting from operations	317,003	(128,616)	313,485	(581,344)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(179,603)	(247,535)	(123,697)	(234,348)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	9,369,170	11,658,325	15,991,425	11,458,995
Cost of shares redeemed	(5,544,180)	(3,866,100)	(5,206,265)	(3,717,950)
Net increase/(decrease) in net assets from capital transactions	3,824,990	7,792,225	10,785,160	7,741,045
Increase/(decrease) in net assets	3,962,390	7,416,074	10,974,948	6,925,353

NET ASSETS:
Beginning of period	7,516,074	100,000 (2)	6,925,353	-
End of period	$11,478,464	$7,516,074	$17,900,301	$6,925,353

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	202,500	2,500 (2)	200,000	-
Shares sold	250,000	300,000	450,000	300,000
Shares redeemed	(150,000)	(100,000)	(150,000)	(100,000)
Shares outstanding, end of period	302,500	202,500	500,000	200,000

(1)	Funds commenced operations on February 15, 2022.
(2)	Beginning capital of $100,000 was contributed by BondBloxx Investment Management Corporation, Investment Adviser to the Fund, in exchange for 2,500 Shares of the Fund at a net asset value of $40 per share, in connection with the seeding of the Trust.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF		BondBloxx B Rated USD High Yield Corporate Bond ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(1)	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(3)
OPERATIONS:
Net investment income/(loss)	$103,759	$212,769	$461,650	$437,741
Net realized gain/(loss) on investments	(347,807)	(41,479)	(126,885)	(135,771)
Net change in unrealized appreciation/(depreciation) on investments	487,563	(596,917)	245,551	(420,871)
Net increase/(decrease) in net assets resulting from operations	243,515	(425,627)	580,316	(118,901)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(96,035)	(187,215)	(465,099)	(357,380)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	5,524,475	9,715,390	-	13,978,525
Cost of shares redeemed	(3,594,970)	(3,753,920)	-	(1,985,495)
Net increase/(decrease) in net assets from capital transactions	1,929,505	5,961,470	-	11,993,030
Increase/(decrease) in net assets	2,076,985	5,348,628	115,217	11,516,749

NET ASSETS:
Beginning of period	5,348,628	-	11,516,749	-
End of period	$7,425,613	$5,348,628	$11,631,966	$11,516,749

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	150,000	-	300,000	-
Shares sold	150,000	250,000	-	350,000
Shares redeemed	(100,000)	(100,000)	-	(50,000)
Shares outstanding, end of period	200,000	150,000	300,000	300,000

(1)	Funds commenced operations on February 15, 2022.
(3)	Funds commenced operations on May 24, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx BB Rated USD High Yield Corporate Bond ETF		BondBloxx CCC Rated USD High Yield Corporate Bond ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(3)	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(3)
OPERATIONS:
Net investment income/(loss)	$1,388,159	$1,116,612	$527,339	$473,536
Net realized gain/(loss) on investments	(512,860)	(165,061)	(294,136)	24,514
Net change in unrealized appreciation/(depreciation) on investments	1,440,882	(1,896,733)	280,096	(661,228)
Net increase/(decrease) in net assets resulting from operations	2,316,181	(945,182)	513,299	(163,178)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(1,374,793)	(891,418)	(564,523)	(351,099)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	7,829,305	44,217,930	1,854,875	13,761,276
Cost of shares redeemed	(3,861,720)	-	(3,690,915)	(1,998,065)
Net increase/(decrease) in net assets from capital transactions	3,967,585	44,217,930	(1,836,040)	11,763,211
Increase/(decrease) in net assets	4,908,973	42,381,330	(1,887,264)	11,248,934

NET ASSETS:
Beginning of period	42,381,330	-	11,248,934	-
End of period	$47,290,303	$42,381,330	$9,361,670	$11,248,934

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,100,000	-	300,000	-
Shares sold	200,000	1,100,000	50,000	350,000
Shares redeemed	(100,000)	-	(100,000)	(50,000)
Shares outstanding, end of period	1,200,000	1,100,000	250,000	300,000

(3)	Funds commenced operations on May 24, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF		BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(4)	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(5)
OPERATIONS:
Net investment income/(loss)	$3,326,120	$3,611,435	$3,552,853	$124,097
Net realized gain/(loss) on investments	1,722,299	(279,512)	(5,447)	(9,692)
Net change in unrealized appreciation/(depreciation) on investments	7,337,745	(9,065,137)	(147,089)	(66,198)
Net increase/(decrease) in net assets resulting from operations	12,386,164	(5,733,214)	3,400,317	48,207

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(5,464,814)	(2,662,213)	(2,233,117)	-

CAPITAL TRANSACTIONS:
Proceeds from shares sold	5,911,890	177,106,675	450,858,206	50,046,404
Cost of shares redeemed	-	-	(10,545,799)	-
Net increase/(decrease) in net assets from capital transactions	5,911,890	177,106,675	440,312,407	50,046,404
Increase/(decrease) in net assets	12,833,240	168,711,248	441,479,607	50,094,611

NET ASSETS:
Beginning of period	168,711,248	-	50,094,611	-
End of period	$181,544,488	$168,711,248	$491,574,218	$50,094,611

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,450,000	-	1,000,000	-
Shares sold	150,000	4,450,000	8,990,000	1,000,000
Shares redeemed	-	-	(210,000)	-
Shares outstanding, end of period	4,600,000	4,450,000	9,780,000	1,000,000

(4)	Fund commenced operations on June 28, 2022.
(5)	Fund commenced operations on September 13, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg One Year Target Duration US Treasury ETF		BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(5)	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(5)
OPERATIONS:
Net investment income/(loss)	$1,959,995	$175,542	$1,321,978	$166,264
Net realized gain/(loss) on investments	(143,623)	(22,869)	(136,920)	(31,288)
Net change in unrealized appreciation/(depreciation) on investments	93,030	(199,645)	536,137	(401,307)
Net increase/(decrease) in net assets resulting from operations	1,909,402	(46,972)	1,721,195	(266,331)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(1,586,503)	-	(1,183,397)	-

CAPITAL TRANSACTIONS:
Proceeds from shares sold	139,996,661	39,471,361	64,558,259	36,889,007
Cost of shares redeemed	(29,448,969)	-	(8,968,350)	-
Net increase/(decrease) in net assets from capital transactions	110,547,692	39,471,361	55,589,909	36,889,007
Increase/(decrease) in net assets	110,870,591	39,424,389	56,127,707	36,622,676

NET ASSETS:
Beginning of period	39,424,389	-	36,622,676	-
End of period	$150,294,980	$39,424,389	$92,750,383	$36,622,676

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	790,000	-	740,000	-
Shares sold	2,810,000	790,000	1,300,000	740,000
Shares redeemed	(590,000)	-	(180,000)	-
Shares outstanding, end of period	3,010,000	790,000	1,860,000	740,000

(5)	Fund commenced operations on September 13, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF		BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(5)	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(5)
OPERATIONS:
Net investment income/(loss)	$413,033	$99,501	$526,707	$87,675
Net realized gain/(loss) on investments	(59,638)	(73,209)	(70,428)	(35,055)
Net change in unrealized appreciation/(depreciation) on investments	478,679	(288,177)	880,939	(583,718)
Net increase/(decrease) in net assets resulting from operations	832,074	(261,885)	1,337,218	(531,098)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(439,139)	-	(506,961)	-

CAPITAL TRANSACTIONS:
Proceeds from shares sold	3,456,872	20,407,929	16,454,650	20,857,369
Cost of shares redeemed	(999,820)	-	(1,002,958)	-
Net increase/(decrease) in net assets from capital transactions	2,457,052	20,407,929	15,451,692	20,857,369
Increase/(decrease) in net assets	2,849,987	20,146,044	16,281,949	20,326,271

NET ASSETS:
Beginning of period	20,146,044	-	20,326,271	-
End of period	$22,996,031	$20,146,044	$36,608,220	$20,326,271

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	410,000	-	420,000	-
Shares sold	70,000	410,000	330,000	420,000
Shares redeemed	(20,000)	-	(20,000)	-
Shares outstanding, end of period	460,000	410,000	730,000	420,000

(5)	Fund commenced operations on September 13, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF		BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(5)	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(5)
OPERATIONS:
Net investment income/(loss)	$426,371	$86,877	$373,656	$85,267
Net realized gain/(loss) on investments	(18,560)	(96,098)	(72,546)	(71,927)
Net change in unrealized appreciation/(depreciation) on investments	1,019,735	(766,860)	1,486,759	(1,197,430)
Net increase/(decrease) in net assets resulting from operations	1,427,546	(776,081)	1,787,869	(1,184,090)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(435,530)	-	(395,974)	-

CAPITAL TRANSACTIONS:
Proceeds from shares sold	5,957,811	21,308,037	-	21,251,092
Cost of shares redeemed	(499,667)	-	-	-
Net increase/(decrease) in net assets from capital transactions	5,458,144	21,308,037	-	21,251,092
Increase/(decrease) in net assets	6,450,160	20,531,956	1,391,895	20,067,002

NET ASSETS:
Beginning of period	20,531,956	-	20,067,002	-
End of period	$26,982,116	$20,531,956	$21,458,897	$20,067,002

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	430,000	-	430,000	-
Shares sold	120,000	430,000	-	430,000
Shares redeemed	(10,000)	-	-	-
Shares outstanding, end of period	540,000	430,000	430,000	430,000

(5)	Fund commenced operations on September 13, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued) (Concluded)

	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(5)
OPERATIONS:
Net investment income/(loss)	$423,279	$93,182
Net realized gain/(loss) on investments	(345,902)	(616,657)
Net change in unrealized appreciation/(depreciation) on investments	2,529,032	(2,160,897)
Net increase/(decrease) in net assets resulting from operations	2,606,409	(2,684,372)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(440,171)	-

CAPITAL TRANSACTIONS:
Proceeds from shares sold	4,419,342	24,072,128
Cost of shares redeemed	(2,134,845)	-
Net increase/(decrease) in net assets from capital transactions	2,284,497	24,072,128
Increase/(decrease) in net assets	4,450,735	21,387,756

NET ASSETS:
Beginning of period	21,387,756	-
End of period	$25,838,491	$21,387,756

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	490,000	-
Shares sold	90,000	490,000
Shares redeemed	(50,000)	-
Shares outstanding, end of period	530,000	490,000

(5)	Fund commenced operations on September 13, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Industrial Sector ETF		BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(1)	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$35.75	$39.89	$34.79	$39.65
Income/(loss) from operations:
Net investment income/(loss)(2)	1.20	1.55	1.25	1.54
Net realized and unrealized gain/(loss) on investments	1.30	(4.25)	(0.96)	(5.05)
Total income/(loss) from operations	2.50	(2.70)	0.29	(3.51)

Distributions to shareholders:
Net investment income	(0.99)	(1.44)	(1.03)	(1.35)
Total distributions	(0.99)	(1.44)	(1.03)	(1.35)
Net Asset Value, end of period	$37.26	$35.75	$34.05	$34.79
Market Value, end of period	$37.34	$35.71	$34.14	$34.73
Total Return at Net Asset Value(3)	7.10%	(6.81)%	0.83%	(8.96)%
Total Return at Market Value(4)	7.44%	(6.88)%	1.26%	(9.03)%
Net Assets, end of period (millions)	$20.5	$3.6	$10.2	$3.5
Ratios to average net assets:
Expenses(5)	0.35%	0.35%	0.35%	0.35%
Net investment income/(loss)(5,6)	6.48%	5.87%	7.19%	5.93%
Portfolio turnover rate(7)	5%	9%	14%	13%

(1)	The Funds commenced operations on February 15, 2022. Shares of XHYI and XHYT were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Healthcare Sector ETF		BondBloxx USD High Yield Bond Financial & REIT Sector ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(1)	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$32.64	$39.84	$34.99	$39.74
Income/(loss) from operations:
Net investment income/(loss)(2)	1.36	1.62	1.22	1.46
Net realized and unrealized gain/(loss) on investments	1.59	(7.58)	0.65	(4.86)
Total income/(loss) from operations	2.95	(5.96)	1.87	(3.40)

Distributions to shareholders:
Net investment income	(1.67)	(1.24)	(1.09)	(1.35)
Total distributions	(1.67)	(1.24)	(1.09)	(1.35)
Net Asset Value, end of period	$33.92	$32.64	$35.77	$34.99
Market Value, end of period	$34.03	$32.52	$35.87	$34.99
Total Return at Net Asset Value(3)	9.29%	(15.19)%	5.42%	(8.65)%
Total Return at Market Value(4)	10.03%	(15.47)%	5.70%	(8.72)%
Net Assets, end of period (millions)	$6.8	$8.2	$8.9	$3.5
Ratios to average net assets:
Expenses(5)	0.35%	0.35%	0.35%	0.35%
Net investment income/(loss)(5,6)	8.28%	6.39%	6.81%	5.57%
Portfolio turnover rate(7)	1%	37%	15%	21%

(1)	The Funds commenced operations on February 15, 2022. Shares of XHYH and XHYF were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Energy Sector ETF		BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(1)	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$37.12	$39.62 (8)	$34.63	$39.87
Income/(loss) from operations:
Net investment income/(loss)(2)	1.21	1.62	1.24	1.57
Net realized and unrealized gain/(loss) on investments	0.75	(2.74)	0.99	(5.49)
Total income/(loss) from operations	1.96	(1.12)	2.23	(3.92)

Distributions to shareholders:
Net investment income	(1.13)	(1.38)	(1.06)	(1.32)
Total distributions	(1.13)	(1.38)	(1.06)	(1.32)
Net Asset Value, end of period	$37.95	$37.12	$35.80	$34.63
Market Value, end of period	$38.02	$36.97	$35.89	$34.45
Total Return at Net Asset Value(3)	5.37%	(2.84)%	6.53%	(9.96)%
Total Return at Market Value(4)	5.98%	(3.19)%	7.35%	(10.54)%
Net Assets, end of period (millions)	$11.5	$7.5	$17.9	$6.9
Ratios to average net assets:
Expenses(5)	0.35%	0.35%	0.35%	0.35%
Net investment income/(loss)(5,6)	6.43%	6.03%	6.93%	6.05%
Portfolio turnover rate(7)	11%	21%	10%	12%

(1)	The Funds commenced operations on February 15, 2022. Shares of XHYE and XHYC were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	The net asset value at the beginning of the period differs from the beginning net asset value reflected on the Statements of Changes in Net Assets due to a change in unrealized gain/(loss) from the inception date February 15, 2022, to when the initial basket was created.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF		BondBloxx B Rated USD High Yield Corporate Bond ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(1)	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(9)
Net Asset Value, beginning of period	$35.66	$39.80	$38.39	$40.08
Income/(loss) from operations:
Net investment income/(loss)(2)	1.02	1.44	1.54	1.35
Net realized and unrealized gain/(loss) on investments	1.40	(4.33)	0.39	(1.94)
Total income/(loss) from operations	2.42	(2.89)	1.93	(0.59)

Distributions to shareholders:
Net investment income	(0.95)	(1.25)	(1.55)	(1.10)
Total distributions	(0.95)	(1.25)	(1.55)	(1.10)
Net Asset Value, end of period	$37.13	$35.66	$38.77	$38.39
Market Value, end of period	$37.23	$35.62	$38.84	$38.33
Total Return at Net Asset Value(3)	6.91%	(7.32)%	5.13%	(1.45)%
Total Return at Market Value(4)	7.31%	(7.55)%	5.47%	(5.16)%
Net Assets, end of period (millions)	$7.4	$5.3	$11.6	$11.5
Ratios to average net assets:
Expenses(5)	0.35%	0.35%	0.30%	0.30%
Net investment income/(loss)(5,6)	5.63%	5.47%	8.05%	7.87%
Portfolio turnover rate(7)	4%	25%	15%	8%

(1)	The Fund commenced operations on February 15, 2022. Shares of XHYD were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(9)	The Fund commenced operations on May 24, 2022. Shares of XB were listed on the NYSE Arca, Inc. on May 26, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx BB Rated USD High Yield Corporate Bond ETF		BondBloxx CCC Rated USD High Yield Corporate Bond ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(9)	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(9)
Net Asset Value, beginning of period	$38.53	$40.17	$37.50	$40.00
Income/(loss) from operations:
Net investment income/(loss)(2)	1.22	1.04	2.32	1.99
Net realized and unrealized gain/(loss) on investments	0.88	(1.87)	0.04	(3.01)
Total income/(loss) from operations	2.10	(0.83)	2.36	(1.02)

Distributions to shareholders:
Net investment income	(1.22)	(0.81)	(2.41)	(1.48)
Total distributions	(1.22)	(0.81)	(2.41)	(1.48)
Net Asset Value, end of period	$39.41	$38.53	$37.45	$37.50
Market Value, end of period	$39.48	$38.47	$37.58	$37.45
Total Return at Net Asset Value(3)	5.54%	(2.07)%	6.53%	(2.59)%
Total Return at Market Value(4)	5.88%	(5.57)%	7.01%	(5.63)%
Net Assets, end of period (millions)	$47.3	$42.4	$9.4	$11.2
Ratios to average net assets:
Expenses(5)	0.20%	0.20%	0.40%	0.40%
Net investment income/(loss)(5,6)	6.31%	6.03%	12.57%	11.58%
Portfolio turnover rate(7)	14%	13%	18%	12%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(9)	The Funds commenced operations on May 24, 2022. Shares of XBB and XCCC were listed on the NYSE Arca, Inc. on May 26, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF		BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(10)	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(11)
Net Asset Value, beginning of period	$37.91	$40.00	$50.09	$50.00
Income/(loss) from operations:
Net investment income/(loss)(2)	0.74	0.83	1.14	0.25
Net realized and unrealized gain/(loss) on investments	2.04	(2.32)	(0.07)	(0.16)
Total income/(loss) from operations	2.78	(1.49)	1.07	0.09

Distributions to shareholders:
Net investment income	(1.22)	(0.60)	(0.90)	-
Total distributions	(1.22)	(0.60)	(0.90)	-
Net Asset Value, end of period	$39.47	$37.91	$50.26	$50.09
Market Value, end of period	$39.61	$37.67	$50.27	$50.13
Total Return at Net Asset Value(3)	7.38%	(3.78)%	2.15%	0.18%
Total Return at Market Value(4)	8.43%	(4.32)%	2.09%	0.22%
Net Assets, end of period (millions)	$181.5	$168.7	$491.6	$50.1
Ratios to average net assets:
Expenses(5)	0.29%	0.29%	0.03%	0.03%
Net investment income/(loss)(5,6)	3.78%	6.09%	4.49%	3.53%
Portfolio turnover rate(7)	12%	9%	41%	24%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(10)	The Fund commenced operations on June 28, 2022. Shares of XEMD were listed on the Cboe BZX, Inc. on June 30, 2022.
(11)	The Fund commenced operations on September 13, 2022. Shares of XHLF were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg One Year Target Duration US Treasury ETF		BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(11)	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(11)
Net Asset Value, beginning of period	$49.90	$50.00	$49.49	$49.94
Income/(loss) from operations:
Net investment income/(loss)(2)	1.16	0.27	1.02	0.26
Net realized and unrealized gain/(loss) on investments	(0.09)	(0.37)	0.36	(0.71)
Total income/(loss) from operations	1.07	(0.10)	1.38	(0.45)

Distributions to shareholders:
Net investment income	(1.04)	-	(1.00)	-
Total distributions	(1.04)	-	(1.00)	-
Net Asset Value, end of period	$49.93	$49.90	$49.87	$49.49
Market Value, end of period	$49.95	$49.91	$49.87	$49.48
Total Return at Net Asset Value(3)	2.18%	(0.20)%	2.82%	(0.90)%
Total Return at Market Value(4)	2.20%	(0.14)%	2.84%	(0.74)%
Net Assets, end of period (millions)	$150.3	$39.4	$92.8	$36.6
Ratios to average net assets:
Expenses(5)	0.03%	0.03%	0.05%	0.05%
Net investment income/(loss)(5,6)	4.64%	3.83%	4.09%	3.74%
Portfolio turnover rate(7)	28%	19%	19%	12%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(11)	The Funds commenced operations on September 13, 2022. Shares of XONE and XTWO were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF		BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(11)	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(11)
Net Asset Value, beginning of period	$49.14	$49.86	$48.40	$49.77
Income/(loss) from operations:
Net investment income/(loss)(2)	0.96	0.28	0.90	0.24
Net realized and unrealized gain/(loss) on investments	0.93	(1.00)	1.77	(1.61)
Total income/(loss) from operations	1.89	(0.72)	2.67	(1.37)

Distributions to shareholders:
Net investment income	(1.04)	-	(0.92)	-
Total distributions	(1.04)	-	(0.92)	-
Net Asset Value, end of period	$49.99	$49.14	$50.15	$48.40
Market Value, end of period	$49.98	$49.12	$50.14	$48.36
Total Return at Net Asset Value(3)	3.89%	(1.44)%	5.58%	(2.75)%
Total Return at Market Value(4)	3.91%	(1.25)%	5.65%	(2.50)%
Net Assets, end of period (millions)	$23.0	$20.1	$36.6	$20.3
Ratios to average net assets:
Expenses(5)	0.05%	0.05%	0.05%	0.05%
Net investment income/(loss)(5,6)	3.91%	3.99%	3.61%	3.49%
Portfolio turnover rate(7)	28%	20%	19%	8%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(11)	The Funds commenced operations on September 13, 2022. Shares of XTRE and XFIV were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF		BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(11)	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(11)
Net Asset Value, beginning of period	$47.75	$49.70	$46.67	$49.74
Income/(loss) from operations:
Net investment income/(loss)(2)	0.87	0.23	0.87	0.23
Net realized and unrealized gain/(loss) on investments	2.26	(2.18)	3.28	(3.30)
Total income/(loss) from operations	3.13	(1.95)	4.15	(3.07)

Distributions to shareholders:
Net investment income	(0.91)	-	(0.92)	-
Total distributions	(0.91)	-	(0.92)	-
Net Asset Value, end of period	$49.97	$47.75	$49.90	$46.67
Market Value, end of period	$49.98	$47.68	$49.96	$46.60
Total Return at Net Asset Value(3)	6.62%	(3.92)%	8.97%	(6.17)%
Total Return at Market Value(4)	6.79%	(3.75)%	9.27%	(6.03)%
Net Assets, end of period (millions)	$27.0	$20.5	$21.5	$20.1
Ratios to average net assets:
Expenses(5)	0.05%	0.05%	0.075%	0.075%
Net investment income/(loss)(5,6)	3.56%	3.45%	3.59%	3.44%
Portfolio turnover rate(7)	12%	19%	12%	12%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(11)	The Funds commenced operations on September 13, 2022. Shares of XSVN and XTEN were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued) (Concluded)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(11)
Net Asset Value, beginning of period	$43.65	$49.78
Income/(loss) from operations:
Net investment income/(loss)(2)	0.86	0.23
Net realized and unrealized gain/(loss) on investments	5.14	(6.36)
Total income/(loss) from operations	6.00	(6.13)

Distributions to shareholders:
Net investment income	(0.90)	-
Total distributions	(0.90)	-
Net Asset Value, end of period	$48.75	$43.65
Market Value, end of period	$48.82	$43.62
Total Return at Net Asset Value(3)	13.83%	(12.31)%
Total Return at Market Value(4)	14.07%	(12.66)%
Net Assets, end of period (millions)	$25.8	$21.4
Ratios to average net assets:
Expenses(5)	0.125%	0.125%
Net investment income/(loss)(5,6)	3.61%	3.54%
Portfolio turnover rate(7)	22%	45%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(11)	The Funds commenced operations on September 13, 2022. Shares of XTWY were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Notes to the Financial Statements

April 30, 2023 (Unaudited)

1.	ORGANIZATION

The BondBloxx ETF Trust (the “Trust”) is a Delaware statutory trust organized on August 17, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s shares are registered under the Securities Act of 1933, as amended. The Trust currently consists of Bond shares of nineteen separate series: BondBloxx USD High Yield Bond Industrial Sector ETF, BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF, BondBloxx USD High Yield Bond Healthcare Sector ETF, BondBloxx USD High Yield Bond Financial & REIT Sector ETF, BondBloxx USD High Yield Bond Energy Sector ETF, BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF, BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF, BondBloxx B Rated USD High Yield Corporate Bond ETF, BondBloxx BB Rated USD High Yield Corporate Bond ETF, BondBloxx CCC Rated USD High Yield Corporate Bond ETF, BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF, BondBloxx Bloomberg Six Month Target Duration US Treasury ETF, BondBloxx Bloomberg One Year Target Duration US Treasury ETF, BondBloxx Bloomberg Two Year Target Duration US Treasury ETF, BondBloxx Bloomberg Three Year Target Duration US Treasury ETF, BondBloxx Bloomberg Five Year Target Duration US Treasury ETF, BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF, BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF and BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF (each, a “Fund” and collectively, the “Funds”). Each series operates as an exchange-traded fund. The Funds are classified as “non-diversified” under the 1940 Act.

Each Fund is managed by BondBloxx Investment Management Corporation (“BIM” or “Adviser”) and generally seeks to track the investment results of each Index (the “Index”). The following table details the Index and commencement of operations of each Fund. Each Index models the performance of the bonds of issuers within a particular sector or group of sectors.

Fund Name	Index	Commencement of Operations
BondBloxx USD High Yield Bond Industrial Sector ETF	ICE Diversified US Cash Pay High Yield Core Industrial Index	February 15, 2022
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index	February 15, 2022
BondBloxx USD High Yield Bond Healthcare Sector ETF	ICE Diversified US Cash Pay High Yield Healthcare Index	February 15, 2022
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	ICE Diversified US Cash Pay High Yield Financial & REIT Index	February 15, 2022
BondBloxx USD High Yield Bond Energy Sector ETF	ICE Diversified US Cash Pay High Yield Energy Index	February 15, 2022
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	ICE Diversified US Cash Pay High Yield Consumer Cyclical Index	February 15, 2022
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index	February 15, 2022
BondBloxx B Rated USD High Yield Corporate Bond ETF	ICE BofA Single-B US Cash Pay High Yield Constrained Index	May 24, 2022
BondBloxx BB Rated USD High Yield Corporate Bond ETF	ICE BofA BB US Cash Pay High Yield Constrained Index	May 24, 2022
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	ICE CCC US Cash Pay High Yield Constrained Index	May 24, 2022
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index	June 28, 2022

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2023 (Unaudited)

Fund Name	Index	Commencement of Operations
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	Bloomberg US Treasury 6 Month Duration Index	September 13, 2022
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	Bloomberg US Treasury 1 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	Bloomberg US Treasury 2 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	Bloomberg US Treasury 3 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	Bloomberg US Treasury 5 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	Bloomberg US Treasury 7 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	Bloomberg US Treasury 10 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	Bloomberg US Treasury 20 Year Duration Index	September 13, 2022

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Management has determined that each Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies,” for the purpose of financial reporting.

Security transactions and Income recognition

Security transactions are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method and included in interest income. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Foreign Currency Translation

The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2023 (Unaudited)

and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Cash

Cash includes non-interest bearing non-restricted cash held with a financial institution.

Investment Valuation

The Net Asset Value per share (“NAV”) of each Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices of the Fund’s assets at the time of closing, provided that (i) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers and (ii) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange.

The NAV of each Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

The value of the securities and other assets and liabilities held by each Fund are determined pursuant to valuation policies and procedures approved by the by the Board of Trustees (the “Board” or “Trustees”) and administered by BIM.

Each Fund values fixed-income portfolio securities at the midpoint between the bid and ask prices, or at current market price quotations provided by dealers, or at prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BIM determines in good faith that such method does not represent fair value.

Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.

When market quotations are not readily available or are believed by BIM to be unreliable, each Fund’s investments are valued at fair value. Fair value determinations are made by BIM in accordance with policies and procedures approved by the Board. BIM may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2023 (Unaudited)

quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BIM determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing, in the absence of readily available and reliable market quotations, may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – Quoted prices in active markets or exchanges for identical assets and liabilities.

■	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by BIM used in determining the fair value of investments.

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ fair value hierarchy levels as of April 30, 2023:

BondBloxx USD High Yield Bond Industrial Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$20,017,507	$-	$20,017,507
Time Deposits	-	192,239	-	192,239
Total Investments	$-	$20,209,746	$-	$20,209,746

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$9,860,629	$-	$9,860,629
Government Obligations	-	99,795	-	99,795
Time Deposits	-	43,438	-	43,438
Total Investments	$-	$10,003,862	$-	$10,003,862

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2023 (Unaudited)

BondBloxx USD High Yield Bond Healthcare Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$6,641,594	$-	$6,641,594
Time Deposits	-	33,466	-	33,466
Total Investments	$-	$6,675,060	$-	$6,675,060

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$8,761,497	$-	$8,761,497
Government Obligations	-	39,616	-	39,616
Time Deposits	-	47,127	-	47,127
Total Investments	$-	$8,848,240	$-	$8,848,240

BondBloxx USD High Yield Bond Energy Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$11,221,177	$-	$11,221,177
Government Obligations	-	99,041	-	99,041
Time Deposits	-	60,376	-	60,376
Total Investments	$-	$11,380,594	$-	$11,380,594

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$17,403,050	$-	$17,403,050
Government Obligations	-	123,801	-	123,801
Time Deposits	-	112,884	-	112,884
Total Investments	$-	$17,639,735	$-	$17,639,735

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$7,308,035	$-	$7,308,035
Time Deposits	-	43,838	-	43,838
Total Investments	$-	$7,351,873	$-	$7,351,873

BondBloxx B Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$11,430,951	$-	$11,430,951
Time Deposits	-	82,650	-	82,650
Total Investments	$-	$11,513,601	$-	$11,513,601

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2023 (Unaudited)

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$46,131,135	$-	$46,131,135
Government Obligations	-	272,362	-	272,362
Time Deposits	-	181,003	-	181,003
Total Investments	$-	$46,584,500	$-	$46,584,500

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$9,081,805	$-	$9,081,805
Government Obligations	-	148,997	-	148,997
Time Deposits	-	88,539	-	88,539
Total Investments	$-	$9,319,341	$-	$9,319,341

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$20,716,848	$-	$20,716,848
Government Agencies & Obligations	-	158,035,317	-	158,035,317
Time Deposits	-	1,303,930	-	1,303,930
Total Investments	$-	$180,056,095	$-	$180,056,095

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$489,412,078	$-	$489,412,078
Time Deposits	-	17,100,431	-	17,100,431
Total Investments	$-	$506,512,509	$-	$506,512,509

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$149,105,200	$-	$149,105,200
Time Deposits	-	118,761	-	118,761
Total Investments	$-	$149,223,961	$-	$149,223,961

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$91,726,157	$-	$91,726,157
Time Deposits	-	121,456	-	121,456
Total Investments	$-	$91,847,613	$-	$91,847,613

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2023 (Unaudited)

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$22,810,227	$-	$22,810,227
Time Deposits	-	45,341	-	45,341
Total Investments	$-	$22,855,568	$-	$22,855,568

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$36,340,925	$-	$36,340,925
Time Deposits	-	59,816	-	59,816
Total Investments	$-	$36,400,741	$-	$36,400,741

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$26,682,425	$-	$26,682,425
Time Deposits	-	32,636	-	32,636
Total Investments	$-	$26,715,061	$-	$26,715,061

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$21,170,914	$-	$21,170,914
Time Deposits	-	32,690	-	32,690
Total Investments	$-	$21,203,604	$-	$21,203,604

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$25,508,618	$-	$25,508,618
Time Deposits	-	48,512	-	48,512
Total Investments	$-	$25,557,130	$-	$25,557,130

Bonds

Each Fund invests a substantial portion of its assets in U.S. dollar-denominated bonds. A bond is an interest-bearing security issued by a U.S. or non-U.S. company, or U.S. or non-U.S. governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2023 (Unaudited)

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Restricted investments held by the Funds as of April 30, 2023, as applicable, are disclosed in the Notes to Portfolios of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2023 (Unaudited)

Defaulted Securities

Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when it becomes probable that the interest will not be collected, and the amount of uncollectible interest can be reasonably estimated. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

Time Deposits

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Portfolios of Investments.

Reclassification

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per Share.

Distribution of Income and Gains

The Funds intend to declare and make distributions of net investment income monthly. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually. Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Organizational and Offering Costs

The Adviser has agreed to bear all organizational and offering expenses for the Funds.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser furnishes investment management services to the Funds pursuant to an Investment Advisory Agreement with the Trust’s Board on behalf of each Fund, subject to the supervision and direction of the Board. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended, as of date of these financial statements.

Pursuant to the Investment Advisory Agreement between BIM and the Trust (entered into on behalf of each Fund), BIM is responsible for substantially all expenses of the Funds, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust).

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2023 (Unaudited)

For its investment advisory services to the Funds, BIM will be paid a management fee from each Fund based on a percentage of each Fund’s average daily net assets, at the annual rates set forth below:

Fund	Management Fee
BondBloxx USD High Yield Bond Industrial Sector ETF	0.35%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	0.35%
BondBloxx USD High Yield Bond Healthcare Sector ETF	0.35%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	0.35%
BondBloxx USD High Yield Bond Energy Sector ETF	0.35%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	0.35%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	0.35%
BondBloxx B Rated USD High Yield Corporate Bond ETF	0.30%
BondBloxx BB Rated USD High Yield Corporate Bond ETF	0.20%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	0.40%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	0.29%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	0.03%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	0.03%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	0.075%
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	0.125%

BIM may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BIM at any time. Any waivers/reimbursements are not subject to recoupment by the Adviser.

Other Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the Trust administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing custody, administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Foreside Fund Services, LLC (the “Distributor”) is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

ACA Group provides the Trust with a Chief Compliance Officer.

Ropes & Gray LLP is counsel to the Trust.

Cohen & Company, Ltd. serves as the Trust’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2023 (Unaudited)

4.	PURCHASE AND SALE OF FUND SHARES

The Funds will offer, issue and redeem shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). The Funds may issue and redeem Creation Units of its Shares only to certain authorized participants that have entered into agreements with the Distributor (“Authorized Participants”) in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares of the Funds will be listed and trade on NYSE Arca, Inc. or Cboe BZX (the “Exchanges”), the national securities exchanges. Shares of the Funds will be traded in the secondary market and elsewhere at market prices that may be at, above or below the Funds’ NAV. Shares will be redeemable only in Creation Units by Authorized Participants, and, generally, in exchange for securities in-kind and/or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit marked to the market value of the omitted Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of Securities and Exchange Commission (“SEC”) rules and regulations applicable to management investment companies offering redeemable securities.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions, US government securities and short-term investments) for the period ended April 30, 2023 were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$432,685	$349,813
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	534,954	583,478
BondBloxx USD High Yield Bond Healthcare Sector ETF	14,922	56,876
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	516,127	534,074
BondBloxx USD High Yield Bond Energy Sector ETF	697,065	652,430
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	477,398	624,154
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	140,141	206,025
BondBloxx B Rated USD High Yield Corporate Bond ETF	1,631,587	1,686,977
BondBloxx BB Rated USD High Yield Corporate Bond ETF	5,366,619	5,811,428
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	1,302,659	1,457,986
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	19,110,583	19,409,459
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	2,471,973	-
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	-	642,738
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	203,773	924,428

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2023 (Unaudited)

The cost of purchases and the proceeds from sales of US government securities (excluding in-kind subscriptions and redemptions, investment securities and short-term investments) for the period ended April 30, 2023 were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$29,667	$29,702
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	109,362	9,943
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	69,187	29,702
BondBloxx USD High Yield Bond Energy Sector ETF	173,374	49,831
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	123,503	-
BondBloxx B Rated USD High Yield Corporate Bond ETF	98,888	99,007
BondBloxx BB Rated USD High Yield Corporate Bond ETF	619,849	99,666
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	148,333	-
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	1,932,083	2,411,133
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF*	136,572,642	33,502,769
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	23,794,644	26,821,352
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	13,123,845	12,837,473
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	5,759,599	5,336,237
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	5,847,913	6,123,546
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	2,995,752	3,248,106
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	2,444,581	2,669,963
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	5,571,750	5,014,501

*	Includes short-term investments to reflect the fund’s investment strategy.

For the period ended April 30, 2023, the costs of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$17,936,678	$1,760,528
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	8,235,820	1,720,450
BondBloxx USD High Yield Bond Healthcare Sector ETF	4,923,382	6,371,988
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	6,950,798	1,739,468
BondBloxx USD High Yield Bond Energy Sector ETF	9,111,574	5,376,021
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	15,616,619	4,954,820
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	5,451,823	3,495,685
BondBloxx BB Rated USD High Yield Corporate Bond ETF	7,652,487	3,801,982
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	1,735,493	3,603,427
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	5,611,230	-
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF*	440,040,033	10,503,262
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	138,466,696	29,227,718
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	63,484,170	8,774,351
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	3,412,959	1,017,973
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	16,338,218	934,734
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	5,901,557	423,242
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	4,381,154	2,113,128

*	Includes short-term investments to reflect the fund’s investment strategy.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2023 (Unaudited)

6.	FEDERAL INCOME TAXES

The Funds intend to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Management of the Funds has reviewed tax positions taken in the tax periods that remain subject to examination by all major tax jurisdictions, including federal, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended April 30, 2023, the Funds did not incur any interest or penalties.

At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BondBloxx USD High Yield Bond Industrial Sector ETF	$20,176,464	$151,031	$(117,749)	$33,282
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	10,286,921	33,865	(316,924)	(283,059)
BondBloxx USD High Yield Bond Healthcare Sector ETF	6,807,332	54,158	(186,430)	(132,272)
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	8,984,045	30,876	(166,681)	(135,805)
BondBloxx USD High Yield Bond Energy Sector ETF	11,511,394	23,928	(154,728)	(130,800)
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	17,763,546	65,809	(189,620)	(123,811)
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	7,461,227	6,161	(115,515)	(109,354)
BondBloxx B Rated USD High Yield Corporate Bond ETF	11,688,921	164,729	(340,049)	(175,320)
BondBloxx BB Rated USD High Yield Corporate Bond ETF	47,040,351	328,900	(784,751)	(455,851)
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	9,700,473	179,937	(561,069)	(381,132)
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	181,783,546	3,099,524	(4,826,975)	(1,727,451)
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	506,725,796	51,352	(264,639)	(213,287)
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	149,330,576	61,494	(168,109)	(106,615)
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	91,712,783	220,631	(85,801)	134,830
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	22,665,066	193,726	(3,224)	190,502

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2023 (Unaudited)

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	$36,103,520	$297,221	$-	$297,221
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	26,462,186	252,875	-	252,875
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	20,914,275	289,342	(13)	289,329
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	25,188,995	521,308	(153,173)	368,135

The differences between book-basis and tax-basis components of unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales for tax purposes.

At October 31, 2022, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
BondBloxx USD High Yield Bond Industrial Sector ETF	$23,138	$-	$23,138
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	16,556	-	16,556
BondBloxx USD High Yield Bond Healthcare Sector ETF	494,318	-	494,318
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	58,703	-	58,703
BondBloxx USD High Yield Bond Energy Sector ETF	14,475	-	14,475
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	32,565	-	32,565
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	41,479	-	41,479
BondBloxx B Rated USD High Yield Corporate Bond ETF	43,015	-	43,015
BondBloxx BB Rated USD High Yield Corporate Bond ETF	164,196	-	164,196
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	23,476	-	23,476
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	279,512	-	279,512
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	8,760	-	8,760
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	22,695	-	22,695
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	30,770	-	30,770
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	73,209	-	73,209
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	35,055	-	35,055
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	96,098	-	96,098
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	71,927	-	71,927
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	613,680	-	613,680

7.	RELATED PARTIES

At April 30, 2023, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2023 (Unaudited)

8.	INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

9.	INVESTMENT RISKS

A discussion of some of the principal risks associated with an investment in a Fund is contained in each Fund’s Prospectus. An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of bonds in general, and other factors that affect the market.

High Yield Bonds Risk. Bonds that are rated below investment-grade (sometimes referred to as “junk bonds,” which may include those bonds rated below “BBB-” by S&P Global Ratings and Fitch, or below “Baa3” by Moody’s), or similar bonds that are unrated, may be deemed speculative, may involve greater levels of risk than higher-rated bonds of similar maturity and may be more likely to default.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Emerging Markets Risks. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Fund invests may be less reliable or complete. Moreover, emerging markets often have less reliable securities valuations and greater risks associated with custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. There could be additional impacts on the value of the Fund as a result

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2023 (Unaudited)

of sustainability risks, in particular those caused by environmental changes related to climate change, social issues (including relating to labor rights) and governance risk (including but not limited to risks around board independence, ownership and control, or audit and tax management). Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.

Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. The recent historically low interest rate environment heightens the risks associated with rising interest rates that may result from central bank or government intervention or other inflationary pressures.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Funds’ investments more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class. The Funds may be more adversely affected by the underperformance of those securities, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities and/or other assets than a fund that does not concentrate its investments.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus that was first detected in December 2019 has spread globally. The impact of this outbreak has adversely affected the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. The duration of the outbreak and its effects cannot be predicted with certainty. Any market or economic disruption can be expected to result in elevated tracking error and increased premiums or discounts to each Fund’s NAV.

Inflation Risk. Inflation is a sustained rise in overall price levels. Moderate inflation is associated with economic growth, while high inflation can signal an overheated economy. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money (i.e., as inflation increases, the values of the Fund’s assets can decline). Inflation poses a “stealth” threat to investors because it reduces savings and investment returns. Central banks, such as the U.S. Federal Reserve, generally attempt to control inflation by regulating the pace of economic activity. They typically attempt to affect economic activity by raising and lowering short-term interest rates. At times, governments may attempt to manage inflation through fiscal policy, such as by raising taxes or reducing spending, thereby reducing economic activity; conversely, governments can attempt to combat deflation with tax cuts and increased spending designed to stimulate economic activity. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. This risk is greater for fixed-income instruments with longer maturities.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, the advent of significant inflation, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2023 (Unaudited)

Non-Diversification Risk. The Funds are classified as “non-diversified” funds under the 1940 Act. Accordingly, a Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that a Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

LIBOR Transition Risk. The risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”) by the end of 2021. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, and the remainder of LIBOR publications are expected to end at the end of 2021. Certain instruments held by the Funds may rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Funds or on certain instruments in which the Funds invest can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and may result in a reduction in value of certain instruments held by the Funds.

Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (e.g., cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, sanctions, tariffs or cyberattacks on Russian entities or individuals could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. How long such military action and related events will last cannot be predicted. These and any related events could have significant impact on Fund performance and the value of an investment in the Fund.

10.	NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.” The ASU clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures related to equity securities subject to contractual sale restrictions. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management is evaluating the implications of this guidance to future financial statements.

11.	SUBSEQUENT EVENTS

Management has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

BONDBLOXX ETF TRUST

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. BondBloxx ETF Trust files their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Forms N-PORT will be available on the SEC’s website at www.sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at https://bondbloxxetf.com/.

Proxy Voting Policy. Information with respect to how proxies relating to the Funds’ portfolio securities were voted during the 12-month period ended June 30 will be available: (i) without charge, upon request, by calling (800) 896-5089 or through the Funds’ website at https://bondbloxxetf.com/; and (ii) on the SEC’s website at www.sec.gov.

Proxy Voting Record. BIM, as an adviser to a 1940 Act Funds, is required to comply with Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), that requires investment companies to file annual report Form N-PX. The adviser must provide the Fund Administrator with the voting records in order to comply with this filing. On an annual basis, following the end of the 12-month period ending June 30, the Adviser will furnish to the Trust’s administrator a full record detailing all how the Adviser voted all Trust proxies for the prior 12-month period.

Premium/Discount Information. Information about the difference between daily market values on the secondary market for shares of the Funds in BondBloxx ETF Trust and such Funds’ net asset value can be found on our website, https://bondbloxxetf.com/.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

BONDBLOXX ETF TRUST

Board Approval of Investment Advisory Agreement (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of BondBloxx ETF Trust (the “Trust,” and each series of the Trust, a “Fund”), including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) (the “Independent Trustees”) of the Trust, is required to consider and approve each Investment Advisory Agreement between the Trust and BondBloxx Investment Management Corporation (“BondBloxx”) (each, an “Advisory Agreement”). As part of the Board’s review of the Advisory Agreements, the Board and its committees (composed solely of Independent Trustees) assess BondBloxx’s services to the respective Funds, including investment management; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to comply with applicable legal and regulatory requirements.

At a meeting held on March 16, 2022, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement with respect to the BondBloxx BB Rated USD High Yield Corporate Bond ETF, BondBloxx B Rated USD High Yield Corporate Bond ETF, and BondBloxx CCC Rated USD High Yield Corporate Bond ETF (together, the “High Yield Ratings Funds”) for an initial two-year period (the “High Yield Ratings Advisory Agreement”). In determining whether to approve the High Yield Ratings Advisory Agreement, BondBloxx furnished information necessary for the Board to make the determination that the High Yield Ratings Advisory Agreement was in the best interests of the High Yield Ratings Funds and their respective shareholders. Prior to approving the High Yield Ratings Advisory Agreement, the Independent Trustees reviewed the proposed terms of the High Yield Ratings Advisory Agreement, including BondBloxx’s proposed services, with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the High Yield Ratings Advisory Agreement.

At a meeting held on May 17, 2022 (the “May Meeting”), the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement with respect to the BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF (the “Emerging Markets Fund”) for an initial two-year period (the “Emerging Markets Advisory Agreement”). In determining whether to approve the Emerging Markets Advisory Agreement, BondBloxx furnished information necessary for the Board to make the determination that the Emerging Markets Advisory Agreement was in the best interests of the Emerging Markets Fund and its shareholders. Prior to approving the Emerging Markets Advisory Agreement, the Independent Trustees reviewed the proposed terms of the Emerging Markets Advisory Agreement, including BondBloxx’s proposed services, with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the Emerging Markets Advisory Agreement. In addition, at the May Meeting, the Board, including a majority of the Independent Trustees, approved the amended High Yield Ratings Advisory Agreement, which included a new fee structure for the High Yield Ratings Funds, after determining that the fee proposal was fair and reasonable. In determining whether to approve the amended High Yield Ratings Advisory Agreement, the Board considered the information provided by management supporting the new fee structure. Prior to approving the amended High Yield Ratings Advisory Agreement, the Independent Trustees reviewed the proposed amended fee structure with management and their independent legal counsel and discussed with counsel the relevant legal standards for evaluating such fee proposal.

At a meeting held on August 16, 2022, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement with respect to the BondBloxx Bloomberg Six Month Target Duration US Treasury ETF, BondBloxx Bloomberg One Year Target Duration US Treasury ETF, BondBloxx Bloomberg Two Year Target Duration US Treasury ETF, BondBloxx Bloomberg Three Year Target Duration US Treasury ETF, BondBloxx Bloomberg Five Year Target Duration US Treasury ETF, BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF, BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF, and BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF (together, the “Treasury Funds”) for an initial two-year period (the “Treasury Advisory Agreement”). In determining whether to approve the Treasury Advisory Agreement, BondBloxx furnished information necessary for the Board to make the determination that the Treasury Advisory Agreement was in the best interests of the Treasury Funds and their respective shareholders. Prior to approving the Treasury Advisory Agreement, the Independent Trustees reviewed the proposed terms of the Treasury Advisory Agreement, including BondBloxx’s proposed services, with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the Treasury Advisory Agreement.

BONDBLOXX ETF TRUST

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

At a meeting held on November 15, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuance of the Advisory Agreement with respect to BondBloxx USD High Yield Bond Industrial Sector ETF, BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF, BondBloxx USD High Yield Bond Healthcare Sector ETF, BondBloxx USD High Yield Bond Financial & REIT Sector ETF, BondBloxx USD High Yield Bond Energy Sector ETF, BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF, and the BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF (together, the “Sector Funds”) for a one-year period (the “Sector Advisory Agreement”). In determining whether to approve the continuance of the Sector Advisory Agreement, BondBloxx furnished information necessary for the Board to make the determination that the continuance of the Sector Advisory Agreement was in the best interests of the Sector Funds and their respective shareholders. Prior to approving the continuance of the Sector Advisory Agreement, the Independent Trustees reviewed the terms of the Sector Advisory Agreement, including BondBloxx’s services, with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuance of the Sector Advisory Agreement.

In approving the High Yield Ratings Advisory Agreement, the Emerging Markets Advisory Agreement and the Treasury Advisory Agreement, the Board, including the Independent Trustees, considered various factors, including: (1) the nature, extent and quality of the services to be provided to the Funds by BondBloxx; (2) BondBloxx’s proposed compensation under the Advisory Agreement; (3) the estimated expenses of the Funds; (4) the estimated costs of services to be provided to the Funds and the anticipated profits to be realized by BondBloxx from its management of the Funds; (5) the potential for economies of scale and the sharing of any economies of scale with the Funds’ shareholders; (6) the fees paid by and services provided to comparable high yield bond exchange-traded funds (“ETFs”); and (7) other potential benefits to BondBloxx from its relationships with the Funds. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve each Advisory Agreement are discussed below.

Nature, Extent and Quality of Services to be Provided. In considering the nature, extent and quality of the services to be provided by BondBloxx under the Advisory Agreement, the Board reviewed information provided by BondBloxx relating to its operations and personnel. The Board considered the level and depth of knowledge and professional experience and qualifications of BondBloxx’s personnel. The Board also took into account the systems and resources that BondBloxx intended to devote to investment management, legal and compliance. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by BondBloxx under the Advisory Agreement.

Performance. The Board took into account that BondBloxx does not currently manage any accounts or funds with similar investment objectives and policies and does not operate any affiliated advisory entities. The Board took into consideration the professional experience and investment capabilities of the individual who is expected to serve as portfolio manager to the Funds. In addition, the Board considered BondBloxx’s investment philosophy and portfolio construction process and the systems and tools BondBloxx expected to use in managing the Funds in accordance with their respective investment objectives and investment strategies. The Board also took into consideration the information management provided regarding the challenges in assembling appropriate peer groups for a number of the Funds due to, among other things, the limited number of possible peer funds with substantially similar principal investment strategies, investment approaches and/or fee structures. Based on the foregoing, the Board concluded that BondBloxx is qualified to manage each Fund’s assets in accordance with the Fund’s investment objectives and investment strategies.

Proposed Compensation and Estimated Expenses. The Board considered the proposed compensation that each Fund is required to pay to BondBloxx under the Advisory Agreement and the estimated expense ratios of the Funds. The Board took into account that under the Advisory Agreement, BondBloxx is responsible for paying substantially all of the Funds’ operating expenses with some exceptions and that this expense structure effectively limits each Fund’s expenses to the level of its respective advisory fee. In addition, the Board took into account the expense ratios of comparable peer ETFs relative to the estimated expense ratios of the Funds. Based on the foregoing, the Board concluded that each Fund’s advisory fee is reasonable in view of the services to be received by the Fund from BondBloxx and the other factors considered.

BONDBLOXX ETF TRUST

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

Costs of Services, Anticipated Profitability and Fall-out Benefits. The Board considered the estimated cost of services to be provided and the profits to be realized by BondBloxx in connection with its provision of services to the Funds pursuant to the Advisory Agreement. In particular, the Board took into account BondBloxx’s expectations that during the Funds’ initial period of operations, the Funds are likely to operate below their breakeven levels and their profitability to BondBloxx would likely be below levels anticipated by BondBloxx in later years. The Board noted potential benefits to BondBloxx that could accrue as a result of managing the Funds, including potential reputational benefits. Based upon the foregoing, the Board concluded that BondBloxx’s anticipated profitability from its relationship with the Funds was reasonable.

Potential Economies of Scale. The Board considered the initial levels of investor seed capital and BondBloxx’s expectations concerning each Fund’s asset growth in the first year of operations and beyond. The Board noted the competitive environment in which the Funds will operate. The Board considered the effect of potential future asset growth on each Fund’s performance and expenses. The Board noted that as a Fund’s assets increase over time, the Fund might realize other economies of scale to the extent its assets increase proportionally more than certain Fund operating expenses. Based on the foregoing, the Board concluded that the amount and structure of the proposed compensation to be paid by each Fund to BondBloxx is appropriate.

Conclusion. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Trustees, determined that each Advisory Agreement, including the compensation payable to BondBloxx under such agreement, is in the best interests of each Fund and its respective shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the High Yield Ratings Advisory Agreement, the Emerging Markets Advisory Agreement and the Treasury Advisory Agreement for an initial two-year period.

In approving the continuance of the Sector Advisory Agreement, the Board, including the Independent Trustees, considered various factors, including: (1) the nature, extent and quality of the services provided to the Sector Funds by BondBloxx; (2) the investment performance of the Sector Funds; (3) BondBloxx’s compensation under the Sector Advisory Agreement; (4) the expenses of the Sector Funds; (5) the costs of services provided to the Sector Funds and the profitability of the relationship to BondBloxx; (6) economies of scale and the sharing of any economies of scale with the Sector Funds’ shareholders; (7) the fees paid by and services provided to comparable high yield bond ETFs; and (8) other benefits to BondBloxx from its relationships with the Sector Funds. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the continuance of the Sector Advisory Agreement are discussed below.

Nature, Extent and Quality of Services to be Provided. In considering the nature, extent and quality of the services provided by BondBloxx under the Sector Advisory Agreement, the Board reviewed information provided by BondBloxx relating to its operations and personnel. The Board considered the level and depth of knowledge and professional experience and qualifications of BondBloxx’s personnel. The Board also took into account the systems and resources that BondBloxx devotes to investment management, legal and compliance. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Sector Funds by BondBloxx under the Sector Advisory Agreement.

Performance. The Board took into account that BondBloxx does not currently manage any accounts or funds with similar investment objectives and policies and does not operate any affiliated advisory entities. The Board took into consideration the professional experience and investment capabilities of the individual who serves as portfolio manager to the Sector Funds. In addition, the Board considered BondBloxx’s investment philosophy and portfolio construction process and the systems and tools BondBloxx uses in managing the Sector Funds in accordance with its investment objectives and investment strategies. In considering each Sector Fund’s performance, the Board reviewed comparisons of the performance of the Fund to the performance of a peer group of comparable funds selected by Broadridge. The Board noted that the performance of each of BondBloxx USD High Yield Bond Industrial Sector ETF, BondBloxx USD High Yield Bond Energy Sector ETF and BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF for the period (since inception) ended September 22,

BONDBLOXX ETF TRUST

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

2022, was above the median, and that the performance of the other four Sector Funds was below the peer group median for the period (since inception) ended September 22, 2022. The Board considered the Funds’ limited operating history and noted that it was important to provide the Funds’ portfolio management team sufficient time to establish a longer performance history. Based on the foregoing, the Board concluded that BondBloxx is qualified to manage the Sector Funds’ assets in accordance with each Fund’s investment objectives and investment strategies.

Compensation and Expenses. The Board considered the compensation that the Sector Funds are required to pay to BondBloxx under the Sector Advisory Agreement and the expense ratios of the Funds. The Board took into account that under the Sector Advisory Agreement, BondBloxx is responsible for paying substantially all of the Sector Funds’ operating expenses with some exceptions and that this expense structure effectively limits each Fund’s expenses to the level of its respective advisory fee. In addition, the Board took into account the expense ratios of comparable peer ETFs relative to the estimated expense ratios of the Sector Funds. Based on the foregoing, the Board concluded that the Sector Funds’ advisory fee is reasonable in view of the services received by the Funds from BondBloxx and the other factors considered.

Costs of Services, Profitability and Fall-out Benefits. The Board considered the cost of services provided and the profits realized by BondBloxx in connection with its provision of services to the Sector Funds pursuant to the Sector Advisory Agreement. The Board noted direct and indirect benefits that BondBloxx may receive from its relationship with the Sector Funds, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Funds. Based upon the foregoing, the Board concluded that BondBloxx’s ancillary benefits from its relationship with the Sector Funds was reasonable.

Economies of Scale. The Board noted the competitive environment in which the Sector Funds operate. The Board considered the effect of future asset growth on each Fund’s performance and expenses. The Board noted that as each Fund’s assets increase over time, the Fund might realize other economies of scale to the extent its assets increase proportionally more than certain Fund operating expenses. Based on the foregoing, the Board concluded that the amount and structure of the compensation paid by the Funds to BondBloxx is appropriate.

Conclusion. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Trustees, determined that the Sector Advisory Agreement, including the compensation payable to BondBloxx under the agreement, is in the best interests of the Sector Funds and their respective shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuance of the Sector Advisory Agreement for another one-year period.

BONDBLOXX ETF TRUST

Board of Trustees and Executive Officers (Unaudited)

The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BIM and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as “Independent Trustees.”.

The address of each Trustee and officer is c/o BondBloxx ETF Trust, 700 Larkspur Landing Circle, Suite 250, Larkspur, CA 94939. The Board has designated Joanna Gallegos as its Board Chair. David Lonergan serves as the Lead Independent Trustee. Additional information about the Funds’ Trustees and officers may be found in the Statement of Additional Information, which is available without charge, upon request, by calling toll-free (800) 896-5089.

Trustees

Name (Age)	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee
Allan Eberhart, (61)	Trustee, Nominating and Governance Committee Chair	2021-present	Professor of Finance, Founding Director (now Senior Associate Dean) of Master of Science in Finance program, McDonough School of Business, Georgetown University, since 1989	19	None
David Lonergan (52)	Lead Independent Trustee	2021-present	Retired; Chief Investment Officer Vista Capital Advisors (2017); Managing Director Global Co-Head Securities Lending and Finance BlackRock (1994-2014)	19	Advisory Board Member, Make-A-Wish Greater Bay Area (since 2017)
Stephen Messinger (60)	Trustee, Audit Committee Chair	2021-present	President, Di Costa Partners, 2019-present (registered fund governance advisory); Managing Director, BlackRock, Inc. (2016-2019); Executive Vice President, iShares ETFs (2016-2019)	19	Director, Ricochet Foundation (since 2018)
H. Michael Williams (62)	Trustee	2021-present	Retired; Educator, Director of Intercollegiate Athletics, University of California (2014-2018)	19	Member, Board of Visitors, University of California – Berkeley (since 2022); Director, The Spencer Foundation (since 2019)

BONDBLOXX ETF TRUST

Board of Trustees and Executive Officers (Unaudited) (Continued)

Name (Age)	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee
Joanna Gallegos (47)	Interested Trustee and Board Chair	2021-present	Chief Operating Officer, BondBloxx Investment Management Corporation, since 2021; Head of Global ETF Strategy (2019-2021), Head of US ETFs (2017-2019) and Head of ETF Product Development (2013-2017), J.P. Morgan Asset Management; Managing Director/Director, BlackRock, Inc. (1999-2013)	19	None

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Joanna Gallegos (47)	Chief Executive Officer, President and Secretary	Chief Operating Officer, BondBloxx Investment Management Corporation since 2021; Head of Global ETF Strategy (2019-2021), Head of US ETFs (2017-2019) and Head of ETF Product Development (2013-2017), J.P. Morgan Asset Management; Managing Director/Director, BlackRock, Inc. (1999-2013)
Tony Kelly (51)	Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer	Head of ETF Product and Capital Markets, BondBloxx Investment Management Corporation, since 2021; Managing Director and Head of ETF Product, Goldman Sachs Asset Management (2015-2021); Managing Director/Director, BlackRock, Inc. (2000-2015)
Kevin Hourihan (44)	Interim Chief Compliance Officer, AML Compliance Officer	Senior Principal Consultant - Fund Chief Compliance Officer, ACA Global, LLC, since 2022; Chief Compliance Officer, ETF Managers Trust, since 2022; Chief Compliance Officer, Bitwise Funds Trust, since 2022; Chief Compliance Officer, Ashmore Funds (2017-2022); Director, Ashmore Investment Advisors (US) Corp. (2017-2022); Director, Ashmore Investment Management (US) Corp. (2017-2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp. (2014-2022); Chief Compliance Officer, Ashmore Equities Investment Management (US) LLC (2015-2017)

The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee of the Board. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Funds’ investment adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board member of the Funds and the other funds in the Trust (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Also, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve (or continue to serve) as a Trustee.

BONDBLOXX ETF TRUST

Board of Trustees and Executive Officers (Unaudited) (Continued)

Allan C. Eberhart. Allan C. Eberhart has been a Trustee of the Trust and Chair of the Nominating and Governance Committee since 2021. Mr. Eberhart has over 30 years of experience in financial education and consulting. He is a Professor of Finance and Founding Director, now Senior Associate Dean, of the Master of Science in Finance program at Georgetown University’s McDonough School of Business. He began teaching Finance at Georgetown University in 1989. He has published research on financial markets in leading journals such as the Journal of Finance, Review of Financial Studies, and the Journal of Accounting Research. He was previously a visiting professor at New York University’s Stern School of Business, and has consulted for firms such as Ashmore Group, Barclays, Goldman, Sachs, Standard and Poor’s, and T. Rowe Price. Mr. Eberhart has a Bachelor of Arts degree from Thomas More College, a Master of Arts degree from the University of Cincinnati, a PhD in Finance from the University of South Carolina, and an EdD in Higher Education Management from the University of Pennsylvania.

David A. Lonergan. David A. Lonergan has been a Trustee and Lead Independent Trustee of the Trust since 2021. Mr. Lonergan most recently served as Chief Investment Officer for Vista Capital Advisors in 2017, where he devised strategies and oversight for a corporate bond and credit derivatives portfolio. Mr. Lonergan retired as a Managing Director with BlackRock Inc. in 2014 after serving the firm and Barclays Global Investors (acquired by BlackRock in 2009) since 1994. When he retired he was serving as Global Co-Head of Securities Lending and Finance. Prior to that, he held several positions with the firm, including as Global Head of Securities Lending Strategy, Head of U.S. Cash Management, U.S. Liquidity Manager, and Cash Trader. In his role as Head of U.S. Cash Management, he oversaw the management of over $175B in short duration fixed income investments, including asset backed securities, over the counter and exchange traded derivatives, corporate bonds and various liquidity products. Mr. Lonergan currently serves as an Advisory Board Member with Make-A-Wish Greater Bay Area, after having served two terms as a Board Member, including terms as Board Chair, and Treasurer/Finance Committee Chair. Mr. Lonergan has a B.A. degree in Business Administration from California State University Sacramento, and an M.B.A. degree from the University of California at Davis.

Stephen A. Messinger. Stephen A. Messinger has been a Trustee of the Trust and Chair of the Audit Committee since 2021. Mr. Messinger has worked in the asset management industry for over 20 years and with ETF products specifically for more than 14 years. He has recently launched a start up business, Di Costa Partners, focused on advising managers and boards on the governance of registered funds. Di Costa was acquired in 2022 by Morrow Sodali Fund Services, where Mr. Messinger currently serves as President. Prior to Di Costa, Mr. Messinger worked at the world’s largest global ETF sponsor — iShares, which is owned by BlackRock. He has held different roles in the ETF business culminating as the Executive Vice President of the registered iShares ETF complex, serving as the senior liaison with the US iShares ETFs board of trustees. In that role, he worked closely with the different teams that support the board and coordinated BlackRock’s varied interactions with the board. Prior to his most recent stint at BlackRock, Steve was a Managing Director at Beacon Consulting, where he focused on helping asset managers grow and develop ETF businesses. Mr. Messinger has a B.A. degree from Brown University, an M.I.A. from Columbia University, and an M.B.A. from The Wharton School at the University of Pennsylvania.

H. Michael Williams. H. Michael Williams has been a Trustee of the Trust since 2021. Mr. Williams is a Director of the Spencer Foundation, which makes grants to support research for areas of education. Mr. Williams is also a Member of University of California, Berkeley’s Board of Visitors. Mr. Williams previously was a Trustee, President and CEO of the Barclays Global Investors family of mutual funds. He was a Trustee of the U.C. Berkeley Foundation from 2007-2018 and was its Vice Chairman (2014-2015). He serves on numerous non-profit boards and is Co-Chair of the Executive Board of the College of Letters and Science at U.C. Berkeley. Mr. Williams was most recently the Director of Intercollegiate Athletics at the University of California, Berkeley. Previously, Mr. Williams was Vice Chairman of Capital Markets at Barclays Global Investors and a Vice President of Bank of America. Mr. Williams has an A.B. degree in Economics from the University of California, Berkeley and an M.B.A. degree in Finance from the UCLA Anderson School of Management.

BONDBLOXX ETF TRUST

Board of Trustees and Executive Officers (Unaudited) (Continued)

Joanna Gallegos (Interested Trustee). Joanna Gallegos has served as the Chair of the Board of Trustees of the Trust since 2021. In addition, she has served as the President of the Trust since 2021. Ms. Gallegos is the Chief Operating Officer of BondBloxx Investment Management Corporation. In her role, she is responsible for overseeing the day-to-day operations of BIM and the Trust, including overseeing the Trust’s service providers. Ms. Gallegos is a global leader in ETF design, distribution and growth and has an extensive track record in launching new businesses, entering highly competitive markets, and building high performing teams across all phases of the ETF business, including distribution strategy, capital markets effectiveness, the strategic product lifecycle, and building financial enterprise systems. Ms. Gallegos has served in a variety of roles as an inaugural member of the management team of the ETF business at J.P. Morgan Asset Management from 2013-2021, including Head of its U.S. ETF business and Head of Global ETF Strategy, where she led the firm’s efforts to design, develop, launch and manage a complete range of ETF products and helped JPM become a Top 10 Provider of ETFs, with over $65 billion in AUM. Prior to J.P. Morgan, she served in a variety of roles at BlackRock’s iShares division, including Senior Product Manager and Managing Director of the firm’s strategic initiatives group, from 1999 to 2013, where she was instrumental in planning, building and launching many of the industry’s largest and most liquid equity, fixed income and alternative ETFs. Ms. Gallegos holds a Bachelor of Science from Sonoma State University in Business Administration & Finance. She is named as inventor on a patent for Multi-Basket Structure for Exchange Traded Fund (ETF), developed during her time at BlackRock, and a System and Method for Dynamic Implementation of Exchange Traded Fund, developed during her time at J.P. Morgan. She holds the FINRA Series 7, 63 and 24 licenses and is a member of Women in ETFs.

BONDBLOXX ETF TRUST

General Information (Unaudited)

Investment Adviser

BondBloxx Investment Management Corporation

700 Larkspur Landing Circle, Suite 250

Larkspur, CA 94939

Administrator, Fund Accountant, Transfer and Dividend Agent and Custodian

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Chief Compliance Officer

ACA Group

480 East Swedesford Road, Suite 220

Wayne, PA 19087

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Ropes & Gray LLP

3 Embarcadero Center

San Francisco, CA 94111

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BondBloxx Investment Management Corporation | bondbloxxetf.com | 800.896.5089

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BondBloxx ETF Trust

By:	/s/ Joanna Gallegos
Joanna Gallegos
Principal Executive Officer
BondBloxx ETF Trust

Date:	June 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joanna Gallegos
Joanna Gallegos
Principal Executive Officer
BondBloxx ETF Trust

Date:	June 29, 2023

BondBloxx ETF Trust

By:	/s/ Tony Kelly
Tony Kelly
Chief Financial Officer, Chief Accounting Officer,
Vice President and Treasurer
BondBloxx ETF Trust

Date:	June 29, 2023